                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2, 1997

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                        Post-Effective Amendment No. 25  [x]

                                       and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 26       [x]


                          (Check appropriate box or boxes)

                          NATIONWIDE SEPARATE ACCOUNT TRUST
                                TOTAL RETURN FUND
                                CAPITAL APPRECIATION FUND
                                GOVERNMENT BOND FUND
                                MONEY MARKET FUND
                                NATIONWIDE SMALL COMPANY FUND
                                NATIONWIDE INCOME FUND
                                NATIONWIDE STRATEGIC GROWTH FUND
                                NATIONWIDE STRATEGIC VALUE FUND
                                NATIONWIDE EQUITY INCOME FUND
                                NATIONWIDE HIGH INCOME BOND FUND
                                NATIONWIDE BALANCED FUND
                                NATIONWIDE MULTI SECTOR BOND FUND
                                NATIONWIDE SMALL CAP VALUE FUND
                                NATIONWIDE GLOBAL EQUITY FUND
                                NATIONWIDE SELECT ADVISERS MID CAP FUND

                 (Exact Name of Registrant as Specified in Charter)

                               THREE NATIONWIDE PLAZA
                                COLUMBUS, OHIO 43215
                  (Address of Principal Executive Office)(Zip Code)

Registrant's Telephone Number, including Area Code: (614) 249-7111

                          Send Copies of Communications to:

MS. RAE MERCER POLLINA                  DRUEN, DIETRICH, RENOLDS & KOOGLER
THREE NATIONWIDE PLAZA                  ONE NATIONWIDE PLAZA
COLUMBUS, OHIO 43215                    COLUMBUS, OHIO 43215
(Name and Address of Agent for Service)


[x] It is proposed that this filing will become effective on November 1, 1997 pursuant to paragraph (a) of Rule 485.



         Registrant has declared that an indefinite number of its shares are registered by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 26, 1997.

-------------------------------------------------------------------------------
                          NATIONWIDE SEPARATE ACCOUNT TRUST

                                TOTAL RETURN FUND
                                CAPITAL APPRECIATION FUND
                                GOVERNMENT BOND FUND
                                MONEY MARKET FUND
                                NATIONWIDE SMALL COMPANY FUND
                                NATIONWIDE INCOME FUND
                                NATIONWIDE STRATEGIC GROWTH FUND
                                NATIONWIDE STRATEGIC VALUE FUND
                                NATIONWIDE EQUITY INCOME FUND
                                NATIONWIDE HIGH INCOME BOND FUND
                                NATIONWIDE BALANCED FUND
                                NATIONWIDE MULTI SECTOR BOND FUND
                                NATIONWIDE SMALL CAP VALUE FUND
                                NATIONWIDE GLOBAL EQUITY FUND
                                NATIONWIDE SELECT ADVISERS MID CAP FUND

-------------------------------------------------------------------------------
CROSS REFERENCE SHEET

N-1A Item No.                                   Location
--------------------------------------------------------

                                       PART A


                 (CAPITAL APPRECIATION FUND, TOTAL RETURN FUND,
                    GOVERNMENT BOND FUND, MONEY MARKET FUND,
             NATIONWIDE SMALL COMPANY FUND, NATIONWIDE INCOME FUND)


Item  1.        Cover Page................................... Cover Page
Item  2.        Synopsis..................................... *
Item  3.        Condensed Financial Information.............. *
Item  4.        General Description of Registrant............ Investment Objectives and Policies;
                                                              Investment Techniques, Considerations
                                                              and Risk Factors
Item  5.        Management of the Fund....................... Management of the Trust
Item  6.        Capital Stock and Other Securities........... Additional Information, Tax Status
Item  7.        Purchase of Securities Being Offered......... Sale of Fund Shares; Investment in Fund Shares;
                ............................................. Net Income and Distributions
Item  8.        Redemption or Repurchase..................... Share Redemption
Item  9.        Pending Legal Proceedings.................... *

                                       PART B


                 (CAPITAL APPRECIATION FUND, TOTAL RETURN FUND,
                    GOVERNMENT BOND FUND, MONEY MARKET FUND,
             NATIONWIDE SMALL COMPANY FUND, NATIONWIDE INCOME FUND)


Item 10.        Cover Page................................... Cover Page
Item 11.        Table of Contents............................ Table of Contents
Item 12.        General Information and History.............. General Information and History
Item 13.        Investment Objectives and Policies........... Additional Information on Portfolio
                                                              Investments and Investment Policies;
                                                              Investment Restrictions


Item 14.  Management of the Registrant.... Trustees and Officers of the Trust
Item 15.  Control Persons and Principal
          Holders of Securities........... Major Shareholders
Item 16.  Investment Advisory and Other
          Services........................ Investment Adviser and Other Services
Item 17.  Brokerage Allocation............ Brokerage Allocations
Item 18.  Capital Stock and Other
          Securities...................... Additional Information
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered......................... Purchases, Redemptions and Pricing
                                           of Shares
Item 20.  Tax Status...................... Tax Status; Other Tax Consequences;
                                           Tax Consequences to Shareholders
Item 21.  Underwriters.................... *
Item 22.  Calculation of Performance
          Data............................ Calculating Yield and Total Return --
                                           Non-Money Market Funds
Item 23.  Financial Statements............ Financial Statements

                                       PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------
* Not applicable or negative answer

The Prospectuses and Statement of Additional Information for the Nationwide Strategic Growth Fund, Nationwide Strategic Value Fund, Nationwide Equity Income Fund, Nationwide High Income Fund, Nationwide Balanced Fund, Nationwide Multi Sector Bond Fund, Nationwide Small Cap Value Fund, Nationwide Global Equity Fund and Nationwide Select Advisors Mid Cap Fund, are incorporated by reference into this filing of Post-Effective Amendment No. 25 to the Registration Statement.

                        SUPPLEMENT DATED OCTOBER 31, 1997
                         TO PROSPECTUS DATED MAY 1, 1997

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                            CAPITAL APPRECIATION FUND
                                TOTAL RETURN FUND
                              GOVERNMENT BOND FUND
                                MONEY MARKET FUND

At a Special Meeting of Shareholders held on September 26, 1997, Shareholders of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund ("the Funds") approved a new Investment Advisory Agreement with Nationwide Advisory Services, Inc.("NAS").

The new Investment Advisory Agreement changes the advisory fees paid to NAS effective November 1, 1997 from 0.50% of each Fund's average annual daily net assets to the following fees expressed as an annual percentage of average daily net assets:

Fund                        Advisory Fees
----                        -------------
Total Return Fund and       0.60% on assets up to $1 billion
Capital Appreciation Fund   0.575% on assets of $1 billion and more but less than $2 billion
                            0.55% on assets of $2 billion and more but less than $5 billion
                            0.50% for assets of $5 billion and more


Government Bond Fund        0.50% on assets up to $1 billion
                            0.475% on assets of $1 billion and more but less than $2 billion
                            0.45% on assets of $2 billion and more but less than $5 billion
                            0.40% for assets of $5 billion and more


Money Market Fund           0.40% on assets up to $1 billion
                            0.38% on assets of $1 billion and more but less than $2 billion
                            0.36% on assets of $2 billion and more but less than $5 billion
                            0.34% for assets of $5 billion and more


In addition, effective November 1, 1997, fund accounting and administrative services for the Funds will be provided by NAS under a separate Fund Administration Agreement. Under the terms of the Fund Administration Agreement, NAS will receive a fee from each Fund, calculated daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% on assets of $1 billion and more.

NAS, through its wholly-owned subsidiary Nationwide Investors Services, Inc. ("NISI") also serves as transfer and dividend disbursing agent for the Funds pursuant to a Transfer and Dividend Disbursing Agent Agreement. Under the terms of the agreement, effective November 1, 1997, NAS will receive a fee, calculated daily and paid monthly, at an annual rate of 0.01% of each Fund's average daily net assets.


The following unaudited Financial Highlights for the six months ended June 30, 1997 is inserted under the heading FINANCIAL HIGHLIGHTS on page 2 of the Prospectus for each Fund after the line for the year ended December 31, 1996.

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               Net
                                            Realized                                    Distributions
                    Net                       Gain                                        from Net
                   Asset                    (Loss) &          Total        Dividends      Realized
                   Value          Net      Unrealized          From        from net       Gain from
                 Beginning    Investment  Appreciation      Investment    Investment      Investment          Total
                 of Period      Income   (Depreciation)     Operations      Income       Transactions     Distributions
                 ------------------------------------------------------------------------------------------------------
                                  INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                 ------------------------------------------------------------------------------------------------------
TOTAL RETURN
FUND               $13.27        $.13        $2.44             $2.57         $(.13)           --              $(.13)

CAPITAL
APPRECIATION
FUND                16.28         .18         3.28              3.46          (.18)           --               (.18)

GOVERNMENT
BOND FUND           11.04         .35         (.04)              .31          (.35)           --               (.35)

MONEY MARKET
FUND                 1.00         .03          --                .03          (.03)           --               (.03)


                                                            Net
                   Net                                   Investment
                  Asset                    Expenses      Income to                                    Net Assets
                  Value                   to Average      Average                       Average       at End of
                  End of      Total          Net            Net         Portfolio      Commission      Period
                  Period      Return        Assets         Assets       Turnover       Rate Paid       (000's)        Year
                  ---------------------------------------------------------------------------------------------------------
                                              RATIOS & SUPPLEMENTAL DATA                             NET ASSETS
                  ---------------------------------------------------------------------------------------------------------
TOTAL RETURN
FUND              $15.71      19.41%         .51%*         1.83%*         6.3%          4.3819       $1,563,874       1997+

CAPITAL
APPRECIATION
FUND               19.56      20.80          .51*          1.21*          4.7           5.9652          337,824       1997+

GOVERNMENT
BOND FUND          11.00       2.84          .51*          6.29*         41.8                           431,593       1997+

MONEY MARKET
FUND                1.00       2.54          .51*          5.09*          --                            999,882       1997+


* Annualized. Total return and portfolio turnover are not annualized.

+ Six months ended June 30, 1997.

SUMMARY OF FUND EXPENSES

The tables below summarize the various cost and expenses an investor will bear, directly or indirectly based on fees in effect November 1, 1997, when investing in the Funds:


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)

                                         Capital         Total        Government       Money
                                       Appreciation      Return          Bond          Market
                                       ------------      ------          ----          ------
Advisory Fees                              .60%           .60%           .50%           .40%
Administration Fees                        .05%           .05%           .05%           .05%
All Other Expenses                         .03%           .02%           .02%           .02%
                                           ---            ---            ---            ---
    Total Fund Operating Expenses          .68%           .67%           .57%           .47%
                                           ===            ===            ===            ===

Example:

         You could pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period:

1 year                                      $ 7            $ 7           $ 6            $ 5
3 years                                     $22            $21           $18            $15
5 years                                     $38            $37           $32            $26
10 years                                    $85            $83           $71            $59

         The expenses shown in the chart and example do not include variable contract charges, if applicable. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.



Under the heading SALE OF FUND SHARES on page 3 of the Prospectus, the first sentence of the paragraph is hereby deleted and replaced by the following:

Under the heading INVESTMENT IN FUND SHARES on page 9 of the Prospectus the second paragraph is hereby deleted and replaced by the following: Shares of the Funds may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by life insurance companies, as well as to other open-end investment companies (each, a "Fund of Funds") created by Nationwide Advisory Services, Inc., the Funds investment advisor.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

PROSPECTUS
May 1, 1997

                          Shares of Beneficial Interest
                        NATIONWIDE SEPARATE ACCOUNT TRUST
                                Total Return Fund
                            Capital Appreciation Fund
                              Government Bond Fund
                                Money Market Fund
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                      For Information and Assistance, Call
                                 (614) 249-5134

       Nationwide Separate Account Trust (the "Trust") is a diversified, open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in the six separate mutual funds, each with its own investment objective. This prospectus relates to the Total Return Fund, Capital Appreciation Fund, Government Bond Fund and Money Market Fund (each a "Fund"). The shares of these funds are sold only to life insurance company separate accounts to fund the benefits of variable insurance and annuity policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       The investment objective of the Total Return Fund is to seek a reasonable, long term return on invested capital from a flexible combination of current return and capital gains.
       The investment objective of the Capital Appreciation Fund is to provide long-term growth, primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.
       The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital.
       The investment objective of the Money Market Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.
       Investments in the Money Market Fund are neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       This Prospectus provides you with the basic information you should know before investing in the Funds. You should read it and keep it for future reference. A Statement of Additional Information, dated May 1, 1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (614) 249-5134, or writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
                AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                       COMMISSION PASSED UPON THE ACCURACY
                         OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997,
                      IS INCORPORATED HEREIN BY REFERENCE.

                              FINANCIAL HIGHLIGHTS
        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31

                             Net
      Net                  Realized                              Distributions
     Asset                   Gain                                   from Net                    Net
     Value                  (Loss) &        Total     Dividends     Realized                   Asset
    Beginning     Net     Unrealized        From      from Net     Gain from                   Value
      of      Investment  Appreciation   Investment  Investment    Investment       Total      End of     Total
    Period      Income   (Depreciation)  Operations    Income     Transactions  Distributions  Period     Return
   ------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS            RATIOS & SUPPLEMENTAL DATA
   ------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN FUND
   ------------------------------------------------------------------------------------------------------------------
    $8.63        $.32        $(.26)         $.06       $(.41)       $(1.79)       $(2.20)       $6.49       (.72)%
   ------------------------------------------------------------------------------------------------------------------
     6.49         .28         1.01          1.29        (.27)         (.07)         (.34)        7.45      20.05
   ------------------------------------------------------------------------------------------------------------------
     7.45         .25          .74           .99        (.23)         (.44)         (.67)        7.77      13.22
   ------------------------------------------------------------------------------------------------------------------
     7.77         .31         (.94)         (.63)       (.28)         (.12)         (.40)        6.74      (8.03)
   ------------------------------------------------------------------------------------------------------------------
     6.74         .22         2.34          2.56        (.23)            -          (.23)        9.07      38.49
   ------------------------------------------------------------------------------------------------------------------
     9.07         .25          .48           .73        (.25)         (.09)         (.34)        9.46       8.18
   ------------------------------------------------------------------------------------------------------------------
     9.46         .23          .79          1.02        (.24)         (.14)         (.38)       10.10      10.92
   ------------------------------------------------------------------------------------------------------------------
    10.10         .21         (.10)          .11        (.28)         (.23)         (.51)        9.70       1.07
   ------------------------------------------------------------------------------------------------------------------
     9.70         .31         2.49          2.80        (.31)         (.65)         (.96)       11.54      29.09
   ------------------------------------------------------------------------------------------------------------------
    11.54         .24         2.26          2.50        (.25)         (.52)         (.77)       13.27      21.84
   ------------------------------------------------------------------------------------------------------------------
   CAPITAL APPRECIATION FUND
   ------------------------------------------------------------------------------------------------------------------
   $10.00        $.10         $.48          $.58       $(.10)        $(.02)        $(.12)      $10.46      10.92%
   ------------------------------------------------------------------------------------------------------------------
    10.46         .26          .74          1.00        (.26)            -          (.26)       11.20       9.61
   ------------------------------------------------------------------------------------------------------------------
    11.20         .18         (.28)         (.10)       (.18)            -          (.18)       10.92       (.90)
   ------------------------------------------------------------------------------------------------------------------
    10.92         .23         2.96          3.19        (.23)         (.40)         (.63)       13.48      29.35
   ------------------------------------------------------------------------------------------------------------------
    13.48         .21         3.29          3.50        (.22)         (.48)         (.70)       16.28      26.14
   ------------------------------------------------------------------------------------------------------------------
   GOVERNMENT BOND FUND
   ------------------------------------------------------------------------------------------------------------------
    $11.19       $.87        $(.73)         $.14      $(1.10)        $(.12)       $(1.32)*     $10.01       1.43%
   ------------------------------------------------------------------------------------------------------------------
     10.01        .89         (.10)          .79       ( .89)            -          (.89)        9.91       8.06
   ------------------------------------------------------------------------------------------------------------------
     9.91         .95          .38          1.33        (.93)            -          (.93)       10.31      13.97
   ------------------------------------------------------------------------------------------------------------------
     10.31        .88          .06           .94       ( .85)            -          (.85)       10.40       9.49
   ------------------------------------------------------------------------------------------------------------------
     10.40        .86          .82          1.68       ( .84)            -          (.84)       11.24      16.70
   ------------------------------------------------------------------------------------------------------------------
     11.24        .98         (.14)          .84       ( .93)         (.23)        (1.16)       10.92       7.87
   ------------------------------------------------------------------------------------------------------------------
     10.92        .71          .32          1.03       ( .66)         (.03)         (.69)       11.26       9.52
   ------------------------------------------------------------------------------------------------------------------
     11.26        .69        (1.06)         (.37)      ( .69)            -          (.69)       10.20      (3.23)
   ------------------------------------------------------------------------------------------------------------------
     10.20        .71         1.16          1.87       ( .71)            -          (.71)       11.36      18.74
   ------------------------------------------------------------------------------------------------------------------
     11.36        .69         (.32)          .37        (.69)            -          (.69)       11.04       3.49
   ------------------------------------------------------------------------------------------------------------------
   MONEY MARKET FUND
   ------------------------------------------------------------------------------------------------------------------
    $1.00        $.06          -            $.06      $ (.06)            -         $(.06)     $1.00      6.42%
   ------------------------------------------------------------------------------------------------------------------
     1.00         .07          -             .07        (.07)            -          (.07)      1.00      6.61
   ------------------------------------------------------------------------------------------------------------------
     1.00         .09          -             .09        (.09)            -          (.09)      1.00      9.11
   ------------------------------------------------------------------------------------------------------------------
     1.00         .08          -             .08        (.08)            -          (.08)      1.00      8.03
   ------------------------------------------------------------------------------------------------------------------
     1.00         .06          -             .06        (.06)            -          (.06)      1.00      5.84
   ------------------------------------------------------------------------------------------------------------------
     1.00         .03          -             .03        (.03)            -          (.03)      1.00      3.40
   ------------------------------------------------------------------------------------------------------------------
     1.00         .03          -             .03        (.03)            -          (.03)      1.00      2.76
   ------------------------------------------------------------------------------------------------------------------
     1.00         .04          -             .04        (.04)            -          (.04)      1.00      3.88
   ------------------------------------------------------------------------------------------------------------------
     1.00         .06          -             .06        (.06)            -          (.06)      1.00      5.66
   ------------------------------------------------------------------------------------------------------------------
    1.00          .05          -             .05        (.05)            -          (.05)      1.00      5.12
   ------------------------------------------------------------------------------------------------------------------

   + Period from April 15, 1992 (date of commencement of operations) through December 31, 1992. Ratio percentages are annualized for periods of less than twelve months. Total return is not annualized.

   * Includes $.10 distribution from Paid In Capital.

                   Net
               Investment                                    Net
  Expenses      Income to                                  Assets
 to Average      Average                     Average      at End of
     Net           Net        Portfolio    Commission      Period
   Assets        Assets       Turnover      Rate Paid      (000's)       Year
--------------------------------------------------------------------------------
                            NET ASSETS
--------------------------------------------------------------------------------
TOTAL RETURN FUND
--------------------------------------------------------------------------------
   .54%           3.82%        119.3%                      $156,633      1987
--------------------------------------------------------------------------------
    .54           3.91          89.8                        155,247      1988
--------------------------------------------------------------------------------
    .56           3.15          51.9                        185,674      1989
--------------------------------------------------------------------------------
    .54           4.31          38.1                        162,661      1990
--------------------------------------------------------------------------------
    .53           2.74          14.5                        250,701      1991
--------------------------------------------------------------------------------
    .53           2.69          12.5                        334,917      1992
--------------------------------------------------------------------------------
    .53           2.51           9.8                        456,243      1993
--------------------------------------------------------------------------------
    .52           2.76          12.1                        534,821      1994
--------------------------------------------------------------------------------
    .51           2.84          16.1                        814,964      1995
--------------------------------------------------------------------------------
    .51           1.99          16.2       4.7577(cent)   1,179,876      1996
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
     .69%         1.95%          5.0%                       $18,800      1992
--------------------------------------------------------------------------------
    .59           2.82          16.9                         38,926      1993
--------------------------------------------------------------------------------
    .56           1.76          11.2                         60,442      1994
--------------------------------------------------------------------------------
    .54           1.89          20.3                         81,237      1995
--------------------------------------------------------------------------------
    .52           1.53          22.2       5.8677(cent)     211,474      1996
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
   .56%           8.29%        206.9%                       $63,225      1987
--------------------------------------------------------------------------------
    .55           8.82         113.1                         65,962      1988
--------------------------------------------------------------------------------
    .57           9.18         200.0                         83,299      1989
--------------------------------------------------------------------------------
    .55           8.70         127.8                        113,399      1990
--------------------------------------------------------------------------------
    .55           8.07          77.7                        198,769      1991
--------------------------------------------------------------------------------
    .53           8.75          73.8                        301,841      1992
--------------------------------------------------------------------------------
    .53           5.91         175.4                        433,584      1993
--------------------------------------------------------------------------------
    .51           6.46         111.4                        391,253      1994
--------------------------------------------------------------------------------
    .51           6.45          97.1                        454,016      1995
--------------------------------------------------------------------------------
    .51           6.23          33.8                        459,247      1996
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
   .56%           6.30%           -                        $161,707      1987
--------------------------------------------------------------------------------
    .55           7.12            -                         181,699      1988
--------------------------------------------------------------------------------
    .57           8.73            -                         216,498      1989
--------------------------------------------------------------------------------
    .55           7.74            -                         330,586      1990
--------------------------------------------------------------------------------
    .54           5.65            -                         363,502      1991
--------------------------------------------------------------------------------
    .53           3.36            -                         330,011      1992
--------------------------------------------------------------------------------
    .53           2.72            -                         351,798      1993
--------------------------------------------------------------------------------
    .54           4.00            -                         828,027      1994
--------------------------------------------------------------------------------
    .52           5.51            -                         737,408      1995
--------------------------------------------------------------------------------
    .51           5.00            -                         983,529      1996
--------------------------------------------------------------------------------

   + Period from April 15, 1992 (date of commencement of operations) through December 31, 1992. Ratio percentages are annualized for periods of less than twelve months. Total return is not annualized.

   * Includes $.10 distribution from Paid In Capital.

The information in the above tables has been audited by KPMG Peat Marwick LLP, Independent Auditors, whose reports, thereon insofar as it relates to each of the years in the five year period ended December 31, 1996, appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report for the Funds, which contains further information about the Funds' performance may be obtained free of charge by calling 1-614-249-5134. These Financial Highlights should be read in conjunction with the audited financial statements for each Fund.

SALE OF FUND SHARES
    Currently, shares of the Funds are sold only to life insurance company separate accounts (the "Accounts") to fund the benefits of variable insurance or annuity policies ("Contracts") issued by life insurance companies. The Accounts purchase shares of the Trust in accordance with variable account allocation instructions received from owners of the Contracts. Each Fund then uses the proceeds to buy securities for its portfolios. The investment adviser manages the portfolios from day to day to accomplish a Fund's investment objectives. The kinds of investments and the way they are managed depend on what is happening in the economy and the financial marketplaces. Each of the Accounts, as a shareholder, has an ownership in the Trust's investments. The Trust also offers to buy back (redeem) shares of the Trust from the Accounts at any time at net asset value.

INVESTMENT OBJECTIVES AND POLICIES

    Investments in each Fund are made in many different securities which provide diversification to minimize risk. While there is careful selection and constant supervision by a team of professional investment managers, there can be no guarantee that the Funds' objectives will be achieved. The fundamental policies of each Fund do not require shareholder approval to change a Fund's investment objective.

    -Total Return Fund
    The investment objective of this Fund is to obtain a reasonable, long term total return (i.e. earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments, and bonds, with a primary emphasis on common stocks.
    By investing in securities that are subject to market risk, the Fund is subject to more fluctuations in its market value and involves the assumption of a higher degree of risk as compared to a portfolio seeking stability of principal, such as a money market portfolio or a portfolio investing in corporate debt securities, United States and Canadian government obligations and commercial paper.
    While it is the Fund's intention to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, other than those stated in the Statement of Additional Information.
    Portfolio Manager: John M. Schaffner, MBA, CFA,is the portfolio manager for the Total Return Fund. He has been with Nationwide since 1977 and has managed the Total Return Fund since 1982. He also manages the Nationwide Growth Fund. He graduated with a Bachelor of Arts in Economics from Occidental College. He received his Masters of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.

    -Capital Appreciation Fund
    The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.
    While it is the Fund's intention to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, other than those stated in the Statement of Additional Information.
    The investment manager will focus mainly on a company's or industry's potential for long-term growth, with dividend and interest income being secondary in importance. The manager's evaluation of a company or industry will be based more on probable future earnings, relative financial strength and competitive position. The manager believes this approach will provide a greater return potential over the long run than simply seeking current dividend or interest income. The Fund's portfolio will not be limited to any particular type of company or industry.
    Portfolio Manager: Charles Bath, MBA, CFA, CPA,is the portfolio manager of the Capital Appreciation Fund. Charles joined Nationwide as a securities analyst and has managed the Capital Appreciation Fund since 1992. He has also managed the Nationwide Fund since 1985. He graduated with a Bachelor of Science in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a Certified Public Accountant and a Chartered Financial Analyst.

    -Government Bond Fund
    The investment objective of this Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities. These securities are of varying maturities and types. They include direct obligations of the U.S. Government backed by the full faith and credit of the United States, such as U.S. Treasury bills, notes and bonds. Bills mature in one year or less, notes in one to ten years, and bonds in ten years or more.
    In addition, the Fund will hold securities issued by U.S. Government-chartered agencies and instrumentalities. These securities are usually either guaranteed by the U.S. Treasury or are supported by the issuer's rights to borrow from the Treasury and backed by the issuer's own credit. Examples of such securities include but are not limited to, the following:

            o the Federal Housing Administration, Farmers Home Administration,
              and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

            o the Federal Home Loan Banks and the Tennessee Valley Authority,
              whose securities are supported by the right of the agency to borrow from the U. S. Treasury;

            o the Federal National Mortgage Association ("FNMA"), whose securities are supported by discretionary authority of the U. S. Government to purchase certain obligations of the agency or instrumentality; and

            o the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the
              Student Loan Marketing Association, whose securities are supported only by the credit of such agencies.

       Although the U. S. Government provides financial support to such U. S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U. S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently the value of such securities will fluctuate because the market value of all debt obligations, including U. S. Government securities, is affected by changes in the prevailing interest rates. The market value of such obligations generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.
    The Fund may invest in mortgage-related securities which represent part ownership in a pool of mortgage loans. The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by GNMA, FNMA or Freddie Mac. Certain government agencies also issue collateralized mortgage obligations ("CMOs") that are fully collateralized directly or indirectly by a pool of mortgages on which payments or principal and interest are dedicated to payment of principal and interest on the CMOs. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. In addition, most mortgage-related securities are "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to accurately predict the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.
       The Fund may also invest in zero-coupon securites that are direct obligations of the U. S. Government and its agencies and instrumentalities. Short-term securities of the Fund will include obligations with remaining maturities of less than one year issued by the U. S. Goverment, its agencies and instrumentalities and in repurchase agreements collateralized by securities in which the Fund could otherwise invest.
       Portfolio Managers: Together, Wayne Frisbee, Kimberly Bingle, and Gary Hunt are the portfolio managers for the Government Bond Fund. Mr. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the Government Bond Fund since its inception in 1986. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst. He is also co-manager of the Nationwide U.S. Government Income Fund. Ms. Bingle joined Nationwide in 1986 as a securities analyst and began co-managing the Government Bond Fund on May 1, 1997. Prior to May 1997, Ms. Bingle managed the fixed income fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Ms. Bingle received a Bachelor of Arts in Finance from the Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute. She is also co-manager of the Nationwide U.S. Government Income Fund. Mr. Hunt joined Nationwide in 1992 as a securities analyst. Mr. Hunt became co-manager of the Government Bond Fund on May 1, 1997. In his career at Nationwide, Mr. Hunt has been responsible for the analysis of agency CMOs and U.S. treasury securities. In addition, Mr. Hunt has managed the commercial mortgage-back securities sector for Nationwide Life Insurance Company and its affiliates. Mr. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University. He is also co-manager of the Nationwide U.S. Government Income Fund.

    -Money Market Fund
    The investment objective of the Fund is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments, including U.S. government securities, obligations of larger banks, prime commercial paper, high grade, short term corporate obligations (with remaining maturities of 397 days or less), U.S. dollar denominated obligations of foreign governments and securities of foreign issuers and foreign branches of U.S. banks.
    Pursuant to its objectives of maintaining a fixed one dollar share price, the Fund will not purchase securities with a remaining maturity of more that 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.
    Yields on such short-term instruments are very sensitive to short-term lending conditions. The principal value of such instruments tends to decline as interest rates rise and conversely tends to rise as interest rates decline. In addition, there is an element of risk in such money market instruments that the issuer may become insolvent and default in meeting interest and principal payments.
    The Money Market Fund's yield and compound yield for the last seven days of its most recent fiscal year ended December 31, 1996, was 4.95% and 5.07% respectively. This yield quotation may be of limited use for comparative purposes because it does not reflect charges imposed at the Account level which, if included, would decrease the yield. For the current yield of the Fund, please call (614) 249-5134.
    Portfolio Manager: Karen G. Mader, is the portfolio manager of the Money Market Fund. Karen received a Bachelor of Arts degree in Political Science and a Masters degree in International Business and Political Science, both from The Ohio State University. She has managed the Money Market Fund since 1987.


MANAGEMENT OF THE TRUST
    The business and affairs of the Trust are managed under the direction of its Board of Trustees.
    The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.
    Under the terms of the Investment Advisory Agreement, Nationwide Advisory Services, Inc. (NAS or Adviser), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trust. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc.(NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise. The Trust pays to the Adviser fees based on the average daily net assets at the rate of .5% per annum.
    NAS provides the accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes, and regulatory reports. For these accounting services, NAS receives an annual fee of $48,000 from the Trust.
    The Transfer and Dividend Disbursing Agent, Nationwide Investors Services, Inc., (NIS), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of NAS.






MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Total Return Fund

    For the year ended 12/31/96, the Total Return Fund had a total return of 21.8%, compared to a return of 22.9% for the S&P 500 index. According to Morningstar, the Fund's total return for the year ranked in the top half of its peer group, ranking at #149 of 356 comparable Growth & Income variable annuity products. These are respectable results considering that the Fund's investment style, which is value-oriented and risk adverse, has been out of favor in the stock market this year.
    While not heavily weighted with technology stocks, the Fund did benefit from the names it held, Intel Corp. (before it was sold) and IBM both of which provided strong year-over-year gains. The financial sector, where the Fund has good representation, had another strong year; the brokerage and bank stocks held by the Fund all did well and Allstate Corp., among the insurance stocks, had the best performance. Energy, another sector where the Fund has a significant asset weighting and which was increased to during the year, also showed impressive gains for the year. Individual stocks that had strong performance included Warner-Lambert Co. and Monsanto Co. Dragging down results was the performance of the telecommunications sector, with the exception of MCI Communications Corp., which had respectable gains as a result of the proposed merger. Individual stocks, such as (The) Olsten Corp. and Comcast Corp., which we continue to like long-term, lagged the overall market considerably this year and also hindered results.
    Cash and equivalents has been reduced from last year's levels, from about 13% at year-end 1995 to about 7% at year-end 1996. The Fund has found more opportunities to buy securities with favorable fundamentals on a long-term basis when these securities disappoint short-term investors. The purchases of (The) Olsten Corp., Electronic Data Systems, and 360(0) Communications Company are examples of this strategy.

           COMPARISON OF A RETURN ON A HYPOTHETICAL $10,000 INVESTMENT
                    IN THE TOTAL RETURN FUND AND THE S&P 500

                               Total Return                  S&P 500
                               ------------                  -------
1/1/87                            10000                        10000
    87                             9928                        10525
    88                            11918                        12268
    89                            13494                        16147
    90                            12410                        15647
    91                            17186                        20403
    92                            18592                        21956
    93                            20622                        24160
    94                            20844                        24477
    95                            26907                        33665
    96                            32784                        41389

--------------------------------------------------------------------------------
                                   Return Fund
                           Average Annual Total Return

                    1 Year            5 Years             10 Years

                    21.8%              13.8%                12.6%
--------------------------------------------------------------------------------




  The S&P 500 is a broad based, unmanaged index of securities, and unlike Fund returns, does not reflect any fees or expenses. Past performance is not predictive of future performance.

Capital Appreciation Fund
      The total return for the Capital Appreciation Fund for the year ended December 31, 1996 was 26.1% compared to 22.9% for the S&P 500. The performance was helped considerably by a large holding in IBM. IBM returned 67% for the year. The best performing stock was Morningstar Group. This small speciality dairy company returned 145% for 1996. This unusually larger gain contributed to the outperformance of the Capital Appreciation Fund for the fourth quarter and the year.
      The largest holding in the Capital Appreciation Fund is Warner-Lambert Company. The company recently received approvals from the Food and Drug Administration for two important new drugs. These new products serve the cardiovascular and diabetes markets and should successfully accelerate the earnings growth rate for several years to come. Warner-Lambert returned in excess of 57% in 1996.
      There were several corporate events in the fourth quarter involving the Capital Appreciation Fund's holdings. In particular, Dun & Bradstreet Corp. and Corning, Inc. each split into three separately traded public corporations. Historically, these actions are positive for shareholders as diverse companies narrow their focus on their core competencies. We continue to hold Corning and Dun & Bradstreet and have bought additional shares of the spun-off companies. The performance of the Capital Appreciation Fund for 1997 will partially depend on the success of these restructured companies.

           COMPARISON OF A RETURN ON A HYPOTHETICAL $10,000 INVESTMENT
                IN THE CAPITAL APPRECIATION FUND AND THE S&P 500


                       Capital Appreciation                    S&P 500
                       --------------------                    -------
5/1/92*                       10000                             10000
 92                           10728                             10725
 93                           11759                             11801
 94                           11653                             11956
 95                           15074                             16444
 96                           19014                             20218

                 *Initial public offering commenced May 1, 1992


--------------------------------------------------------------------------------
                            Capital Appreciation Fund
                           Average Annual Total Return

                       1 Year              Since Inception

                       26.1%                      14.8%
--------------------------------------------------------------------------------



  The S&P 500 is a broad based, unmanaged index of securities, and unlike Fund returns, does not reflect any fees or expenses. Past performance is not predictive of future performance.



Government Bond Fund
    The total return for the Government Bond Fund for 1996 was 3.5%. The Merrill Lynch Government Master Index, an index designed to reflect the performance of the broad Government and Agency market, returned 2.76% during the same period.
      The year ended December 31, 1996 was a difficult one for bond investors. It was difficult on an absolute basis as interest rates rose and limited bond market returns to the low single digits. But, it was also difficult on an absolute basis as these same investors enviously watched a second consecutive year of outstandinding returns in the stock markets. It is at times such as these that investors must remind themselves that investing requires a long-term time horizon and that an appropriate mix is the most important element of successful investing.
      The Government Bond Fund was successful during 1996 investing in various callable agency structures. These are bonds that are redeemable prior to maturity at the option of the issuer. The Fund, as investor, is compensated for the risk of early redemption with a higher market yield. This strategy was successful because the bond market traded in a relatively narrow range during much of the year, thus rewarding those investors who were in higher yielding instruments. The theme of investing for incremental yield can also be seen in the holdings of Collateralized Mortgage Obligations (CMO's) where approximately one-third of portfolio assets are invested. The additional yield on these conservatively-structured investments continues to make them attractive portfolio holdings.
    Incremental yield of course does not allow the Fund to avoid the effects of higher interest rates. Fund share prices moved lower reflecting the impact of rates that were approximately 75 basis points higher during the year. The Government Bond Fund continues to be invested in sectors of the government, agency, and mortgage-backed markets perceived to be undervalued, attempting to add value relative to the market averages while maintaining exposure to the broad Government market.

         COMPARISON OF A RETURN ON A HYPOTHETICAL $10,000 INVESTMENT IN
     THE GOVERNMENT BOND FUND AND THE MERRILL LYNCH GOVERNMENT MASTER INDEX

                Government Bond Fund        Merrill Lynch Gov't Master Index
                --------------------        --------------------------------
1/1/87                  10000                           10000
    87                  10143                           10217
    88                  10960                           10943
    89                  12492                           12490
    90                  13678                           13593
    91                  15962                           15660
    92                  17217                           16792
    93                  18856                           18577
    94                  18247                           17977
    95                  21667                           21268
    96                  22423                           21856


--------------------------------------------------------------------------------
                              Government Bond Fund
                           Average Annual Total Return

                   1 Year             5 Years             10 Years

                    3.5%               7.0%                 8.4%
--------------------------------------------------------------------------------

  The Merrill Lynch Government Master Index is an index of unmanaged groups of bonds which unlike Fund returns, does not reflect any fees or expenses. Past performance is not predictive of future performance.


Money Market Fund

      March 1997 marked the beginning of the seventh year of expansion for the U.S. economy. Economic indicators continue to suggest that the economy is expanding. On March 25, 1997, the Federal Reserve made its move and raised short -term interest rates. This move, which is the first since January 1996, raised the target for the Fed Funds rate to 5.50% from 5.25%. Future increases may be necessary as some economists argue that a 25 basis point increase will do little to contain inflationary pressures.
     At December 31, 1996, the Money Market Fund had assets of $984 million with an average maturity of 38 days. 92% of the Fund was invested in first tier commercial paper with the remaining 8% invested in U.S. Government and Agency securities and Canadian Government Obligations.
    The Fund continues to invest in only first tier money market instruments. An internal credit review is completed on every issuer prior to investment.




         COMPARISON OF A RETURN ON A HYPOTHETICAL $10,000 INVESTMENT IN
               THE MONEY MARKET FUND AND THE CONSUMER PRICE INDEX

                    Money Market Fund              Consumer Price Index
                    -----------------              --------------------
1/1/87                    10000                            10000
    87                    10642                            10442
    88                    11345                            10903
    89                    12379                            11408
    90                    13372                            12121
    91                    14154                            12482
    92                    14635                            12852
    93                    15039                            13204
    94                    15623                            13547
    95                    16507                            13899
    96                    17352                            14358

--------------------------------------------------------------------------------
                                Money Market Fund
                           Average Annual Total Return

                  1 Year           5 Years             10 Years

                  5.1%               4.2%                 5.7%
--------------------------------------------------------------------------------

 The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods, and unlike Fund returns, does not reflect any fees or expenses. Past performance is not predictive of future performance.


INVESTMENT IN FUND SHARES
    An insurance company purchases the shares of the Funds at their net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Trust. There is no sales charge. All shares are sold at net asset value.
    Shares of the Trust are currently sold only to separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, to fund the benefits under variable insurance or annuity policies.
    All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to a specific Fund are subject to the limits applicable to the policies.

SHARE REDEMPTION
    An Account redeems shares to make benefit or surrender payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.
    The net asset value per share of each Fund is determined once daily, as of 4:00 P.M. on each business day the New York Stock Exchange is open and on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.
    In determining net asset value, portfolio securities listed on national exchanges or actively traded in the over-the-counter market are valued at the last quoted sale price; if there is no sale on that day, the securities are valued at the prior day's closing price for exchange-traded securities or at the quoted bid price for over-the-counter-traded securities. Other portfolio securities, except securities in the Money Market Fund, are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. Portfolio securities in the Money Market Fund are valued at amortized cost in compliance with procedures adopted under Rule 2a-7. Expenses and fees are accrued daily.

       The Trust may suspend the right of redemption only under the following unusual circumstances:
            o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
            o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
            o during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.


NET INCOME AND DISTRIBUTIONS

    -Total Return Fund, Capital Appreciation Fund and Government Bond Fund Substantially all of the net investment income, if any, of these Funds will be declared as dividends in March, June, September, and December. In those years in which sales of a Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders in January following a December declaration.
    -Money Market Fund
    The net income of the Money Market Fund is determined once daily, as of the close of the New York Stock Exchange (currently 4:00 P.M., New York time) on each business day the Exchange is open. All the net income of the Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.
    For this purpose, the net income of the Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at market or amortized cost which approximates market, for purposes of complying with the Investment Company Act of 1940.
    Net income of the Fund is declared as a dividend each time the net income is determined. This is one reason the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration.

ADDITIONAL INFORMATION
    Description of Shares--The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue shares for a number of different Funds. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund, but shares of all Funds would vote together in the election of Trustees. Upon liquidation of a Fund, its shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.
    Voting Rights--Shareholders are entitled to one vote for each share held. Shareholders may vote in the election or removal of Trustees and on other matters submitted to meetings of shareholders. Although the sole shareholders of the Trust are Nationwide Life insurance Company and Nationwide Life and Annuity Insurance Company, under current law, the life insurance company shareholders are required to request voting instructions from policyholders and must vote Trust shares held in proportion to the voting instructions received. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:
            o designate series of the Trust;
            o change the name of the Trust; or
            o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provi- sion to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or changes of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

PERFORMANCE ADVERTISING FOR THE FUNDS
    The Funds may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.
    The Government Bond Fund may advertise yield which is calculated daily dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period.
    The Money Market Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and then multiplying the base period return by (365/7), or (366/7) in a leap year. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Fund's effective yield represents a compounding on an annualized basis of the current yield quotation of the Fund.
    Shareholder Inquiries--All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS
    The Trust's policy is for each Fund to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.
    Because each Fund of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income and distributions of a Fund are considered separately for purposes of determining whether or not a Fund qualifies as a regulated investment company. Each Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.

    The tax treatment of payments made by a separate account to a Contract holder is described in the separate account prospectus.

    Contents                                                           Page
    --------                                                           ----
    Financial Highlights                                                2
    Sale of Fund Shares                                                 3
    Investment Objectives and Policies                                  3
    Management of the Trust                                             5
    Management Discussion of Fund Performance                           6
    Investment in Fund Shares                                           9
    Share Redemption                                                    9
    Net Income and Distributions                                       10
    Additional Information                                             10
    Performance Advertising for the Funds                              11

    INVESTMENT ADVISER
    Nationwide Advisory Services, Inc.
    Three Nationwide Plaza
    Columbus, Ohio 43215

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
    Nationwide Investors Services, Inc.
    Box 1492
    Three Nationwide Plaza
    Columbus, Ohio 43216

    INDEPENDENT AUDITORS
    KPMG Peat Marwick LLP
    Two Nationwide Plaza
    Columbus, Ohio 43215

    LEGAL COUNSEL
    Druen, Rath & Dietrich
    One Nationwide Plaza
    Columbus, Ohio 43215

                       SUPPLEMENT DATED NOVEMBER 1, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                         NATIONWIDE SMALL COMPANY FUND

At a Special Meeting of Shareholders held on September 26, 1997, Shareholders of the Nationwide Small Company Fund (the "Fund") approved a proposal which authorizes the Board of Trustees to appoint, replace or terminate subadvisers without the approval of the Fund's shareholders; the order would also allow Nationwide Advisory Services, Inc. ("NAS") to revise a subadvisory agreement without shareholder approval. This authorization will only be utilized if an exemptive order which NAS and Nationwide Separate Account Trust (the "Trust"), on behalf of the Fund, have applied for is granted by the Securities and Exchange Commission. If the order is granted, any change in subadvisers will be communicated to shareholders within 60 days of such changes and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NAS. The order, if granted, is intended to facilitate the efficient operation of the Fund and afford the Trust increased management flexibility. Prior to receiving the exemptive order, NAS will not appoint, replace or terminate any subadvisers or materially amend any subadvisory agreement without obtaining the approval of shareholders.


                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 SMALL COMPANY FUND
                                                                  -----------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                OCTOBER 23, 1995
                                                                  SIX MONTHS       YEAR        (COMMENCEMENT OF
                                                                    ENDED          ENDED      OPERATIONS) THROUGH
                                                                   JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                     1997          1996              1995
                                                                  -----------   ------------  -------------------
                                                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                             $   13.89      $  11.42           $ 10.00
  Net investment income                                                 0.02          0.06              0.02
  Net realized gain (loss) and unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                  1.25          2.55              1.42
                                                                    --------      --------           -------
    Total from investment operations                                    1.27          2.61              1.44
                                                                    --------      --------           -------
  Dividends from net investment income                                    --         (0.06)            (0.02)
  Dividends in excess of net realized gain from investment
    transactions and foreign currencies                                   --         (0.08)               --
                                                                    --------      --------           -------
    Total distributions                                                   --         (0.14)            (0.02)
                                                                    --------      --------           -------
    Net increase in net asset value                                     1.27          2.47              1.42
                                                                    --------      --------           -------
NET ASSET VALUE -- END OF PERIOD                                   $   15.16      $  13.89           $ 11.42
                                                                    ========      ========           =======

Total Return                                                            9.14%*       22.83%            14.38%*
Ratios and supplemental data:
  Net Assets, end of period (000)                                  $ 241,923      $ 80,840           $17,155
  Ratio of expenses to average net assets                               1.10%*        1.20%             1.25%*
  Ratio of expenses to average net assets**                             1.10%*        1.20%             1.74%*
  Ratio of net investment income to average net assets                   .27%*         .60%             1.32%*
  Ratio of net investment income to average net assets**                 .27%*         .60%              .83%*
  Portfolio turnover                                                   67.23%*      136.74%             9.03%*
  Average commission rate paid***                                     2.5800c       2.8802c               --

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

The information in the Financial Highlights, except for the six months ended June 30, 1997, has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report for the Fund which contains further information about the Fund's performance may be obtained free of charge by calling (614) 249-5134. These Financial Highlights should be read in conjunction with the audited financial statements of the Fund.


SUMMARY OF FUND EXPENSES


The tables below summarize the various cost and expenses an investor will bear, directly or indirectly when investing in the Small Company Fund;


                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)

Advisory Fees                        100%
12b-1 Fees                          None
All Other Expenses                   .10%
                                    ----
  Total Fund Operating Expenses     1.10%
                                    ====

Example:

     You could pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

           1 Year          3 Years         5 Years        10 Years
           ------          -------         -------        --------
            $11              $35             $61            $134

     The expenses shown in the chart and example do not include variable contract charges, if applicable. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Under the heading SALE OF FUND SHARES on page 3 of the Prospectus, the first sentence of the paragraph is hereby deleted and replaced by the following:

Under the heading INVESTMENT IN FUND SHARES on page 15 of the Prospectus, the second paragraph is hereby deleted and replaced by the following: Shares of the Fund may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts (the"Contracts") issued by life insurance companies, as well as to other open-end investment companies (each a "Fund of Funds") created by Nationwide Advisory Services, Inc., the Fund's investment advisor.

Under the heading OTHER SERVICES on page 14 of the Prospectus, the following is added as the last sentence: For these services, NISI receives a fee, calculated daily and paid monthly, at an annual rate of .01% of the Fund's average daily net assets. Under the heading INVESTMENT IN FUND SHARES on page 15 of the Prospectus, the second paragraph is hereby deleted and replaced by the following:

PROSPECTUS
May 1, 1997
                          Shares of Beneficial Interest
                          Nationwide Small Company Fund
                        Nationwide Separate Account Trust
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                      For Information and Assistance, Call
                                 (614) 249-5134

Nationwide Small Company Fund (the "Fund") is a non-diversified portfolio of the Nationwide Separate Account Trust (the "Trust"). The Trust is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in six separate mutual funds, each with its own investment objective. This Prospectus relates only to the Nationwide Small Company Fund. The shares of the Fund are sold only to life insurance company separate accounts to fund the benefits of variable insurance and annuity policies.

The Fund seeks long-term growth of capital. The Fund invests primarily in equity securities of small capitalization companies.

This Prospectus provides you with the basic information you should know before investing in the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated May 1,1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (614) 249-5134, or writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY
                         OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997,
                      IS INCORPORATED HEREIN BY REFERENCE.

                              Financial Highlights

                  Selected data for each share of capital stock
                        outstanding throughout the period

---------------------------------------------------------------------------------------------------------------------------
                                                                                       Small Company Fund
                                                                        ---------------------------------------------------
                                                                                                         Period from
                                                                                                        October 23, 1995
                                                                                Year                    (commencement of
                                                                               Ended                   operations) through
                                                                            December 31,                  December 31,
                                                                                1996                          1995
                                                                        -----------------------     -----------------------
NET ASSET VALUE -BEGINNING OF PERIOD                                        $     11.42                   $    10.00
   Net investment income                                                           0.06                         0.02

   Net realized gain and unrealized appreciation on investments and
     translation of assets and liabilities in foreign currencies                   2.55                         1.42
                                                                            ------------                  -----------

     Total from investment operations                                              2.61                         1.44
                                                                            ------------                  -----------

   Distributions from net investment income                                       (0.06)                       (0.02)

   Distributions in excess of net realized gain from investment
     transactions and foreign currencies                                          (0.08)                           --
                                                                            ------------                  -----------

     Total distributions                                                          (0.14)                       (0.02)
                                                                            ------------                  -----------

     Net increase in net asset value                                               2.47                         1.42
                                                                            ------------                  -----------

NET ASSET VALUE - END OF PERIOD                                             $     13.89                   $    11.42
                                                                            ============                  ===========
Total Return                                                                      22.83%                       14.38%
Ratios and supplemental data :
    Net Assets, end of period (000)                                         $    180,840                  $    17,155
    Ratio of expenses to average net assets                                        1.20%                       1.25%*
    Ratio of expenses to average net assets**                                      1.20%                       1.74%*
    Ratio of net investment income to average net assets                           0.60%                       1.32%*
    Ratio of net investment income to average net assets**                         0.60%                       0.83%*
    Portfolio turnover                                                           136.74%                        9.03%
   Average commission rate paid***                                                2.8802(cent)                    N/A
---------------------------------------------------------------------------------------------------------------------------

*    Ratios for partial years are annualized. Total return is not annualized.
**   Ratios calculated as if no fees were waived or expenses reimbursed.
*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.


The information in the Financial Highlights has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report for the Fund which contains further information about the Fund's performance may be obtained free of charge by calling (614) 249-5134. These Financial Highlights should be read in conjunction with the audited financial statements of the Fund.

SALE OF FUND SHARES

           Currently, shares of the Fund are sold only to life insurance company separate accounts ("Accounts") to fund the benefits of variable insurance or annuity policies ("Contracts") issued by life insurance companies. The Accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. The Fund then uses the proceeds to buy securities for its portfolio. The investment adviser, together with a group of subadvisers, manages the portfolio from day to day to accomplish the Fund's investment objective. The types of investments and the way they are managed depend on what is happening in the economy and the financial marketplaces. Each of the Accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offers to buy back (redeem) shares of the Fund from the Accounts at any time at net asset value.

INVESTMENT OBJECTIVE AND POLICIES

           Nationwide Small Company Fund (the "Fund") seeks long-term growth of capital. The Fund invests primarily in equity securities of small market capitalization companies ("small company stocks"). Market capitalization means the total market value of a company's outstanding common stock. The Fund anticipates that under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The equity securities in which the Fund may invest include common stocks, preferred stocks (both convertible and non-convertible), warrants and rights. It is anticipated that the Fund will invest primarily in companies whose securities are traded on foreign or domestic stock exchanges or in the over-the-counter market ("OTC"). The Fund may also invest in securities of emerging growth companies, some of which may have market capitalizations over $1 billion. Emerging growth companies are companies which have passed their start-up phase and which show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

           The Fund may purchase an unlimited number of foreign securities, including securities of companies in emerging markets. The Fund may also invest in foreign securities indirectly through American Depository Receipts ("ADRs") and other similar instruments as described below in "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Foreign Securities and Currencies".

           Under normal conditions, the Fund intends to invest primarily in small company stocks; however, the Fund is also permitted to invest up to 35% of its assets in equity securities of domestic and foreign issuers with a market capitalization of more than $1 billion at the time of purchase, debt obligations and domestic and foreign money market instruments, including bankers acceptances, certificates of deposit and discount notes of U.S. Government securities. In addition, for temporary or emergency purposes, the Fund can invest up to 100% of total assets in cash, cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities.

           At various times the Fund may invest in derivative instruments for hedging or risk management purposes or for any other permissable purpose. See "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Derivative Instruments" below.

           While there is careful selection and constant supervision by a group of professional investment managers, there can be no guarantee that the Fund's objective will be achieved. The fundamental policies of the Fund do not require shareholder approval to change the Fund's investment objective.

MANAGEMENT OF THE FUND

           Nationwide Advisory Services, Inc. ("NAS" or "Adviser") has employed a group of subadvisers (each, a "Subadviser"), each of which will manage part of the Fund's portfolio. Although the Adviser reserves the right to allocate and reallocate the assets among the Subadvisers at any time, it is anticipated that each of the Subadvisers will receive a substantially equal proportion of the funds that are invested in the Fund and will generally retain such assets and any capital appreciation attributable to them. In addition, it is anticipated that the Adviser will maintain a portion of the Fund's assets in cash or money market instruments.

           The Adviser has chosen the Subadvisers because they utilize a number of different investment styles when investing in small company stocks. The Adviser has decided to employ a number of Subadvisers because even successful investment managers may experience fluctuations in performance which may be caused by factors or conditions that affect the particular securities emphasized by that Subadviser or that may impact its particular investment style. As a result of the diversification among securities and styles, the Adviser hopes to increase prospects for investment return and to reduce market risk and volatility.

           The following is a brief description of the investment strategies for each of the Subadvisers:

           The Dreyfus Corporation ("Dreyfus") primarily seeks out domestic and foreign small company stocks that have the potential for significant growth. Dreyfus believes these companies to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. Dreyfus will also make investments based on prospective economic or political changes and will invest in securities relating to special situations, such as corporate restructurings, mergers or acquisitions, thereby seeking out undervalued securities.

           Neuberger & Berman, L.P. ("Neuberger & Berman") tries to enhance the potential for appreciation and limit the risk of decline in the value of the small company stocks that it purchases for the Fund by employing a value-oriented investment approach. Neuberger & Berman seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances and strong potential for market growth. It focuses on the fundamentals of each smaller company, instead of trying to anticipate what changes might occur in the stock market or in the economy or the political environment; in doing so, the Fund's securities will be selected in the belief that they are currently undervalued, based on existing conditions.

           Strong Capital Management, Inc. ("Strong") invests in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but which are perceived to be undervalued. In identifying companies with favorable growth prospects, Strong considers factors such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength; competitive advantages, including innovative products and services; effective research, product development and marketing; and stable, capable management.

           Pictet International Management Limited ("PIML") and Van Eck Associates ("VEAC") together invest internationally in small company stocks. PIML and VEAC will primarily choose securities of issuers whose individual market capitalizations would place them at the time of purchase in the same size range as companies in approximately the lowest 20% by total market capitalization of companies that have equities listed on major U.S. exchanges or traded in the NASDAQ system. These companies will typically have individual market capitalizations below $500 million. Because this policy is applied on an international basis, the Fund may invest in companies that may rank above the lowest 20% by total market capitalization in local markets and in some countries such companies might rank among the largest companies in terms of capitalization. When considering where assets will be allocated abroad, VEAC and PIML will assess where opportunities for long-term capital appreciation are greatest. In making specific stock selections, VEAC and PIML will invest in quality, growth-oriented smaller companies that are relatively inexpensive.

           Warburg, Pincus Counsellors, Inc. ("Warburg") invests primarily in domestic small company stocks. Warburg may choose securities of small companies which may be in the developmental stage, may be older companies that appear to be entering a new stage of growth owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. Warburg may also select securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start-up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

           The total return for the Small Company Fund for 1996 was 22.8%, compared to 16.5% for the Russell 2000 Index. The Fund excelled during the year in large part due to overweighting in the energy and financial sectors. The Energy sub-index of the Russell 2000 advanced 74.8% during the year. The Small Company Fund shared in those gains with investments in Pride Petroleum Services, Inc., an oil field service firm, and Flores & Rucks, Inc., an exploration and production company. Numerous investments in the Financial Services sub-index rose 27.6% for the year.
           The Fund's international holdings provided less of a boost, rising by 5.3% during the year. Small capitalization stocks trailed their larger capitalization counterparts internationally, as in the U.S. The Small Company Fund benefited from the strong performance of its investments in Scandinavian countries, while housing and retail sectors investments in other areas of Europe were disappointing.
           The Fund maintains a high degree of diversification in its holdings. As of December 31, 1996, the Small Company Fund held over 650 stocks, with the largest holding accounting for less than 1% of total assets.
           Though small capitalization stocks have trailed large capitalization securities recently, the Subadvisors continue to identify and invest in small companies whose stocks they believe offer attractive appreciation potential.

           COMPARISON OF A RETURN ON A HYPOTHETICAL $10,000 INVESTMENT
                   IN THE SMALL COMPANY FUND AND RUSSELL 2000

                                  Small Company                Russell 2000
                                  -------------                ------------
10/23/1995*                          10000                         10000
        95                           11437                         10697
        96                           14048                         12466

              *Initial public offering commenced October 23, 1995.

--------------------------------------------------------------------------------
                               Small Company Fund
                           Average Annual Total Return

                           1 Year                Life


                            22.8%                33.4%
--------------------------------------------------------------------------------
  The Russell 2000 is a broad based, unmanaged index of securities, and unlike Fund returns does not reflect any fees or expenses. Past performance is not predictive of future performance.


INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

Small Company and Emerging Growth Stocks

           Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

           Securities of issuers in "special situations" also may be more volatile, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer, a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or a change in corporate control.

           Although investing in securities of emerging growth companies or "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.

Foreign Securities and Currencies

           The Fund may invest in foreign securities, either directly or indirectly through the use of depositary receipts. Depositary receipts, including ADRs, European Depository Receipts and American Depository Shares, are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Fund may also invest in securities of foreign investment funds or trusts (including passive foreign investment companies).

           Foreign investments involve special risks, including the possibility of expropriation, confiscatory taxation, and withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets, and issuers; political, economic or social instability; and less publicly available information and different accounting standards. When investing in foreign securities, the Fund may also incur costs in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty in enforcing obligations in other countries.

           Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. Although the Fund generally invests only in securities that are regularly traded on recognized exchanges or OTC, from time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

           The Fund may invest a portion of its assets in securities of issuers in developing or emerging markets and economies. Investing in securities of issuers in developing or emerging markets involves special risks, including less social, political, and economic stability; smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility; certain national policies that may restrict the Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; and less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

           In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investment in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

           Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be significantly affected by changes in foreign currency exchange rates. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

           The Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or risk management purposes. (See "Derivative Instruments" below.)

Warrants

           A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date.

Convertible Securities

           A convertible security is a fixed income security or preferred stock that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

           As debt obligations, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.

           Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Debt Obligations

           In General - Debt obligations in which the Fund may invest will be investment-grade debt obligations, although the Fund may invest up to 5% of its assets in non-investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

           Investment-grade debt obligations include 1) bonds or bank obligations rated in one of the four highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Group ("Standard & Poor's")); 2) U.S. government securities (as described below); 3) commercial paper rated in one of the three highest ratings categories of any NRSRO; 4) short-term bank obligations that are rated in one of the three highest categories by any NRSRO, with respect to obligations maturing in one year or less; 5) repurchase agreements involving investment-grade debt obligations; or 6) unrated debt obligations which are determined by the Adviser or a Subadviser to be of comparable quality.

           All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Adviser or a Subadviser to consider what action, if any, the Fund should take consistent with its investment objective; such event will not automatically require the sale of the downgraded securities. Securities rated in the fourth highest category by an NRSRO, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include 1) securities rated as low as C by Standard & Poor's or its equivalents; 2) commercial paper rated as low as C by Standard & Poor's or its equivalents; or 3) unrated debt securities judged to be of comparable quality by the Adviser or a Subadviser.

           Repurchase Agreements - The Fund may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The Adviser or a Subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

           U.S. Government Securities - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

- the Student Loan Marketing Association and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

           Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Derivative Instruments

           Derivative instruments may be used by the Fund for hedging or risk management purposes or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset, for example, securities, currencies, or reference indices. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Fund sells a security it owns for delivery at a future date. Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

           Derivative transactions in which the Fund may engage include the writing of covered put and call options on securities and the purchase of put and call options thereon, the purchase of put and call options on securities indexes and exchange-traded options on currencies and the writing of put and call options on securities indexes. The Fund may enter into spread transactions and swap agreements. The Fund also may buy and sell financial futures contracts which may include interest-rate futures, futures on currency exchanges and stock and bond index futures contracts. The Fund may enter into any futures contracts and related options without limit for "bona fide hedging" purposes (as defined in Commodity Futures Trading Commission regulations) and for other permissible purposes, provided that aggregate initial margin and premiums on positions engaged in for purposes other than "bona fide hedging" will not exceed 5% of its net asset value, after taking into account unrealized profits and losses on such contracts. The Fund may also enter into forward currency contracts to purchase or sell foreign currencies.

           Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. OTC transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by guidelines of the Securities and Exchange Commission ("SEC"), the Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transactions in a segregated account to secure its obligations under derivative transactions. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

           The successful use of derivative transactions by the Fund is dependent upon a Subadviser's ability to correctly anticipate trends in the underlying asset. Hedging transactions are subject to risks; if a Subadviser incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's derivative transactions and the instruments being hedged.

Short Sales Against the Box

           The Fund may also engage in short selling against the box as long as no more than 15% of the value of the Fund's net assets is in deposits on short sales against the box at any one time.

Hard Asset Securities

           The Fund may invest in equity securities of issuers which are directly or indirectly engaged to a significant extent in the exploration, development or distribution of one or more of the following: precious metals; ferrous and non-ferrous metals; gas, petroleum, petrochemical and/or other hydrocarbons; forest products; real estate and other basic non-agricultural commodities (collectively, "Hard Assets"). The production and marketing of Hard Assets may be affected by actions and changes in governments. In addition, Hard Asset securities may be cyclical in nature. During periods of economic or financial instability, the securities of some Hard Asset companies may be subject to broad price fluctuations, reflecting the volatility of energy and basic materials prices and the possible instability of supply of various Hard Assets. In addition, some Hard Asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of Hard Asset companies may also experience greater price fluctuations than the relevant Hard Asset. In periods of rising Hard Asset prices, such securities may rise at a faster rate, and, conversely, in time of falling Hard Asset prices, such securities may suffer a greater price decline.

Real Estate Securities

           Although the Fund will not invest in real estate directly, it may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and therefore, the Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

           REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

Illiquid Securities

           The Fund may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. Each Subadviser will determine the liquidity of the Fund's securities, under the supervision the Trust's trustees.

Restricted Securities, Non-Publicly Traded Securities and Rule 144A Securities

           Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, subject to the Fund's 15% limitation on illiquid securities.

           Non-publicly traded securities (including Rule 144A securities) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Acting pursuant to guidelines established by the Trustees of the Trust, some restricted securities and Rule 144A securities may be considered liquid.

When-Issued and Delayed-Delivery Transactions

           The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

           The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

Reverse Repurchase Agreements

           The Fund may also enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act").

Lending Portfolio Securities

           From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Borrowing Money

           As a fundamental policy, the Fund is permitted to borrow to the extent permitted under the 1940 Act. However, the Fund currently intends to borrow money only for temporary or emergency purposes (but not for leverage or the purchase of investments, except when entering into reverse repurchase agreements as described above), in an amount up to 33-1/3% of the value of the Fund's total assets (including the amount borrowed) valued at the time the borrowing is made.

Non-Diversified Status

           The Fund is classified as non-diversified under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (a) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Being non-diversified means that the Fund may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Turnover

           The Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser or a Subadviser believes it to be in the best interests of the Fund. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

           The Fund's portfolio turnover rate for the year ended December 31, 1996 was approximately 137%. Higher turnover rates will generally result in higher transaction costs to the Fund, as well as higher brokerage expenses and higher levels of capital gains. The portfolio turnover rates for the Fund may vary greatly from year to year and within a particular year.

MANAGEMENT OF THE TRUST

Trustees And Officers

           The business and affairs of the Trust are managed under the direction of its Board of Trustees.

           The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.

Investment Management Of The Fund

           The Adviser - Under the terms of the Investment Advisory Agreement, Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215, oversees the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Fund.

           Subject to the supervision and direction of the Trustees, the Adviser also determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser generally intends to limit its direct portfolio management to the investment of a portion of the Fund's assets in cash or money market instruments.

           The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadvisers. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of Subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadvisers, there is no certainty that any Subadviser or the Fund will obtain favorable results at any given time.

           The Adviser, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is wholly owned by Nationwide Financial Services, Inc.(NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. The Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 1.25% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time.

            The Subadvisers - Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it for investment management. For the investment management services they provide to the Fund, each Subadviser receives a fee from the Adviser at the annual rate of .60% of the average daily net assets of the portion of the Fund managed by that Subadviser.

           Below is a brief description of each of the subadvisers.

           The Dreyfus Corporation. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Fund's Subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of February 28,1997, Dreyfus managed or administered approximately $86 billion in assets for approximately 1.7 million investor accounts nationwide.

           Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $233 billion in assets as of December 31, 1996, including approximately $81 billion in proprietary mutual fund assets. As of December 31, 1996, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $1,046 billion in assets including approximately $57 billion in mutual fund assets.

           The primary portfolio managers of the portion of the Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary R. Woods. Paul Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and IPOs in the telecommunications, technology and selected media industries. From 1988 to 1992, he was an Assistant Vice President at Bankers Trust Company responsible for the telecommunications, electric utility, cellular and technology industries. Mr. Kandel is a member of the Software Analyst and Communication Technology Investment Analysts Splinter Groups. He earned his B.A. in Economics from Harvard College and his M.B.A. with a concentration in Finance from Columbia University Graduate School of Business.

           Ms. Woods serves as a Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1988. Ms. Woods joined Dreyfus in 1987 as a Senior Securities Analyst for value securities and the capital goods industries. Previously, Ms. Woods was with Neuberger & Berman for 6 1/2 years most recently as an Assistant Portfolio Manager and Analyst. Ms. Woods received a B.S. in History from Franklin & Marshall College and is a Chartered Financial Analyst (CFA) and a member of the Machinery Analysts of New York, Inc.

           Neuberger & Berman LLC. Neuberger & Berman also serves as a sub-adviser to the Fund. Neuberger & Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950.

           Neuberger & Berman and its affiliates manage securities accounts that had approximately $45 billion of assets as of December 31, 1996. Neuberger & Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger & Berman.

           Stephen E. Milman, who is a Vice President of Neuberger & Berman Management, Inc. ("N&B Management", an affiliate of Neuberger & Berman) and a general partner of Neuberger & Berman, is the Manager of the Small Cap Group of Neuberger & Berman. He has overall responsibility for activities of the Small Cap Group, providing guidance and reviewing portfolio strategy and structure. Judith M. Vale, who has been a member of the Small Cap Group since 1992 and a Vice President of N&B Management since November 1994, is primarily responsible for the day-to-day management of Neuberger & Berman's advisory activities for the Fund. Ms. Vale also has primary responsibility for day-to-day management of the Neuberger & Berman Genesis Fund. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992, and was a senior fund analyst at another prominent investment adviser from 1987 to 1990.

           Strong Capital Management, Inc. Strong, which also serves as one of the Subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of February 28, 1997, Strong had over $24 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

           Ronald C. Ognar is responsible for Strong's portfolio management activities for the Fund. Mr. Ognar, a Chartered Financial Analyst with more than 25 years of investment experience, joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. For approximately three years prior to that, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle

National Bank in Chicago after serving two years in the U.S. Army. He received his bachelor's degree in accounting from the University of Illinois in 1968. In addition to his portfolio management duties for the Fund, he also manages the Strong Growth Fund , Strong Growth Fund II and co-manages the Strong Total Return Fund, and the Strong Asset Allocation

           Pictet International Management Limited And Van Eck Associates Corporation. VEAC and PIML will together manage a portion of the Fund. VEAC is located at 99 Park Avenue, New York, New York 10016. PIML is located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. PIML is primarily responsible for managing the portion of the Fund's assets allocated to the PIML and VEAC. PIML determines which securities are to be bought and sold. VEAC, however, makes recommendations to PIML regarding Hard Asset securities. VEAC will also make recommendations regarding the allocation among each of the Hard Asset sectors. PIML is not obligated to act on VEAC's recommendation's and the amount, if any, allocated to Hard Assets will be determined by PIML. VEAC will also assist PIML on issues regarding determining the liquidity of securities, portfolio diversification and matters involving United States federal securities and tax law as they apply to management of the Fund.

           PIML is an affiliate of Pictet & Cie ("Pictet"). Pictet was founded in 1805 and is the largest Private Swiss Bank as well as the leading specialist investment bank domiciled in Europe. Pictet has a worldwide network of offices employing over 200 investment professionals in Geneva, London, Zurich, Luxembourg, Hong Kong, Tokyo, Montreal and Nassau. PIML has access to all of Pictet's investment infrastructure. As of December 31, 1996, total assets under management by Pictet and its affiliates, including PIML, on behalf of all clients, was in excess of $49 billion.

           In performing its investment management duties, PIML assigns a team of managers led by a Chief Investment Officer. The primary portfolio managers for the Fund are listed below. This team also performs similar functions for the Van Eck Worldwide Insurance Trust, Worldwide Small Cap Fund and the Van Eck Funds Global Small Cap Fund.

           Nicholas Johnson is the Chief Investment Officer and Chief Investment Officer for the portion of the Fund managed by PIML. Mr. Johnson is responsible for all aspects of the investment process including global asset allocation. Prior to joining PIML in 1993, Mr. Johnson specialized in Japanese and Asian investments at Invesco MIM, where he had been head of international investment responsible for investment operations outside of North America.

           Jonathan Neill is a Senior Investment Manager for the portion of the Fund managed by PIML. Mr. Neill is jointly responsible for worldwide small companies and emerging markets. Prior to joining PIML in 1990, Mr. Neill worked for two years with Mercury Asset Management as an investment manager responsible for specialist international funds.

           Douglas Polunin is also a Senior Investment Manager for the portion of the Fund managed by PIML. Mr. Polunin joined PIML in 1989 and is jointly responsible for worldwide small companies and emerging markets. Prior to joining PIML, Mr. Polunin spent two and a half years with the Union Bank of Switzerland in London where he was in charge of the Discretionary Portfolio Management section. Before that, he spent four years as an equity analyst with UBS in Switzerland.

           Richard Yarlott is a Senior Investment Manager within the small companies and emerging markets team and for the portion of the Fund managed by PIML. His main responsibilities currently include asset allocation and securities analysis on an international basis. Prior to joining PIML in 1994, Mr. Yarlott worked for over ten years in banking, strategic consulting and private investment. In 1985 he joined JP Morgan where he worked in structured finance and merger and acquisition roles until 1990. He spent two years as a principal for a private investment company, and subsequently worked for Marakom Associates, a value-based consulting firm.

           For VEAC, Derek van Eck assists PIML regarding the Hard Asset sector. He is an Analyst and is Director of Global Investments and Executive Vice President of VEAC. Mr. van Eck is also an officer and portfolio manager of other mutual funds advised by VEAC, including Worldwide Hard Assets Fund.

           Warburg, Pincus Counsellors, Inc. The Fund also employs Warburg as a Subadviser to the Fund. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of March 31, 1997, Warburg managed approximately $17 billion of assets including approximately $9.5 billion of investment company assets. Incorporated in 1970, Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership which itself is controlled by Warburg, Pincus & Co. ("W P & Co."), also a New York general partnership. Lionel I.Pincus, the managing partner of W P & Co., may be deemed to control, both W P & Co. and Warburg. Warburg G.P. has no business other than being a holding company of Warburg and its subsidiaries. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.

           The portfolio managers for Warburg's portion of the Fund are Elizabeth B. Dater and Stephen J. Lurito. Ms. Dater and Mr. Lurito are also co-portfolio managers of Warburg, Pincus Emerging Growth Fund and Warburg, Pincus Small Company Growth Portfolio, a portfolio of Warburg, Pincus Trust. Ms. Dater is a managing director of EMW and has been a portfolio manager of Warburg since 1978. Mr. Lurito is a managing director of EMW and has been with Warburg since 1987, before which time he was a research analyst at Sanford C. Bernstein & Company, Inc.

OTHER SERVICES

           NAS provides the accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes, and regulatory reports.

           The Transfer and Dividend Disbursing Agent, Nationwide Investors Services, Inc., ("NIS"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of NAS.

INVESTMENT IN FUND SHARES

           An insurance company purchases the shares of the Fund at the Fund's net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Fund. There is no sales charge. All shares are sold at net asset value.

           Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, to fund the benefits under variable insurance or annuity policies.

           All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to the Fund are subject to the limits applicable to the policies.

SHARE REDEMPTION

           An Account redeems shares to make benefit or surrender payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

           The net asset value per share of the Fund is determined once daily, as of 4:00 P.M. on each business day the New York Stock Exchange is open and on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

           In determining net asset value, portfolio securities listed on national exchanges or actively traded in the over-the-counter market are valued at the last quoted sale price; if there is no sale on that day, the securities are valued at the prior day's closing price for exchange-traded securities or at the quoted bid price for over-the-counter-traded securities. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. Expenses and fees are accrued daily.

           The Trust may suspend the right of redemption only under the following unusual circumstances:

            o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

            o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

            o during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

NET INCOME AND DISTRIBUTIONS

           Substantially all of the net investment income, if any, of the Funds will be declared as dividends in March, June, September, and December. In those years in which sales of the Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders in January following a December declaration.


ADDITIONAL INFORMATION

           Description Of Shares - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue shares for a number of different Funds. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund, but shares of all Funds would vote together in the election of Trustees. Upon liquidation of a Fund, its shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

           Voting Rights - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election or removal of Trustees and on other matters submitted to meetings of shareholders. Although the sole shareholders of the Trust are Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, under current law, the life insurance company shareholders are required to request voting instructions from policyholders and must vote Trust shares held in proportion to the voting instructions received. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

            o designate series of the Trust;

            o change the name of the Trust; or

            o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

           Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or changes of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

           Shareholder Inquiries - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

ADVERTISING PERFORMANCE FOR THE FUND

           The Fund may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

TAX STATUS

           The Trust's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code. The Fund intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

           Because each Fund of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.

           Dividends and interest received by the Fund may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Contract holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund, but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the Contracts.

           The tax treatment of payments made by a separate account to a Contract holder is described in the separate account prospectus.

Contents                                                            Page
--------                                                            ----
Financial Highlights                                                 2
Sale of Fund Shares                                                  3
Investment Objective and Policies                                    3
Management of the Fund                                               3
Management Discussion of Fund Performance                            4
Investment Techniques, Considerations and Risk Factors               5
Management of the Trust                                             12
Investment in Fund Shares                                           15
Share Redemption                                                    15
Net Income and Distributions                                        15
Additional Information                                              15
Advertising Performance for the Fund                                16
Tax Status                                                          16

Investment Adviser
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43215

Transfer Agent And Dividend Disbursing Agent
Nationwide Investors Services, Inc.
Box 1492
Three Nationwide Plaza
Columbus, Ohio 43215

Independent Auditors
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215


Legal Counsel
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43215

                                   PROSPECTUS
                                 June __, 1997

                          Shares of Beneficial Interest
                             Nationwide Income Fund
                        Nationwide Separate Account Trust
                              One Nationwide Plaza
                              Columbus, Ohio 43216

                         For Information and Assistance,
                               Call (614) 249-5134

Nationwide Income Fund (the "Fund") is a diversified portfolio of the Nationwide Separate Account Trust (the "Trust"). The Trust is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in six separate mutual funds, each with its own investment objective. This Prospectus relates only to the Nationwide Income Fund. The shares of the Fund are sold to other open-end investment companies created by Nationwide Advisory Services, Inc., the Fund's investment adviser, as well as to life insurance company separate accounts to fund the benefits of variable life insurance policies and annuity contracts.

The Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing in investment grade corporate and U.S. Government debt obligations.

This Prospectus provides you with the basic information you should know before investing in the Fund. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (614) 249-5134, or writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST, DATED MAY 1, 1997, IS INCORPORATED BY REFERENCE.

SALE OF FUND SHARES

Shares of the Fund may be sold to life insurance company separate accounts (the "Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by life insurance companies, as well as to other open-end investment companies (each , a "Fund of Funds") created by Nationwide Advisory Services, Inc. (the "Adviser"), the Fund's investment adviser. The Accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. The Fund then uses the proceeds to buy securities for its portfolio. The Adviser, together with a group of subadvisers, manages the portfolio from day to day to accomplish the Fund's investment objective. The types of investments and the way they are managed depend on what is happening in the economy and the financial marketplaces. Each Fund of Funds and Accounts, as a shareholder, has an ownership in the Fund's investments. The Fund also offers to buy back (redeem) shares of the Fund from the Fund of Funds or the Accounts at any time at net asset value.

SUMMARY OF EXPENSES

Shareholder Transaction Expenses                                       None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fees                                                        0.45%
Administrative Fees                                                    0.10%
Other Expenses                                                         0.20%
                                                                     ---------
Total Fund Operating Expenses                                          0.75%
                                                                     =========

Example:

                                                         1 year                    3 years
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period              $8                        $24

This summary is provided to assist investors in understanding the various costs and expenses that an investor in the fund will bear directly or indirectly.

Other Expenses is based on estimated amounts for the fiscal year ending December 31, 1997. The Advisor has agreed to reimburse the Fund total expenses in excess of 0.75% for the fiscal year ending December 31, 1997.

For more information on Fund expenses, see "Management of the Trust:"

INVESTMENT OBJECTIVE AND POLICIES

Nationwide Income Fund (the "Fund") seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing at least 65% of its assets, under normal market conditions, in investment grade corporate and U.S. Government debt obligations. Under normal market conditions, the Fund may invest up to 35% of its assets in cash or cash equivalents, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities (collectively, "short-term money market obligations"). For a further discussion of the types of debt obligations in which the Fund may invest, see "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS" below.

In addition, for temporary or emergency purposes, the Fund can invest up to 100% of total assets in short-term money market obligations.

While there is careful selection and constant supervision by a group of professional investment managers, there can be no guarantee that the Fund's objective will be achieved. The investment objective of the Fund is not fundamental and shareholder approval is not required to change the Fund's investment objective.

Management of the Fund

Nationwide Advisory Services, Inc. (the "Adviser") has employed two subadvisers (each, a "Subadviser") each of which will manage part of the Fund's portfolio. Although the Adviser reserves the right to allocate and reallocate the assets among the Subadvisers at any time, it is anticipated that each of the Subadvisers will receive a substantially equal proportion of the funds that are invested in the Fund and will generally retain such assets and any capital appreciation attributable to them.

The Adviser has chosen the Subadvisers because they approach investing in debt obligations in different ways. The Adviser has decided to employ a number of Subadvisers because even successful investment managers may experience fluctuations in performance which may be caused by factors or conditions that affect the particular securities emphasized by that Subadviser or that may impact its particular investment style. As a result of the diversification among securities and styles, the Adviser expects to increase prospects for investment return and to reduce market risk and volatility.

The following is a brief description of the investment strategies for each of the Subadvisers:

NCM Capital Management Group, Inc. ("NCM Capital") manages fixed income securities by selecting a diversified portfolio of investment grade issues in which overall credit risk is minimized. NCM Capital established the average maturity and duration of a portfolio based on the intermediate and longer-term outlook of interest rates, the economy and the financial markets. No attempt is made to manage portfolios based on daily or short-term fluctuations in interest rates or economic statistics.

Subsequent to establishing the average maturity and duration of a portfolio, NCM Capital determines which sectors of the fixed income market offer the most attractive potential returns. Over a market cycle, individual sectors are either emphasized or de-emphasized based on their relative value after analyzing the current and prospective developments in the economy and the financial markets. After determining the sector to be emphasized or de-emphasized, NCM Capital selects the specific issues which offer the greatest potential returns over a selected time horizon.

Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") Smith Graham's investment process centers around maximizing stable cash flows across the yield curve. Cash flows in this context consist of coupon income on fixed income securities, prepayments from mortgage securities and the reinvestment of income and prepayments. Smith Graham begins by analyzing the characteristics that determine performance and then utilizes proprietary software models to identify the least expensive segments of the yield curve. Incremental performance is also obtained by investing in undervalued sectors and undervalued securities.

INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS

Debt Obligations - Debt obligations in which the Fund may invest generally will be investment grade debt obligations, although the Fund may invest up to 35% of its assets in high-quality short-term money market obligations. The Fund's risk and return potential depends in part on the maturity and credit-quality characteristics of the underlying investments in its portfolio. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates. Similarly, debt obligations issued by less creditworthy entities tend to carry higher yields than those with higher credit ratings. The market value of all debt obligations is also affected by changes in the prevailing interest rates. Therefore, the market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases.

Debt obligations in which the Fund may invest include: 1) bonds or bank obligations rated in one of the four highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Group); 2) U.S. government securities (as described below); 3) commercial paper rated in one of the two highest ratings categories of any NRSRO; 4) short-term bank obligations that are rated in one of the two highest categories by any NRSRO, with respect to obligations maturing in one year or less; 5) repurchase agreements relating to debt obligations which the Fund could purchase directly; or 6) unrated debt obligations which are determined by the Adviser or a Subadviser to be of comparable quality.

Medium-quality obligations are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Adviser or a Subadviser to consider what action, if any, the Fund should take consistent with its investment objective; such event will not automatically require the sale of the downgraded securities.

U.S. Government Securities - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Mortgage- and Asset-Backed Securities - The Fund may purchase both mortgage- and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Repurchase Agreements - The Fund may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. The Fund will enter into repurchase agreements with respect to securities in which it may invest with member banks of the Federal Reserve System or certain non-bank dealers. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. The Adviser or a Subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks. See "Repurchase Agreements" in the Statement of Additional Information.

Bank Obligations - The Fund may invest in bank obligations, such as certificates of deposit, banker's acceptances, and time deposits of domestic or foreign banks and their subsidiaries and branches (only if the time deposits are denominated in U.S. dollars), and domestic savings and loan associations. While these bank obligations will be issued by institutions whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC"), the Fund may invest in the obligations in amounts in excess of the FDIC insurance coverage (currently $100,000 per account).

When-Issued Securities - The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days (for mortgage-backed securities, the delivery date may extend to as long as 120 days). Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by guidelines issued by the Securities and Exchange Commission, the Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

Lending Portfolio Securities - From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund can increase its income through the investment of such collateral. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Borrowing Money - The Fund may borrow money from banks limited by any investment restrictions to 33 1/3% of its total assets. However, the Fund currently intends to borrow money only for temporary or emergency purposes (but not for leverage or the purchase of investments), in an amount up to 5% of the value of the Fund's total assets (including the amount borrowed) valued at the time the borrowing is made.


Portfolio Turnover

The Fund will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever the Adviser or a Subadviser believes it to be in the best interests of the Fund. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

The portfolio turnover rate for the Fund is not expected to exceed 150%. Higher turnover rates will generally result in higher transaction costs to the Fund, as well as higher brokerage expenses and higher levels of capital gains. The portfolio turnover rates for the Fund may vary greatly from year to year and within a particular year.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees.

The Board of Trustees sets and reviews policies regarding the operation of the Trust, whereas the officers perform the daily functions of the Trust.

Investment Management of the Fund

The Adviser - Under the terms of the Investment Advisory Agreement, Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43216, oversees the investment of the assets for the Fund and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, the Adviser also determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser does not intend to do so at this time.

The Adviser provides to the Fund investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadvisers. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of Subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the Subadvisers, there is no certainty that any Subadviser or the Fund will obtain favorable results at any given time.


The Adviser, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc.
(NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. The Fund pays to the Adviser a fee at the annual rate of 0.45% of the Fund's average daily net assets.


The Subadvisers - Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it for investment management. For the investment management services they provide to the Fund, each Subadviser receives an annual fee from the Adviser based on the average daily net assets of the portion of the Fund managed by that Subadviser as specified below:

         Subadvisory Fees                         Average Daily Net Assets
              0.25%                               on the first $100 million
              0.15%                              on assets in excess of $100
                                                           million

The fees for each of the Subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham.

Below is a brief description of each of the subadvisers.

NCM Capital Management Group, Inc. NCM Capital was founded in 1986 and serves as one of the Fund's Subadvisers. As of September 30, 1996, NCM Capital had approximately $3.86 billion in assets under management, of which $1.35 billion represents fixed income management.

NCM Capital's Chairman of the Board, President and Chief Executive Officer is Maceo K. Sloan. Other directors are Justin F. Beckett, Executive Vice President; Peter J. Anderson, Chairman and Chief Investment Officer of IDS Advisory Group, Inc.; and Morris Goodwin, Jr., Vice President, Corporate Treasurer, American Express Financial Advisers Inc.

NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 43%; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 17%; and IDS Financial Services Inc., a wholly-owned subsidiary of American Express Company owns 40% as of September 30, 1996.

NCM Capital utilizes a team approach in the management of fixed income portfolios. Although David C. Carter, Vice President and Senior Portfolio Manager, is the portfolio manager who will manage NCM Capital's portion of the Fund, he will interact daily with the other members of the fixed income team for purposes of discussing investment needs, economic trends, and development, and the overall financial markets. Listed below are the members of the fixed income team who will be involved with the Fund and their backgrounds:

         Paul L. Van Kampen, CFA Mr. Van Kampen joined NCM Capital as Senior Vice President and the Director of Fixed Income Research. Prior to joining NCM Capital, he was an Executive Director of Aon Advisors, Inc. Mr. Van Kampen has both an M.A. and B.S. from the University of Alabama and has over 28 years of investment experience.

         David C. Carter Mr. Carter has been a Vice President and Portfolio Manager for NCM since 1992. Formerly he was an Investment Manager in Fixed Income Management at Grace Capital, Inc. and earned an M.B.A. and B.S. from New York University. Mr. Carter has over 19 years of investment experience.

         Lorenzo Newsome Mr. Newsome joined NCM Capital in 1993 as a Vice President and Portfolio Manager. Prior to joining NCM Capital, he was a Quantitative Analyst for the USF&G Corporation. Mr. Newsome acquired his B.S. from the University of Pittsburgh and M.A. from Bowie State University. He has over 8 years of investment experience.

Smith Graham & Co. Asset Managers, L.P. Smith Graham also serves as a sub-adviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robeco Global Advisers. As of October 1, 1996, Smith Graham managed approximately $2 billion of assets.

Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robeco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith, Ladell Graham and Jamie
G. House.

The management group of Smith Graham consists of Gerald B. Smith, Chairman and Chief Executive Officer; Ladell Graham, President and Chief Investment Officer; Jamie G. House, Executive Vice President and Chief Financial Officer; and Gilbert A. Garcia, Executive Vice President and Director of Marketing.

The primary portfolio manager of the portion of the Fund's portfolio managed by Smith Graham is Mark Delaney. Mr. Delaney joined Smith Graham in November 1994 and currently serves as a Portfolio Manager. From July 1988 to November 1994, he was a Senior Portfolio Manager for

Transamerica Fund Management. Mr. Delaney has over 15 years of experience in fixed income investing.

Other Services

Under the terms of an Administrative Services Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes, and regulatory reports. For these services the Fund pays to the Adviser a fee at the annual rate of 0.10% of the Fund's average daily net assets.

The Transfer and Dividend Disbursing Agent, Nationwide Investors Services, Inc., ("NIS"), One Nationwide Plaza, Columbus, Ohio 43216, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of the Adviser.

INVESTMENT IN FUND SHARES

An insurance company may purchase the shares of the Fund at the Fund's net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Fund. Funds of Funds may also purchase shares of the Fund for their portfolios. There is no sales charge. All shares are sold at net asset value.

Shares of the Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary Nationwide Life and Annuity Insurance Company to fund the benefits under the Contract and to affiliated Fund of Funds. The address for each of these entities is One Nationwide Plaza, Columbus, Ohio 43216,

All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to the Fund are subject to the limits applicable to the Contracts.

SHARE REDEMPTION

Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

The net asset value per share of the Fund is determined once daily, as of 4:00 P.M. on each business day the New York Stock Exchange is open and on such other days as the Board determines and on any other day during which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence

Day, Labor Day, and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

In determining net asset value, portfolio securities listed on national exchanges or actively traded in the over-the-counter market are valued at the last quoted sale price; if there is no sale on that day, the securities are valued at the prior day's closing price for exchange-traded securities or at the quoted bid price for over-the-counter-traded securities. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees.
Expenses and fees are accrued daily.

The Trust may suspend the right of redemption only under the following unusual circumstances:

       o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

       o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

       o during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

NET INCOME AND DISTRIBUTIONS

Substantially all of the net investment income, if any, of the Funds will be paid as dividends in March, June, September, and December. In those years in which sales of the Fund's portfolio securities result in net realized capital gains, the Fund will distribute such gains to its shareholders with the December dividend.

ADDITIONAL INFORMATION

Description of Shares - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue shares from a number of different Funds. In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund, but shares of all Funds would vote together in the election of Trustees. Upon liquidation of a Fund, its shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

Voting Rights - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election or removal of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The sole shareholders of the Fund initially will be the affiliated Funds of Funds and Nationwide Life Insurance Company. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

       o designate series of the Trust;

       o change the name of the Trust; or

       o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal and state laws or regulations if they deem it necessary.

Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or changes of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

Shareholder Inquiries - All inquiries regarding the Fund should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

PERFORMANCE ADVERTISING FOR THE FUND

The Fund may use historical performance in advertisements, sales literature, and the prospectus. Such figures will include quotations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.

TAX STATUS

The Trust's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

Because each Fund of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.

  The tax treatment of payments made by an Account to a Contractholder is described in the separate account prospectus.

CONTENTS
Sale of Fund Shares
Investment Objective and Policies
Investment Techniques, Considerations and Risk Factors
Management of the Trust
Investment in Fund Shares
Share Redemption
Net Income and Distributions
Additional Information
Performance Advertising for the Fund
Tax Status

INVESTMENT ADVISER AND ADMINISTRATOR
Nationwide Advisory Services, Inc.
One Nationwide Plaza
Columbus, Ohio 43215

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
One Nationwide Plaza
Columbus, Ohio 43216

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43215

                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 1, 1997


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                               --TOTAL RETURN FUND
                               --CAPITAL APPRECIATION FUND
                               --GOVERNMENT BOND FUND
                               --MONEY MARKET FUND
                               --SMALL COMPANY FUND
                               --INCOME FUND



         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the above-captioned Funds and should be read in conjunction with the Prospectuses, dated May 1, 1997, as supplemented as of November 1, 1997 for all of such Funds. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43216, or by calling (614) 249-5134.


TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

General Information and History                                             1
Investment Objectives and Policies                                          1
Investment Restrictions                                                    25
Major Shareholders                                                         29
Trustees and Officers of the Trust                                         29
Calculating Yield - The Money Market Fund                                  30
Calculating Yield and Total Return-Non-Money Market Funds                  31
Investment Adviser and Other Services                                      31
Brokerage Allocations                                                      36
Purchases, Redemptions and Pricing of Shares                               38
Additional Information                                                     40
Tax Status                                                                 41
Tax Consequences for the Small Company Fund                                42
Tax Consequences to Shareholders                                           43
Appendix A - Bond Ratings                                                  44
Independent Auditors' Report                                               54
Financial Statements                                                       55

GENERAL INFORMATION AND HISTORY


         Nationwide Separate Accounts Trust is an open-end investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as amended October 22, 1981, September 3, 1982, April 16, 1987, May 1, 1992, August 9, 1995, November 3, 1995, and October 17, 1996. The Trust offers shares in fifteen separate mutual funds, each with its own investment objective. This Statement of Additional Information discussion further six of those funds -- The Total Return Fund, The Capital Appreciation Fund, the Government Bond Fund, the Money Market Fund, the Small Company Fund and the Income Fund (collectively, the "Funds" and individually, a "Fund").


INVESTMENT OBJECTIVES AND POLICIES


         The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectuses. Defined terms used in this Statement of Additional Information, unless otherwise defined herein, have the meaning assigned to them in the relevant Prospectus.


         The investment policies and types of permitted investments described here may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the objectives will be realized.

--TOTAL RETURN FUND

         This Fund's investment objective is to obtain a reasonable, long term total return on invested capital from a flexible combination of dividend return and capital gains. The Fund seeks to achieve its objective through investments in common stocks, convertible issues, money market instruments, and bonds, with a primary emphasis on common stocks.

         While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

--CAPITAL APPRECIATION FUND

         The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objectives primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

         While it is the intention of the Fund to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held, or other restriction, other than those stated in the investment restrictions.

         The investment manager will focus mainly on a company's or industry's potential for long term growth, with dividend and interest income being secondary in importance. The manager's evaluation of a company or industry will be based more on probable future earnings, relative financial strength and competitive position. The manager believes this approach will provide a greater return potential over the long run than simply seeking current dividend or interest income. The Fund's portfolio will not be limited to any particular type of company or industry.

--GOVERNMENT BOND FUND

         The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, it agencies or instrumentalities.

         These securities are of varying types which include but are not limited to:

         Treasury Notes And Bonds - These are direct obligations of the U.S. Government. New issues of notes mature in one to ten years while bonds generally have a maturity of ten years or more.

         Treasury Bills - These are direct obligations of the U.S. Government backed by the full faith and credit of the United States and mature in one year or less.

         Securities Issued By Instrumentalities of the U.S. Government - These securities are issued by federally-chartered instrumentalities. Some of these securities are guaranteed by the United States Treasury or are supported by the issuer's right to borrow from the Treasury and are backed by the credit of the federal instrumentality itself.

Some of these instrumentalities (listed for example purposes only) are:

                               Bank for Cooperatives (COOP)
                               Federal Home Loan Banks (FHLB)
                               Federal National Mortgage Association (FNMA)
                               Government National Mortgage Association (GNMA) Tennessee Valley Authority (TVA)
                               Farmers Home Administration (FHA)

The Government Bond Fund will normally invest at least 65% of its assets in bonds issued by the U.S. Government, and its agencies and instrumentalities. These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.

The Government Bond Fund may invest up to 35% of its assets in zero coupon securities and up to 20% of its assets in securities purchased on a "when-issued" or on a "delayed-delivery" basis, provided those securities are issued or backed by the U.S. Government, its agencies or instrumentalities (for a further description of "when-issued" or "delayed-delivery" transactions, see "Income Fund -- When-Issued Securities and Delayed-Delivery Transactions" below). The Government Bond Fund may also enter into repurchase agreements in any of the securities described above (for a description of repurchase agreements, see "Income Fund - Repurchase Agreements" below).

The Government Bond Fund may invest up to 35% of its assets in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. The securities purchased by the Government Bond Fund are issued or guaranteed by U.S. government agencies or instrumentalities.

Government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

The Government Bond Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government securities maturing in less than one year. For temporary defensive purposes, however the Fund may invest up to 100% of its assets in these securities.


There is a minimal credit risk involved in the purchase of U.S. Government or U.S. Government guaranteed securities. Securities issued by U.S. Government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. Government, may not have an explicit guarantee of the payment of principal and interest.


The value of shares of the Government Bond Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk does exist; i.e., when interest rates decline, the market value of a portfolio can be expected to rise; conversely, when interest rates rise, the market value of the portfolio can be expected to fall. While the Government Bond Fund will engage in portfolio trading to manage this risk (i.e., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) there is no assurance that capital will be preserved. Thus, the Government Bond Fund is designed for those willing to accept market fluctuations to obtain income.

--MONEY MARKET FUND

The investment objective of this Fund is to seek as high a level of current income as it considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with remaining maturities of 397 days or less. The Fund seeks to achieve its objective by investing primarily in instruments receiving a rating in one of the two highest categories by the following six nationally recognized statistical rating organizations ("NRSROs"): Duff and Phelps, Inc. ("D&P"), Fitch Investors Services, Inc. ("Fitch"), Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), IBCA Limited and its affiliate, IBCA Inc. ("IBCA"), and Thomson Bank Watch ("Thomson"). See Appendix A for a further description of the NRSRO ratings.

The Fund may invest in the following instruments:

                  -- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation.

                  -- repurchase agreements, subject to the restrictions set forth under "Investment Restrictions." Potential risks associated with investment in repurchase agreements are twofold: (a) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss, and (b) in the event of an issuer's bankruptcy, the Fund's ability to dispose of underlying securities could be delayed. (For a further description, see "Income Fund --Repurchase Agreements" below.)

                  -- obligations of banks which at the date of investment are rated A2 or better by IBCA or TBW1 by Thomson. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million; and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the Fund's total assets shall be invested in such insured obligations.

                  -- commercial paper which at the date of investment is rated Duff 1 or Duff 2, by D&F, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by Standard & Poor's, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

                  -- up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by Standard and Poor's. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.

                  -- short-term (maturity in 397 days or less) corporate obligations which at the date of investment are rated AA or better by D&F, AA or better by Fitch, Aa or better by Moody's, or AA or better by Standard & Poor's.

                  -- bank loan participation agreements representing corporations and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's or A-1 or A-2 by Standard & Poor's, under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.


All the assets of the Fund will be invested generally in obligations with remaining maturities of 397 days or less and which generally will be held to maturity. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of, or in response to, changing economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and different yield relationships existing among various sectors of the market. The average dollar weighted maturity of the Fund's investments may not exceed 90 days. There can be no assurance that the Fund's investment objective will be achieved.


The Fund may invest in the securities of foreign corporate and governmental issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.


Investment Policies Relating to the Capital Appreciation Fund, the Total Return Fund, the Government Bond Fund and the Money Market Fund.

BORROWING. Each of the Capital Appreciation Fund, the Total Return Fund, the Government Bond Fund and the Money Market Fund may borrow money only for temporary or emergency purposes or for the clearance of transactions. This borrowing will be limited to an amount of 5% of the value of the Fund's total assets (including the amount borrowed) valued at the time the borrowing is made. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

SECURITIES OF NON-AFFILIATED INVESTMENT COMPANIES. Each of the Capital Appreciation Fund, the Total Return Fund, the Government Bond Fund and the Money Market Fund may invest in other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and is subject to limitations under the 1940 Act. Each of these Funds has adopted a policy stating that it will not invest more than 10% of its assets in shares of investment companies or more than 5% of its assets in any one investment company; in addition, each Fund will not purchase more than 3% of the voting stock of the acquired investment company.



-- INCOME FUND


         The Income Fund seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund intends to pursue its investment objective by investing at least 65% of its assets, under normal market conditions, in investment grade corporate and U.S. Government debt obligations. The Fund may invest the remainder of its portfolio in high quality short-term money market obligations.

DEBT OBLIGATIONS. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity

("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         RATINGS AS INVESTMENT CRITERIA. The Income Fund may invest in high-quality and medium-quality debt obligations which are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of the Subadvisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.


Subsequent to its purchase by the Income Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Income Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Income Fund's Subadviser will consider such events in its determination of whether the Income Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganizations, the Income Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.


MONEY MARKET INSTRUMENTS. The Income Fund may invest in certain types of money market instruments which may include the following types of instruments:

                           -- obligations issued or guaranteed as to interest
                  and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;

                           -- repurchase agreements;

                           -- certificates of deposit, time deposits and
                  bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions

                           -- commercial paper, which are short-term unsecured
                  promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

                           -- high quality short-term (maturity in 397 days or
                  less) corporate obligations;

                           -- bank loan participation agreements representing
                  corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

MORTGAGE- AND ASSET-BACKED SECURITIES - The Income Fund may purchase both mortgage- and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issues by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, the Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.


Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.


REPURCHASE AGREEMENTS. In connection with the purchase of a repurchase agreement by the Income Fund, the Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Income Fund may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.


When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES. The Income Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the fund's board of directors or trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

BORROWING. The Income Fund may borrow money from banks, limited by any investment restrictions to 33 1/3% of its total assets. However, the Fund currently intends to borrow money only for temporary or emergency purposes in an amount of up to 5% of the value of the Fund's total asset (including the amount borrowed) valued at the time the borrowing is made. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

SMALL COMPANY FUND

         The Small Company Fund seeks long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of both domestic and foreign small market capitalization companies ("small company stocks"). To attempt to achieve this objective, the Adviser has hired a number of subadvisers to direct the day-to-day management of the Small Company Fund. The following information supplements the discussion of the Fund's objectives, policies and techniques that are described in the Fund's prospectus under "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS."

         Special Situation Companies. The Small Company Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Fund believes, however, that if a Subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated.

         Foreign Securities. Investors in the Small Company Fund should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

         Investments may be made from time to time by the Small Company Fund in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         Depositary Receipts. As indicated in the Fund's prospectus, the Small Company Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock. (For further information on these instruments, see the descriptions above for the Government Bond Fund and the Money Market Fund.)

         The Small Company Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


         Debt Obligations. While the emphasis of the Small Company Fund's investment is on common stocks and other equity securities (including preferred stocks and securities convertible into or exchangeable for common stocks), it may also invest in money market instruments, U.S. Government or Agency securities, (for further information concerning these securities, see the descriptions above for the Government Bond and the Money Market Funds) and corporate bonds and debentures receiving one of the four highest ratings from an NRSRO, or if not rated by any NRSRO, deemed comparable by a Subadviser to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The ratings assigned by the NRSROS are described in Appendix A to this Statement of Additional Information.

         Fixed income securities are subject to the credit risk and market risk as described above. Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Fund. In such a case, the Subadviser will evaluate whether the downgraded security should be disposed of.


         High-Yield (High-Risk) Securities -- In General. The Fund has the authority to invest up to 5% of its net assets in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

         Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

         Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on a Subadviser's credit analysis than would be the case with investments in investment-grade debt securities. Each Subadviser will employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. When investing in lower-quality securities, each Subadviser will continually monitor the investments in the Fund's portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

         Liquidity And Valuation. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.


         Proposed Legislation. From time to time proposals have been discussed, regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. However, it is possible that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

         Convertible Securities. Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

         Warrants. The Small Company Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. The Fund may purchase warrants, valued at the lower of cost or market value, of up to 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any recognized U.S. or foreign stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


         Repurchase Agreements. The Small Company Fund's custodian or a sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, the Fund will enter into repurchase agreements with certain banks and non-bank dealers, all of whose use has been approved by the Board of Trustees. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Each Subadviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which the Fund enters into repurchase agreements. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

         Short Sales "Against The Box". In a short sale, the Small Company Fund sells a borrowed security and has a corresponding obligation to the lender to replace such security. The Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."


         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale against the box is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. Not more than 15% of the Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.


         The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


         Restricted, Non-Publicly Traded and Illiquid Securities. The Small Company Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the securities act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


         Each Subadviser will monitor the liquidity of restricted securities in the portion of the Fund it manages under the supervision of the Board of Trustees and the Adviser. In reaching liquidity decisions, each Subadviser may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


         When-Issued Securities And Delayed-Delivery Transactions. The Small Company Fund may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if a Subadviser which purchased such security deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

         When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Lending Portfolio Securities. The Small Company Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S.

Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned. The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

         Borrowing. The Small Company Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets, and may engage in reverse repurchase agreements which may be considered a form of borrowing. (See "INVESTMENT TECHNIQUES, CONSIDERATIONS AND RISK FACTORS - Reverse Repurchase Agreements" in the Small Company Fund's Prospectus.) In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets. The Fund expects that some of its borrowings may be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

         Derivative Instruments. As discussed in its Prospectus, each of the Small Company Fund's Subadvisers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge the Fund's portfolio or for risk management.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon a Subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While each Subadviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because a Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Tax Status" below.

         Options. The Small Company Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which are only exercisable at expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the fund and the counter party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.


         Transactions using options (other than purchased options) expose the Fund to counter party risk. To the extent required by sec guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Spread Transactions. The Small Company Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options it the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

         Futures Contracts. The Small Company Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when a Subadviser believes it is more advantageous to the Fund than is purchasing the futures contract.

         The Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of the Fund to trade in futures contracts may be limited by the requirements of the code applicable to a regulated investment company.

         The Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of the Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high grade debt obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         Swap Agreements. The Small Company Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregate account consisting of cash, or liquid high grade debt obligations.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

         The Fund will enter swap agreements only with counterparties that a Subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         Foreign Currency-Related Derivative Strategies - Special Considerations. The Small Company Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase OTC options on foreign currency only when a Subadviser believes a liquid secondary market will exist for a particular option at any specific time.

         Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Small Company Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time.

         A decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

         The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

         Securities Of Other Non-Affiliated Investment Companies. Some of the countries in which the Small Company Fund may invest may not permit direct investment by outside investors. investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

         Commercial Paper. The Small Company Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Fund to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. The Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

INVESTMENT RESTRICTIONS


         The following are fundamental investment limitations, which cannot be changed without the approval of the holders of a majority of the shares of the Fund for which the change is proposed, and apply to all of the Funds of the Trust (except the Small Company and Income Funds, whose restrictions are listed separately below), unless otherwise stated.



The Trust may not:

         1. Borrow money, except an amount equal to no more than 5% of the value of each of the Fund's total assets (calculated when the loan is made) for temporary, emergency purposes or for the clearance of transactions. This limited borrowing authority will not be used to leverage the Funds or to borrow for extended periods of time. This authority is intended to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management.



         2. Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.


         3. Make loans to other persons, except by the purchase of obligations in which the Trust is authorized to invest. The Trust may, however, enter into repurchase agreements, but a Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be subject to repurchase agreements maturing in more than 7 days.


         4. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U. S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction as long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.


         7. issue securities except as permitted by the Investment Company Act of 1940.


The following are the non-fundamental operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund which may be changed by the Board of Trustees of the Trust without shareholder approval:

No Fund may:

         1.       Make short sales of securities.

         2. Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund of its net assets would be invested in securities that are illiquid.

         3. Purchase securities of other investment companies, except(a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.


INVESTMENT RESTRICTIONS FOR THE SMALL COMPANY FUND AND THE INCOME FUND -- The following are fundamental investment limitations for the Small Company and the Income Fund which cannot be changed without shareholder approval:


THE SMALL COMPANY FUND AND THE INCOME FUND:

         1. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and
                  (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

         2. May not issue senior securities, except as permitted under the 1940 Act.

         3. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

         4. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

         5. May not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

         6. May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

         7. May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

The following are the non-fundamental operating policies of the Small Company Fund and the Income Fund which may be changed by the Board of Trustees of the Trust without shareholder approval:

The Small Company and the Income Fund each may not:

         1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

         2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.


                  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

         3. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

         4. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.



         INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS


         As of August 31, 1997, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power of 92.6% and 7.4% of the shares of the Total Return Fund, 92.5% and 7.5% of the shares of Government Bond Fund, 98.9% and 1.1% of the shares of Money Market Fund, and 97.0% and 3.0% of the shares of Capital Appreciation Fund, respectively. As of August 31, 1997, Nationwide Life Insurance Company owned beneficially 2.9% and had shared voting and investment power for 97.1% of the shares of the Small Company Fund.


         As of August 31, 1997, the Trustees and Officers of the Trust as a group owned less than 1% of the shares of the Funds.

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

TRUSTEES AND EXECUTIVE OFFICERS

         The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

Dr. John C. Bryant, Trustee.
44 Faculty Place, Wilmington, Ohio.

         Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.


Sue A. Doody
169 East Beck Street, Columbus, Ohio.

         Ms. Doody is owner of Lindey's Restaurant, Columbus, Ohio.


Robert M. Duncan, Trustee.
1397 Haddon Road, Columbus, Ohio.

         Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


Joseph J. Gasper*
One Nationwide Plaza, Columbus, Ohio

         Mr. Gasper is President and Chief Operating Officer of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for Nationwide Insurance Enterprise.


Dr. Thomas J. Kerr, IV, Trustee
4890 Smoketalk Lane, Westerville, Ohio.

         Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

Douglas F. Kridler
55 E. State Street, Columbus, Ohio.

         Mr. Kridler is President and Executive Director of the Columbus Association for the Performing Arts.

Robert J. Woodward, Jr.*
One Nationwide Plaza, Columbus, Ohio.

         Mr. Woodward is Executive Vice President - Chief Investment Officer of Nationwide Insurance Enterprise and of Nationwide Advisory Services, Inc.


James F. Laird, Jr., Treasurer.
Three Nationwide Plaza, Columbus, Ohio.

         Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Adviser. He was formerly Treasurer of Nationwide Advisory Services, Inc.

Rae Mercer Pollina, Secretary.
Three Nationwide Plaza, Columbus, Ohio.

         Mrs. Pollina is Corporate Secretary of Nationwide Advisory Services, Inc., the Distributor and Investment Adviser.

*A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

         The Funds do not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1996, and the aggregate compensation paid to each disinterested Trustee during the year by all registered investment companies to which the Adviser provides investment advisory services (the "Nationwide Fund Complex").

         The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

                       FISCAL YEAR ENDED DECEMBER 31, 1996

                                                              TOTAL
                                                           COMPENSATION
                                                             FROM THE
                                    AGGREGATE            NATIONWIDE FUND
                                   COMPENSATION         COMPLEX INCLUDING
                                  FROM THE TRUST            THE TRUST
                                  --------------            ---------
Dr. John C. Bryant                    $1,000                 $15,500
Sue A. Doody                           - 0 -                 $ 8,500
Robert M. Duncan                      $1,000                 $15,500
Dr. Thomas J. Kerr IV                 $1,000                 $15,500
Douglas F. Kridler                     - 0 -                 $ 8,042

CALCULATING YIELD - THE MONEY MARKET FUND


         Any current Fund yield quotations, subject to Rule 482 under the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of June 30, 1997, the Fund's seven-day current yield was 5.24%. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended June 30, 1997, was 5.38%.


         The Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN - NON-MONEY MARKET FUNDS

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


         The uniformly calculated average annual total returns for the one year, five year, and ten year periods for the Total Return and Government Bond Funds, ended June 30, 1997 are shown below.

                                      Total                   Government
                                      Return                     Bond
                                      ------                     ----
            1 Year                    34.0%                      8.2%
            5 Years                   17.6%                      7.0%
            10 Years                  12.6%                      8.8%

         The Capital Appreciation Fund began operations on May 1, 1992. Its average annual total return for one year ended June 30, 1997, the five years ended June 30, 1997 and for the period from May 1, 1992 through June 30, 1997 was 38.2%, 18.1% and 17.0%, respectively. The Small Company Fund began operations on October 23, 1995. Its average total return for the year ended June 30, 1997 and period from October 23, 1995 through June 30, 1997 was 14.1% and 28.8%, respectively.

         The Government Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Government Bond Fund yield for the 30-day period ended June 30, 1997 was 6.68%.

INVESTMENT ADVISER AND OTHER SERVICES

         The Adviser, Nationwide Advisory Services, Inc. ("NAS"), manages the Funds (except the Small Company Fund and the Income Fund) pursuant to an Investment Advisory Agreement (the "Agreement") dated as of November 1, 1997. The Adviser provides the Trust with overall investment advisory services and, subject to such policies as the Trustees may determine, makes investment decisions for the Trust. Prior to November 1, 1997, the Adviser received a fee computed and paid monthly at the annual rate equal to .5% of the average daily net assets of each Fund of the Trust (except for the Small Company and Income Funds).

         Effective November 1, 1997,the advisory fees were changed (except for Small Company and Income Fund) to the following rates, expressed as an annual percentage of average daily net assets:

        Fund                           Advisory Fees
        ----                           -------------
        Total Return Fund and          0.60% on assets up to $1 billion
        Capital Appreciation Fund      0.575% on assets of $1 billion and more but less than $2 billion
                                       0.55% on assets of $2 billion and more but less than $5 billion
                                       0.50% for assets of $5 billion and more


        Government Bond Fund           0.50% on assets up to $1 billion
                                       0.475% on assets of $1 billion and more but less than $2 billion
                                       0.45% on assets of $2 billion and more but less than $5 billion
                                       0.40% for assets of $5 billion and more


        Money Market Fund              0.40% on assets up to $1 billion
                                       0.38% on assets of $1 billion and more but less than $2 billion
                                       0.36% on assets of $2 billion and more but less than $5 billion
                                       0.34% for assets of $5 billion and more

NAS also provides fund accounting and administrative services to the Trust (except Small Company and Income Fund) pursuant to a separate Fund Administration Agreement dated on November 1, 1997. For these services, NAS receives a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more.

         The Trust pays the compensation of the five Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.


         For the years ended December 31, 1996, 1995 and 1994, the Adviser received fees in the following amounts: Total Return Fund $4,851,676, $3,406,571, and $2,556,765, respectively; Government Bond Fund $2,225,962,
$2,088,523, and $1,997,185, respectively; Money Market Fund $4,518,925,
$3,574,486, and $3,269,449, respectively; and Capital Appreciation Fund $684,932, $326,158, and $237,838, respectively.

         NAS pays the compensation of the Trustees affiliated with the Adviser. The officers of the Trust receive no compensation from the Trust. NAS also furnishes all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its organization, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.


         The Investment Advisory Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect only if its continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreement further provides that the Adviser may render services to others.


ADVISORY SERVICES FOR THE SMALL COMPANY FUND

         The Adviser oversees the management of the Small Company Fund pursuant to an Investment Advisory Agreement dated October 20, 1995. Subject to the supervision and direction of the Trustees, the Adviser determines the allocation of assets among the Subadvisers and evaluates and monitors the performance of the Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser generally intends to limit its direct portfolio management to the investment of a portion of the Fund's assets in cash or money market instruments. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisory Agreement of the Small Company Fund contains termination and indemnification provisions similar to those in the Agreement as described above.


         Shareholders of the Small Company Fund approved a proposal which authorizes the Board of Trustees to appoint, replace or terminate subadvisers without the approval of the Fund's shareholders; the order would also allow the Adviser to revise a subadvisory agreement without shareholder approval. This authorization will only be utilized if an exemptive order which the Adviser and the Trust, on behalf of the Fund, have applied for is granted by the SEC. If the order is granted, any change in subadvisers will be communicated to shareholders within 60 days of such changes and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Adviser. The order, if granted, is intended to facilitate the efficient operation of the Fund and afford the Trust increased management flexibility. Prior to receiving the exemptive order, the Adviser will not appoint, replace or terminate any subadvisers or materially amend any subadvisory agreement without obtaining the approval of shareholders.


         The Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 1.25% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time. During the year ended December 31, 1996 and the period from October 23, 1995 (date of commencement of operations) through December 31, 1995, the Adviser received advisory fees in the amount of $851,352 and $11,003, respectively, and waived fees and reimbursed expenses in the amount of $0 and $10,495, respectively.

         The Subadvisers - Pursuant to Subadvisory Agreements between each of the Subadvisers and the Adviser, each of which are dated October 20, 1995, the Subadvisers each manage a portion of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund and in connection with such decisions place purchase and sell orders for the securities in the Fund. For the investment management services they provide to the Fund, each Subadviser, or PIML and VEAC together, receives a fee from the Adviser at the annual rate of .60% of the average daily net assets of the portion of the Fund managed by that Subadviser or group of Subadvisers.


         During the year ended December 31, 1996 and the period from October 23 (date of commencement of operations) through December 31, 1995, the Adviser paid $483,572 and $11,394 in fees to the Subadvisers.


         Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Small Company Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice.


         Below is a brief description of each of the Subadvisers.

         The Dreyfus Corporation. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as one of the Small Company Fund's Subadvisers. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of February 28, 1997, Dreyfus managed or administered approximately $86 billion in assets for approximately 1.7 million investor accounts nationwide.


         Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE)

National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $233 billion in assets as of December 31, 1996, including approximately $86 billion in mutual fund assets. As of December 31, 1996, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $1,046 billion in assets including approximately $57 billion in mutual fund assets.

         Neuberger & Berman L.P. Neuberger & Berman, also serves as a sub-adviser to the Fund. Neuberger & Berman and its predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger & Berman and its affiliates manage securities accounts that had approximately $45 billion of assets as of December 31, 1996. Neuberger & Berman is a member firm of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger & Berman.

         Strong Capital Management, Inc. Strong, which also serves as one of the Subadvisers for the Fund, began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of February 28, 1997, Strong had over $24 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

         Pictet International Management Limited and Van Eck Associates Corporation. PIML and VEAC will together manage a portion of the Fund. VEAC is located at 99 Park Avenue, New York, New York 10016. PIML is located at Cutlers Gardens, 5 Devonshire Square, London, United Kingdom EC2M 4LD. PIML is primarily responsible for managing the portion of the Fund's assets allocated to the PIML and VEAC. PIML determines which securities are to be bought and sold. VEAC, however, makes recommendations to PIML regarding Hard Asset securities. VEAC will also make recommendations regarding the allocation among each of the Hard Asset sectors. PIML is not obligated to act on VEAC'S recommendation's and the amount, if any, allocated to Hard Assets will be determined by PIML. VEAC will also assist PIML on issues regarding determining the liquidity of securities, portfolio diversification and matters involving United States federal securities and tax law as they apply to management of the Fund.

         PIML is an operating company of Pictet (London) Limited, an affiliate of Pictet & Cie ("Pictet"). Pictet was founded in 1805 and is the largest private Swiss Bank, as well as the leading specialist investment bank domiciled in Europe. Pictet has a worldwide network of offices employing over 200 investment professionals in Geneva, London, Zurich, Luxembourg, Hong Kong, Tokyo, Montreal and Nassau. PIML has access to all of Pictet's investment infrastructure. As of March 31, 1997, total assets under management by Pictet and its affiliates, including PIML, on behalf of all clients, was in excess of $49 billion.

         Warburg, Pincus Counsellors, Inc. The Fund also employs Warburg as a Subadviser to the Fund. Warburg is a professional investment counselling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of March 31, 1997, Warburg managed approximately $17 billion in assets including approximately $9.5 billion of investment company assets. Incorporated in 1970, Warburg is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. (Warburg G.P."), a New York general partnership which itself is controlled by Warburg, Pincus & Co. ("W P & Co."), also a New York general partnership. Lionel
I. Pincus, the managing partner of W P & Co., may be deemed to control, both W P & Co. and Warburg. Warburg G.P. has no business other than being a holding company of

Warburg and its subsidiaries. Warburg's address is 466 Lexington Avenue, New York, New York 10017-3147.


ADVISORY SERVICES FOR THE INCOME FUND


         The Adviser oversees the management of the Income Fund pursuant to an Investment Advisory Agreement. Subject to the supervision and direction of the Trustees, the Adviser determines the allocation of assets among the Subadvisers and evaluate and monitor the performance of Subadvisers. The Adviser also is authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser currently does not intend to do so. The Adviser is responsible for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Advisory Agreement of the Income Fund contains termination and indemnification provisions similar to those in the Agreement as described above for the Small Company Fund.

         The Fund pays to the Adviser a fee at the annual rate of 0.45% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or part of its fees in order to limit the Fund's total operating expenses to not more than 0.75% of the Fund's average daily net assets on an annual basis. These fee waivers are voluntary and may be terminated at any time.

         The Subadvisers - Pursuant to Subadvisory Agreements between each of the Subadvisers and the Adviser, the Subadvisers each will manage a portion of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser makes investment decisions for the Fund and in connection with such decisions place purchase and sell orders for the securities in the Fund. For the investment management services they provide to the Fund, each Subadviser receives an annual fee from the Adviser based on the average daily net assets of the portion of the Fund managed by that Subadviser as specified below:


             Subadvisory Fees            Average Daily Net Assets
             ----------------            ------------------------
                 0.25%                   on the first $100 million
                 0.15%                   on assets in excess of $100
                                                   million

         The fees for each of the Subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham.


  Below is a brief description of each of the Subadvisers.


NCM Capital Management Group, Inc. NCM Capital was founded in 1986 and serves as one of the Fund's Subadvisers. As of September 30, 1996, NCM Capital had approximately $3.86 billion in assets under management, of which $1.35 billion represents fixed income management.

NCM Capital's Chairman of the Board, President and Chief Executive Officer is Maceo K. Sloan. Other directors are Justin F. Beckett, Executive Vice President; Peter J. Anderson, Chairman and Chief Investment Officer of IDS Advisory Group, Inc.; and Morris Goodwin, Jr., Vice President, Corporate Treasurer, American Express Financial Advisers Inc.

NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 43%; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 17%; and IDS Financial Services Inc., a wholly-owned subsidiary of American Express Company owns 40% as of September 30, 1996.

Smith Graham & Co. Asset Managers, L.P. Smith Graham also serves as a sub-adviser to the Fund. Its corporate offices are located at 6900 Texas Commerce Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides global and international money management through its affiliate Smith Graham Robeco Global Advisers. As of October 1, 1996, Smith Graham managed approximately $2 billion of assets.

Smith Graham is 60% owned by its Managing General Partner, Smith Graham & Co., Inc., while 40% of the firm is owned by the Dutch based Robeco Group. Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith, Ladell Graham and Jamie
G. House.

         Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution and management of the Income Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on 60 days written notice.

OTHER SERVICES PROVIDED BY THE ADVISER FOR THE INCOME FUND

         Under the terms of an Administrative Services Agreement, the Adviser will also provide various administrative and accounting services, including daily valuation of the Income Fund's shares, preparation of financial statements, taxes, and regulatory reports. For these services the Fund will pay to the Adviser a fee at the annual rate of 0.10% of the Fund's average daily net assets.

CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. The Custodian performs no managerial or policymaking functions for the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


         Nationwide Investors Services, Inc. (NIS) is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is a wholly-owned subsidiary of Nationwide Advisory Services, Inc. NISI receives a fee, calculated daily and paid monthly at a rate of 0.01% of average daily net assets of each Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

BROKERAGE ALLOCATIONS

         IN GENERAL. During the fiscal years ended December 31, 1996, 1995, and 1994, the Total Return Fund, paid brokerage commissions of $519,949, $377,463, and $258,714, respectively, and the Capital Appreciation Fund paid brokerage commissions of $196,526, $36,471, and $52,032, all to firms rendering statistical services. The Money Market Fund and Government Bond Fund paid no brokerage commissions during the periods covered by the financial statements.

         The Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

         The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. The Adviser or Subadvisers always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to the Adviser or a Subadviser. In placing orders with such broker-dealers, the Adviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's or a Subadviser's normal research activities or expenses.

         Trust portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of Policies. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

         There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of the Adviser or a Subadviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when the Adviser or a Subadviser believes that to do so is in the interest of the Trust. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         The Trustees periodically review the Adviser's and each Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

         SPECIAL BROKERAGE ALLOCATION CONSIDERATIONS RELATING TO THE SMALL COMPANY FUND AND THE INCOME FUND. In purchasing and selling investments for these Funds, it is the policy of each of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, each Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions. During the year ended December 31, 1996 and the period ended December 31, 1995, the Small Company Fund paid brokerage commissions of $424,176 and $27,100, respectively.

         Each Subadviser may cause the Small Company or the Income Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in
Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with the Adviser. The fees to each of the Subadvisers pursuant to its subadvisory agreement with the Adviser is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates. Subject to the policy of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a Subadviser also may consider the broker-dealer's sale of shares of any fund for which the Subadviser serves as investment adviser, sub-adviser or administrator.

CONSIDERATIONS RELATING TO THE SMALL COMPANY FUND. Neuberger & Berman will act as the principal broker in the purchase and sale of portfolio securities for the portion of the Fund advised by Neuberger & Berman and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger & Berman serves as broker will be affected in accordance with Rule 17e-1 under the 1940 Act.

         The Fund will continue to use Neuberger & Berman as its principal broker for the portion of the Fund advised by Neuberger & Berman where, in the judgment of Neuberger & Berman, the firm is able to obtain a price and execution at least as favorable as that provided by other qualified brokers. To the Fund's knowledge, however, no affiliate of Neuberger & Berman receives give-ups or reciprocal business in connection with their securities transactions.

         Under the 1940 Act, commissions paid by the Fund to Neuberger & Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to Neuberger & Berman must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase or sale of securities for the Fund's account, unless an appropriate exemption is available.

         During the year ended December 31, 1996 and the period ended December 31, 1995, the Small Company Fund paid brokerage commissions to Neuberger & Berman in the amount of $24,069 and $4,434, respectively, representing 5.7% and 16.4%, respectively, of the total commissions paid by the Fund. The aggregate dollar amount of transactions involving the payment of commissions to Neuberger & Berman represented .3% and 20.2%, respectively, of total transactions on which commissions were paid by the Fund during the periods ended December 31, 1996 and 1995.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Trust. For certain of the Funds, shares may also be sold to affiliated Fund of Funds.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         The net asset value per share of the Funds is determined once daily, as of the close of the New York Stock Exchange (currently 4 P.M. eastern time) on each business day the New York Stock Exchange is open and on such days as the Board determines and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

         The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of the Exchange. For orders placed after the close of the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Fund listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

         The net income of the Money Market Fund is determined once daily, as of the close of the New York Stock Exchange (currently 4:00 P.M., New York time) on each business day on which such Exchange is open. All the net income of the Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at market or amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

         Because the net income of the Money Market Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in its account.

         Pursuant to its objective of maintaining a fixed one dollar share price, the Fund will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

         An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

         The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of series of shares. In that case, the shares of each series would participate equally in the earnings, dividends, and assets of the particular series, but shares of all series would vote together in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

         VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

                     -  designate series of the Trust; or

                     -  change the name of the Trust; or

                - supply any omission, cure, correct, or supplement any
                  ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

         Shares have no pre-emptive or conversion rights. Shares are fully paid and nonassessable, except as set forth below. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

         SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.




TAX STATUS

         Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance are currently the sole shareholders of record for each Fund of the Trust. Each Fund of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code, and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

         Each Fund of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (i) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities; (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

         In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The board reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.

TAX CONSEQUENCES FOR THE SMALL COMPANY FUND

         Foreign Transactions. Dividends and interest received by the Small Company Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

         The Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the fund to be subject to hyperinflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and
(b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (i) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and (iii) the Fund will continue to qualify as a regulated investment company.

         As described in the Prospectus, because shares of the Fund may only be purchased through Policies, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Policies.

         Investment in Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), the Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Policies. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

         The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

         Regulations of the Internal Revenue Service (the "IRS") provide a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund makes the election, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

         Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Small Company Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

         If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

TAX CONSEQUENCES TO SHAREHOLDERS

         Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.

                                   APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

- 1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

- 2. Nature of and provisions of the obligation.

         Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   FITCH INVESTORS SERVICE, INC. BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAABonds considered to be investment grade and of the highest credit quality.
         The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AABonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

         ABonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBBBonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

         BBBonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         BBonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCCBonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CCBonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C Bonds are in imminent default in payment of interest or principal.

DDD, Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative, DD and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of &D the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                   DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE             DEFINITION
-----             ----------

            AAA         Highest credit quality. The risk factors are negligible,
            being only slightly more than for risk-free U.S. Treasury debt.

            AA+         High credit quality. Protection factors are
AA          strong. Risk is modest, but may vary slightly
AA-         from time to time because of economic conditions.

A+          Protection factors are average but adequate.
A           However, risk factors are more variable and
A-          greater in periods of economic stress.

BBB+        Below average protection factors but still
BBB         considered sufficient for prudent investment.
BBB-        Considerable variability in risk during economic cycles.

BB+         Below investment grade but deemed likely to meet
BB          obligations when due. Present or prospective
BB-         financial protection factors fluctuate according to
            industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+          Below investment grade and possessing risk that
B           obligations will not be met when due. Financial
B-          protection factors will fluctuate widely according to
            economic cycles, industry conditions and/or company fortunes.
            Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

            CCC         Well below investment grade securities. Considerable
            uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

         - Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

         - Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

         Note rating symbols and definitions are as follows:

         SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

         Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

         MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

         MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

         SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                           F-1+ Exceptionally strong credit quality. Issues
                  assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                           F-1 Very strong credit quality. Issues assigned this
                  rating reflect an assurance of timely payment only slightly less in degree than issues rated 'f-1+'.

                           F-2 Good credit quality. Issues assigned this rating
                  have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

                           F-3 Fair credit quality. Issues assigned this rating
                  have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                           F-S Weak credit quality. Issues assigned this rating
                  have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                           D Default. Issues assigned this rating are in actual
                  or imminent payment default.


                           LOC The symbol LOC indicates that the rating is based
                  on a letter of credit issued by a commercial bank.


                      DUFF & PHELPS SHORT-TERM DEBT RATINGS

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE      DEFINITION

                  High Grade

                  D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  Good Grade

                  D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                           Satisfactory Grade

                  D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                           Non-investment Grade

                  D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                           Default

                  D-5 Issuer failed to meet scheduled principal and/or interest payments.


                          THOMSON'S SHORT-TERM RATINGS

         The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


                             IBCA SHORT-TERM RATINGS

         IBCA short-term ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The short-term ratings relate to debt which has a maturity of less than one year.

         IBCA issues ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balance sheet, and a favorable credit profile without significant problems. A "B" rating indicates sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The legal rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated "A-1" are obligations supported by a very strong capacity for timely repayment. Issues rated "A-2" have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                           A1+ Obligations supported by the highest capacity for
                  timely repayment and possess a particularly strong credit feature.

                           A1 Obligations supported by the highest capacity for
                  timely repayment.

                           A2 Obligations supported by a good capacity for
                  timely repayment.

                           A3 Obligations supported by a satisfactory capacity
                  for timely repayment.

                           B Obligations for which there is an uncertainty as to
                  the capacity to ensure timely repayment.

                           C Obligations for which there is a high risk of
                  default or which are currently in default.

                           D Obligations which are currently in default.

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of
Nationwide Separate Account Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Separate Account Trust (comprised of the Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund), as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1996 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising Nationwide Separate Account Trust as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 21, 1997

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (87.6%)
            AEROSPACE/DEFENSE (2.7%)
  20,400    AAR Corp.                         $    617,100
  10,000    Atlas Converting Equipment ORD
            (British Pounds)                       112,100
  45,300    Aviall, Inc.*                          419,025
  40,100    B E Aerospace, Inc.*                 1,087,712
  14,500    Ducommun, Inc.*                        313,563
  13,500    Gulfstream Aerospace Corp.*            327,375
  18,000    Orbital Sciences Corp.*                310,500
  29,300    Thiokol Corp, DE                     1,311,175
  16,000    Tracor, Inc.*                          340,000
                                               -----------
                                                 4,838,550
                                               -----------
            AUTO & AUTO PARTS (0.6%)
   7,600    Donaldson, Inc.                        254,600
   9,820    Garphyttan Industrier (Swedish
            Krona)                                 127,999
   5,000    Meiwa Industry Co. (Japanese
            Yen)                                    23,347
  30,000    Miller Industries, Inc.*               600,000
  20,900    Trinity Holdings ORD (British
            Pounds)                                100,870
                                               -----------
                                                 1,106,816
                                               -----------
            BANK/SAVINGS & LOAN (4.0%)
   6,000    Banco Latinoamericano de Export
            SA Class E                             304,500
   7,300    Bancorp of Hawaii, Inc.                306,600
   2,000    Bank of Iwate (Japanese Yen)           101,146
  37,700    Bank United Corp.                    1,008,475
   1,785    Charter One Financial, Inc.             74,970
  29,000    Cullen Frost Bankers, Inc.             964,250
   9,600    First Commerce Corp.                   373,200
   9,500    First Security Corp. DE                320,625
  44,600    Glendale Federal Bank Fed.
            Savings Commission*                  1,036,950
 144,000    International Bank of Asia (Hong
            Kong Dollars)                           95,877
  20,000    Reliance Bancorp, Inc.                 390,000
  13,000    St. Paul Bancorp, Inc.                 381,875
  10,000    TCF Financial Corp.                    435,000
  17,000    Texas Regal Bancshares Class A         578,000
  19,000    Tokushima Bank ORD (Japanese
            Yen)                                   150,599
  10,400    Webster Financial Corp.                382,200
   5,500    Zagrebacka Banka GDR*                  106,739
   1,700    Zions Bancorporation                   176,800
                                               -----------
                                                 7,187,806
                                               -----------
            BASIC MATERIALS (0.2%)
   3,000    Denkyosha Co. (Japanese Yen)            20,729
     410    Compagnie of Fives-Lille (French
            Francs)                                 38,644
  62,500    Futuris Corp. (Australian
            Dollars)                                85,385

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BASIC MATERIALS (CONTINUED)
  30,000    Harrisons Crosfield (British
            Pounds)                           $     67,773
  25,000    Herald Resources (Australian
            Dollars)                                18,467
   2,000    Nihon Decoluxe (Japanese Yen)           24,640
     400    Reesink & Co. CVA (Netherland
            Guilders)                               32,607
   4,000    Uehara Sei Shoji (Japanese Yen)         20,987
                                               -----------
                                                   309,232
                                               -----------
            BUILDING MATERIALS (0.7%)
  60,000    AMEC PLC (British Pounds)               94,472
   7,000    BE Semiconductor Industries
            (Netherland Guilders)*                  89,842
   5,820    Catena (Swedish Krona)                  73,304
     863    Deceuninck Plastics Industries
            SA (Belgian Francs)                    148,885
  20,000    Dylex Ltd. (Canadian Dollars)*          53,699
  39,000    Hardie (James) Industries
            (Australian Dollars)                   122,669
  24,470    Keller Group ORD (British
            Pounds)                                 76,430
   8,900    Lindab AB Class B (Swedish
            Krona)                                 110,142
   7,000    Max Co. (Japanese Yen)                 116,998
   8,000    Nissei Build Kogyo (Japanese
            Yen)                                    58,585
   4,000    P S Corp. (Japanese Yen)                66,856
   5,000    TOC (Japanese Yen)                      44,370
   3,000    Toyo Exterior Co. Ltd. (Japanese
            Yen)                                    44,456
  22,500    Unicem SPA (Italian Lira)*             146,498
                                               -----------
                                                 1,247,206
                                               -----------
            BUSINESS SERVICES (2.9%)
  14,500    ADT, Ltd.*                             331,688
  12,000    American Management Systems,
            Inc.*                                  294,000
   1,200    Assystem (French Francs)                91,407
  13,000    BISYS Group, Inc.*                     481,813
  10,500    CDI Corp.*                             297,938
   5,900    Catalina Marketing Corp.*              325,238
   6,300    Chodai Co. (Japanese Yen)              154,148
  34,900    Christies International PLC
            (British Pounds)                       138,573
   1,000    Content Beheer (Netherland
            Guilders)                               38,157
   4,200    Dainippon Shigyo (Japanese Yen)         26,777
  10,000    Daiseki Co. (Japanese Yen)             237,787
   7,400    Daisytek International Corp.*          303,400
   8,000    Decisionone Holdings Corp.*            132,000
   5,000    Iberica of Autopistas SA
            (Spanish Pesetas)                      106,669
   7,000    Kanto Biomedical Laboratory
            (Japanese Yen)                         108,555
  25,300    Leigh Interest (British Pounds)         46,764

 2              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BUSINESS SERVICES (CONTINUED)
  12,000    Meitec (Japanese Yen)             $    228,483
  11,400    Outdoor Systems, Inc.*                 320,625
   4,410    Prosegur Comp Seguredad (Spanish
            Pesetas)                                40,684
   9,700    Quick Response Services, Inc.*         276,450
  40,100    RCO Holdings (British Pounds)          150,984
  35,000    Ricardo Group (British Pounds)          67,089
  22,000    Sitel Corp.                            310,750
  60,130    Shanks & McEwan Group (British
            Pounds)                                135,840
  10,300    Universal Outdoor Holdings, Inc.       242,050
   7,500    WPP Group PLC ADR*                     322,031
                                               -----------
                                                 5,209,900
                                               -----------
            CHEMICAL & FERTILIZER (1.4%)
  27,170    Amberley Group (British Pounds)         44,175
     350    Andreae Noris Zahn (German
            Marks)                                 129,453
  12,000    BTP PLC (British Pounds)                62,844
   3,000    Borsodchem GDR                          75,162
     240    Cheminova (Danish Krone)                63,876
   6,349    Delta & Pine Land Co.                  203,168
  56,200    Giovanni Crespi (Italian Lira)         202,180
      40    Gurit - Heberlein AG Bearer
            (Swiss Francs)                          79,839
   3,000    Kaigen (Japanese Yen)                   22,486
  27,100    Lawter International, Inc.             342,138
  22,000    Lilly Industries, Inc.                 401,500
   3,000    Maezawa Kaisei Industries
            (Japanese Yen)                          84,001
  10,300    McWhorter Technologies, Inc.*          235,613
  25,500    Nylex (Malaysian Ringgit)               57,553
  10,000    Osaka Organic Chemical (Japanese
            Yen)                                   120,617
     100    Siegfried AG (Swiss Francs)             93,022
  60,000    Snia BPD SPA (Italian Lira)             61,953
   5,000    Teikoku Hormone (Japanese Yen)          56,001
     290    Tessenderlo Chemical (Belgian
            Francs)                                124,392
   4,000    Tsurumi Soda Co. (Japanese Yen)         20,677
   3,000    Werner Soderstom Class B
            (Finnish Marks)                         74,853
                                               -----------
                                                 2,555,503
                                               -----------
            COMMERCIAL SERVICES (1.9%)
  14,000    Amresco, Inc.*                         374,500
  14,060    Accustaff, Inc.*                       297,018
  12,000    Corestaff, Inc.*                       284,250
  14,000    Danka Business Systems PLC ADR         495,250
   8,900    Memco Software Ltd.*                   156,862
   9,000    Metris Companies, Inc.*                216,000
  17,000    Robert Half International, Inc.*       584,375
  15,000    Romac International*                   330,000
  15,000    SOS Staffing Services, Inc.*           157,500

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMERCIAL SERVICES (CONTINUED)
  11,000    Source Services Corp.*            $    199,375
   9,600    Sungard Data Systems, Inc.*            379,200
                                               -----------
                                                 3,474,330
                                               -----------
            COMMUNICATIONS & MEDIA (1.7%)
      70    Affichage Genuss (Swiss Francs)         29,873
     420    Bantex (Danish Krone)                   26,344
  35,000    Blagden Industries ORD (British
            Pounds)                                129,984
   2,000    Broadcasting System of Niigata
            (Japanese Yen)                          19,988
   3,700    Central Newspapers, Inc.               162,800
  13,900    Central European Media
            Enterprises Ltd.*                      441,325
  25,700    Chancellor Broadcasting Corp.
            Class A*                               610,375
  26,150    Harte-Hanks Communications, Inc.       725,662
   7,000    Independent Newspaper (New
            Zealand Dollars)                        35,116
   6,300    Metro Networks, Inc.*                  159,075
     105    Orell Fuessli Graph (Swiss
            Francs)                                 86,021
   2,500    Schibsted A/S (Norwegian Krone)         46,004
  10,000    Snyder Communications, Inc.*           270,000
   1,100    UBI Soft Entertainment (French
            Francs)                                 75,115
   4,000    Univision Communications, Inc.*        148,000
   1,620    Wegener NV (Netherland Guilders)       150,040
                                               -----------
                                                 3,115,722
                                               -----------
            COMPUTER EQUIPMENT (1.5%)
  48,600    Auspex Systems, Inc.*                  564,975
  40,200    Borland International, Inc.*           218,587
  12,100    Casino Data Systems*                    83,188
  10,500    Citrix Systems, Inc.*                  410,156
  18,500    D H Technology, Inc.*                  444,000
  11,000    Fusion Systems Corp.*                  233,750
   9,100    National Instruments Corp.*            291,200
   2,000    Network Appliance, Inc.                101,750
  29,100    Peak Technologies Group*               349,200
                                               -----------
                                                 2,696,806
                                               -----------
            COMPUTER SERVICES (1.2%)
  13,000    Computer Data Systems, Inc.*           393,250
  11,400    Computer Horizons                      438,900
  14,300    Keane, Inc.                            454,025
  15,000    National Techteam, Inc.*               300,000
  14,100    Sykes Enterprises*                     528,750
                                               -----------
                                                 2,114,925
                                               -----------
            COMPUTER SOFTWARE (2.2%)
  15,200    BMC Software, Inc.*                    628,900
  10,500    Baan Co. NV*                           364,875
   6,000    CBT Group PLC ADR*                     325,500

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMPUTER SOFTWARE (CONTINUED)
   8,000    Clarify, Inc.*                    $    384,000
  10,600    Mcafee Associates*                     466,400
  18,000    Puma Technology, Inc.*                 310,500
  12,000    Pure Atria Corp.*                      297,000
  10,200    Rational Software Corp.*               403,538
   7,000    Scopus Technology, Inc.*               325,500
   7,000    Visio Corp.*                           346,500
   4,000    Wind River Systems*                    189,500
                                               -----------
                                                 4,042,213
                                               -----------
            CONGLOMERATES (2.7%)
   1,000    Aeon Credit Service (Japanese
            Yen)                                    62,032
  10,040    Ark ASA (Norwegian Krone)               70,756
     800    Azkoyen SA (Spanish Pesetas)            98,282
   6,000    Banco De Valencia (Spanish
            Pesetas)                               116,933
  41,571    Breakwater Resources (Canadian
            Dollars)*                               79,160
  22,000    Bunka Shutter Co. Ltd. (Japanese
            Yen)                                   125,097
   4,400    CTI Engineering (Japanese Yen)          92,875
     500    Cewe Color Holdings (German
            Marks)                                 113,555
   2,000    Co-Cos Nobuoka Co. (Japanese
            Yen)                                    22,400
  37,920    Crest Packaging PLC (British
            Pounds)                                 53,216
      20    Daetwyler Holding (Swiss Francs)        32,323
      60    Disetronic Holding (Swiss
            Francs)*                               132,271
  31,000    Elec & Eltek International Co.
            Ltd. (Singapore Dollars)               117,800
   1,400    Esselte AB (Swedish Krona)              30,961
   1,800    Euro D'Extincteurs (French
            Francs)                                111,489
   6,800    Fag Kugelfischer (German Marks)         92,440
  31,310    Frontline (Swedish Krona)*             108,219
   3,000    Fujix Ltd. (Japanese Yen)               23,546
     830    GTI Holding (Netherland
            Guilders)                              104,848
     380    Galencia Holding AG (Swiss
            Francs)                                135,280
   5,700    Gerresheimer Glas AG ORD (German
            Marks)                                 123,905
 160,000    Goodwill Investment Holding
            (Hong Kong Dollars)                     69,813
     130    Huber Suhner AG (Swiss Francs)         130,707
   1,200    Huhtamaki OY (Finnish Marks)            55,717
   4,000    Industria Macchine Automatic
            (Italian Lira)                          15,653
     140    Jamo A/S (Danish Krone)*                10,917
     740    Jyske Bank (Danish Krone)               55,573
     630    Kansas Erhvervbeklaed Odense A/S
            (Danish Krone)                          44,322
  11,000    Low and Bonar ORD (British
            Pounds)                                 76,622

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONGLOMERATES (CONTINUED)
  50,700    McPhersons Ltd. (Australian
            Dollars)*                         $    140,945
   3,000    Morito Co. (Japanese Yen)               24,787
   3,000    Nokian Tyres Ltd. (Finnish
            Marks)                                  65,090
   2,200    Oyo Corp. (Japanese Yen)                95,339
  30,000    Perseverence Corp. (Australian
            Dollars)                                19,301
     230    Phoenix Meccano (Swiss Francs)         119,908
  10,000    Premdor, Inc. (Canadian
            Dollars)*                               94,119
   1,000    Puleva Union (Spanish Pesetas)*         21,526
     260    Saurer AG Arbon (Swiss Francs)         112,311
  52,000    Savage Resources (Australian
            Dollars)                                56,998
  12,000    Scandia Consult AB (Swedish
            Krona)                                  82,601
   4,120    Scandinavian Mobility
            International (Danish Krone)*           67,748
   4,000    Shaw Industries Ltd. Class A
            (Canadian Dollars)                      80,840
   8,000    Shinki Comp. Ltd. (Japanese Yen)       184,716
      65    Sig Schw Sirx (Swiss Francs)           164,110
   2,310    Sol Melia SA (Spanish Pesetas)*         82,579
   1,280    Synthelabo (French Francs)             138,127
   6,000    Takara Standard Co. (Japanese
            Yen)                                    49,884
      60    Tecan (Swiss Francs)*                   84,233
  26,000    Tecnost SPA (Italian Lira)              69,766
   7,350    Toolex Alpha NV (Netherland
            Guilders)*                              76,487
   4,000    Tsutsumi Jewelry Co. (Japanese
            Yen)                                    98,906
   2,000    Van Ommeren (KON) CVA
            (Netherland Guilders)                   90,189
  38,000    Varitronix International (Hong
            Kong Dollars)                           68,779
   2,250    Vidrala PTA (Spanish Pesetas)          155,333
  33,400    Weir Group (British Pounds)            148,622
  12,300    Westburne, Inc. (Canadian
            Dollars)*                              110,382
                                               -----------
                                                 4,810,338
                                               -----------
            CONSTRUCTION & HOUSING (1.8%)
   2,400    Alinco (Japanese Yen)                   21,091
     350    Bien-Haus AG (German Marks)             93,115
  58,000    Bryant Group (British Pounds)          134,999
  20,400    Coachmen Industries, Inc.              578,850
     200    Dyckerhoff & Widmann (German
            Marks)                                  28,421
   7,000    Gleeson (MJ) ORD (British
            Pounds)                                101,831
  79,600    Heiton Holdings PLC (Irish
            Punts)                                 129,343
     400    Hollandsche Beton (Netherland
            Guilders)                               82,766
     950    IHC Caland (Netherland Guilders)        54,209
   5,000    Japan Airport Terminal Co.
            (Japanese Yen)                          61,170

 4              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSTRUCTION & HOUSING (CONTINUED)
  10,000    Matsuo Bridge (Japanese Yen)      $     44,801
  69,930    McCarthy & Stone (British
            Pounds)                                113,698
   8,000    Nippon Denwa Shisetsu (Japanese
            Yen)                                    73,749
  15,000    Nissei Industries (Japanese Yen)       107,263
  13,500    Oakwood Homes Corp.                    308,813
  16,000    SXL Corp. (Japanese Yen)               114,414
   1,600    Svedala Industries (Swedish
            Krona)                                  27,065
   3,000    Tanabe Industries (Japanese Yen)        28,431
  18,100    Texas Industries, Inc.                 916,312
  39,150    Wilson (Connolly) (British
            Pounds)                                111,560
  14,600    Wilson Bowden (British Pounds)         117,939
                                               -----------
                                                 3,249,840
                                               -----------
            CONSUMER GOODS & SERVICES (3.7%)
  12,000    Alberto Culver Co. Class A             495,000
  19,500    Arbor Drugs, Inc.                      338,812
  10,000    Bush Industries Class A                192,500
   4,400    Chofu Seisakusho (Japanese Yen)         82,640
  14,200    Devry, Inc.*                           333,700
   3,000    Enix Corp. (Japanese Yen)               67,718
  34,000    Fisher Paykel Industries (New
            Zealand Dollars)                       133,329
  11,000    Fuji Denki Reinki ORD (Japanese
            Yen)                                   103,300
  19,000    Helen of Troy*                         418,000
  14,500    ITT Educational Services, Inc.*        335,312
   2,640    Leica Camera (German Marks)*            82,227
  15,000    Osmonics, Inc.*                        330,000
   8,000    Rinnai (Japanese Yen)                  160,593
   1,000    Sangetsu Co. (Japanese Yen)             20,849
  16,000    Sola International*                    608,000
  12,500    TCA Cable TV, Inc.                     376,562
  12,000    USA Detergents, Inc.*                  499,500
  12,500    Warnaco Group Class A                  370,312
  18,000    Watts Industries, Inc                  429,750
  12,500    Westpoint Stevens, Inc.*               373,438
  16,500    Westwood One, Inc.*                    274,313
  10,500    Wolverine World Wide, Inc.             304,500
  14,500    York Group, Inc.                       282,750
                                               -----------
                                                 6,613,105
                                               -----------
            CONTAINERS (0.6%)
  13,000    Alltrista Corp.*                       334,750
   6,900    Aptargroup, Inc.                       243,225
  11,200    Libbey, Inc.                           312,200
  13,800    Sealright Co., Inc.                    144,900
                                               -----------
                                                 1,035,075
                                               -----------
            DATA PROCESSING & REPRODUCTION (0.4%)
   9,120    Array Printers AB Class B*
            (Swedish Krona)                         86,819
   4,600    Enator AB (Swedish Krona)*             117,560
   7,200    Frontec AB (Swedish Krona)*            124,429

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            DATA PROCESSING & REPRODUCTION (CONTINUED)
   1,900    Hummingbird Communications, Inc.
            (Canadian Dollars)*               $     54,757
   9,000    Intec, Inc. (Japanese Yen)             126,389
   1,460    Tietithededas OY Class B
            (Finnish Marks)                        123,193
   1,500    WM-Data AB Class B (Swedish
            Krona)                                 129,613
                                               -----------
                                                   762,760
                                               -----------
            ELECTRICAL EQUIPMENT (0.6%)
   7,000    Chicago Miniature Lamp, Inc.*          290,500
  16,100    Continental Circuits Corp.*            173,075
  14,550    Holophane Corp.*                       276,450
  20,700    Nu Horizons Electronics Corp.*         164,306
   5,000    Seiwa Electric Manufacturing Co.
            (Japanese Yen)                          59,447
   7,100    Teradyne, Inc.*                        173,063
                                               -----------
                                                 1,136,841
                                               -----------
            ELECTRONICS (4.3%)
   1,750    Allgon AB (Swedish Krona)               42,161
     270    Batenburg Beheer (Netherland
            Guilders)                               39,024
  20,500    Black Box Corp. DE*                    845,625
 436,000    Champion Technology (Hong Kong
            Dollars)                                82,861
   5,150    Chemring Group PLC ORD (British
            Pounds)                                 24,855
     300    Cubic Modulsystem Class B
            (Danish Krone)                          24,411
   1,550    Eff Eff Fritz Fuss Gmbh & Co.
            (German Marks)                          64,872
   1,500    Electricas Reunidas de Zaragoza
            SA (Spanish Pesetas)                    59,965
     400    Eriks Holdings NV (Netherland
            Guilders)                               34,572
   5,000    Geomatec Co. (Japanese Yen)            128,802
  17,850    Glenayre Technologies, Inc.*           384,891
  11,000    Iwatsu Electric (Japanese Yen)          41,604
   4,000    Jostac (Japanese Yen)                   44,111
  18,000    Jeol (Japanese Yen)*                   104,678
  15,000    KLA Instruments Corp.*                 532,500
  15,200    Kent Electronics*                      391,400
  14,200    Macro 4 PLC (British Pounds)           117,868
  14,400    Marshall Industries*                   441,000
  14,400    Methode Electronics, Inc. Class
            A                                      291,600
   6,000    Nihon Dempa Kogyo (Japanese Yen)        97,183
   6,800    Nitto Electric Works (Japanese
            Yen)                                   114,827
  28,300    Pioneer Standard Electronics,
            Inc.                                   371,438
     980    Radiall (French Francs)                 92,558
   2,000    Riso Kagaku Corp. (Japanese Yen)       128,198
   3,000    Ryoyo Electric (Japanese Yen)           54,278
   8,100    SCI Systems, Inc.*                     361,463

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            ELECTRONICS (CONTINUED)
   1,600    Saes Getters SPA (Italian Lira)   $     24,729
  45,100    Sanderson Electronic PLC
            (British Pounds)                       114,236
   4,500    Securitas AB (Swedish Krona)           130,822
  15,900    Synopsys, Inc.*                        735,375
 786,000    Techtronic (Hong Kong Dollars)         116,860
  29,000    Tencor Instruments*                    764,875
     910    Twentsche Kabel Holdings
            (Netherland Guilders)                   47,349
   8,000    Uniphase Corp.*                        420,000
  62,000    Venture Manufacturing (Singapore
            Dollars)                               154,246
   1,500    Vossloh (German Marks)                  53,533
   8,000    Xilinx, Inc.*                          294,500
                                               -----------
                                                 7,773,270
                                               -----------
            ELECTRONICS-SEMICONDUCTOR (4.6%)
   6,300    ASM Lithography Holding NV*            313,819
   5,000    Actel Corp.                            118,750
   8,200    Altera Corp.*                          596,037
  32,800    Dallas Semiconductor Corp.             754,400
   8,000    Dupont Photomasks, Inc.*               363,000
  12,200    FSI International, Inc.*               183,000
  21,100    Maxim Integrated Products, Inc.*       912,575
  16,700    Microchip Technology, Inc.*            849,612
  19,000    Novellus Systems, Inc.*              1,029,563
  15,000    Sanmina Corp.*                         847,500
  46,000    Sierra Semiconductor Corp.*            690,000
  14,000    Sipex Corp.*                           451,500
  25,000    Vitesse Semiconductor Corp.*         1,137,500
                                               -----------
                                                 8,247,256
                                               -----------
            ENVIRONMENTAL SERVICES (0.5%)
  38,500    Allied Waste Industries, Inc.*         356,125
  18,000    USA Waste Services, Inc.*              573,750
                                               -----------
                                                   929,875
                                               -----------
            FINANCIAL SERVICES (5.1%)
   9,000    Aames Financial Corp.                  322,875
  22,000    Amerin Corp.*                          566,500
   3,000    Cap Volmac Group (Netherland
            Guilders)                               87,067
  10,000    Capital RE Corp.                       466,250
  12,000    Capmac Holdings, Inc.                  397,500
  15,200    City National Corp.                    328,700
  25,000    D&N Financial Corp.*                   418,750
  11,000    Enhance Financial Services Group       401,500
   8,500    Executive Risk, Inc.                   314,500
   8,000    First Financial Caribbean Corp.        222,000
  22,500    Hibernia Corp. Class A                 298,125
   7,000    Ichiyoshi Securities (Japanese
            Yen)                                    28,888
  10,000    Jameson Inns, Inc.                     132,500
  11,000    Liberty Corp. SC                       431,750
  40,000    Life USA Holding, Inc.*                480,000

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL SERVICES (CONTINUED)
  25,040    London Forfaiting Co. (British
            Pounds)                           $    128,564
  42,500    Moneygram Payment Systems, Inc.*       563,125
  10,000    Nac Re Corp.                           338,750
   4,650    OM Gruppen AB (Swedish Krona)          139,609
  12,000    Patriot American Hospitality,
            Inc.                                   517,500
   3,000    Promise Co. Ltd. (Japanese Yen)        147,325
  17,500    R & G Financial Corp.                  415,625
  22,900    Recordati SPA (Italian Lira)           167,175
     700    Shohkoh Fund (Japanese Yen)            151,977
   9,100    Starwood Lodging Trust                 501,638
  17,500    Terra Nova (Bermuda) Holdings          376,250
  24,000    Titan Holdings, Inc.                   396,000
  14,000    Transaction System Architects
            Class A*                               465,500
     870    Union Financiere-France Banque
            (French Francs)                         93,716
                                               -----------
                                                 9,299,659
                                               -----------
            FOOD & BEVERAGE (0.8%)
   3,000    B-R 31 Ice Cream (Japanese Yen)         26,622
   8,000    Bush Boake Allen, Inc.*                213,000
  48,400    Email ORD Ltd. (Australian
            Dollars)                               156,464
   8,000    Hokkaido Coca-Cola Bottling
            (Japanese Yen)                          98,561
  71,400    Illovo Sugar Ltd. (South African
            Rand)                                  129,751
  40,100    La Doria SPA (Italian Lira)            155,600
   2,520    Louis Dreifus Citrus (French
            Francs)                                 82,405
  19,000    Marudai Food Co. (Japanese Yen)        101,327
     250    Nordstern Lebensmittel AG
            (German Marks)                          39,095
  19,000    Shoei Foods Corp. (Japanese Yen)       102,473
  20,000    Soken Co. Ltd. (Japanese Yen)           75,816
  48,000    Thorntons PLC (British Pounds)         166,764
   5,000    Yokohama Reito (Japanese Yen)           52,124
                                               -----------
                                                 1,400,002
                                               -----------
            FOREST PRODUCTS (0.3%)
   5,000    Hokuetsu Paper Mills (Japanese
            Yen)                                    28,905
   1,700    Mayr-Melnhof Karton (Austrian
            Schillings)*                            83,122
  23,800    Meyer International (British
            Pounds)                                147,452
   2,560    Miquel Y Costas (Spanish
            Pesetas)*                               84,235
  10,000    Munksjoe AB (Swedish Krona)            101,054
  29,000    Nippon Hi-Pack Co. (Japanese
            Yen)                                   169,897
                                               -----------
                                                   614,665
                                               -----------

 6              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FURNISHINGS & APPLIANCES (0.3%)
   5,300    Kimball International, Inc.
            Class B                           $    219,288
  10,400    Rival Co.                              258,700
                                               -----------
                                                   477,988
                                               -----------
            GOLDMINES (0.2%)
 150,000    Black Hawk Mining (Canadian
            Dollars)*                               71,126
  52,000    Deelkral Gold Mines (South
            African Rand)*                          36,131
   7,700    Free State Consold. Gold Mines
            Ltd. (South African Rand)               56,383
   8,200    Harmony Gold Mining (South
            African Rand)                           67,933
   4,000    Hullas Del Coto Cortes (Spanish
            Pesetas)                                78,724
                                               -----------
                                                   310,297
                                               -----------
            HEALTHCARE (5.2%)
  26,900    Adac Labs                              642,238
  15,000    Amerisource Health Corp. Class
            A*                                     723,750
   7,600    Amersham International (British
            Pounds)                                149,581
  12,000    Bio-Rad Labs Class A*                  360,000
   8,000    Biofermin Pharmaceuticals
            (Japanese Yen)                          74,438
   8,137    Block Drug, Inc. Class A               374,302
  26,000    Cardiac Pathways Corp.*                308,750
  20,000    Cohr, Inc.*                            540,000
  14,500    Corvel Corp.*                          420,500
   2,900    Elekta Class B (Swedish Krona)         102,995
  35,900    Esaote Biomedica SPA (Italian
            Lira)*                                 113,331
   2,000    Fesil ASA (Norwegian Krone)             25,841
  25,500    Healthsource, Inc.*                    334,688
  19,900    Incontrol, Inc.*                       159,200
  18,200    Kinetic Concepts, Inc.                 222,950
  77,200    Life Sciences International
            (British Pounds)                       116,269
   7,100    Lincare Holdings, Inc.*                291,100
  45,600    London International Group PLC
            (British Pounds)                       128,769
   5,950    Mayborn Group PLC ORD (British
            Pounds)                                 20,163
  25,000    Mentor Corp. Minnesota                 737,500
  20,000    Nacional De Drogas (Mexican
            Pesos)                                  59,705
  12,200    National Surgery Centers, Inc.*        463,600
  18,500    Nellcor Puritan Bennet, Inc.*          404,687
   1,100    Neurosearch (Danish Krone)*             48,970
  25,000    Nitinol Medical Technologies,
            Inc.*                                  312,500
  12,500    Occusystems, Inc.*                     337,500
   9,400    Parexel International Corp.*           485,275
  15,000    Physician Sales & Service, Inc.*       215,625
  15,000    Physio-Control International
            Corp.*                                 337,500
   8,000    SRL (Japanese Yen)                     121,306

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            HEALTHCARE (CONTINUED)
     290    Superfos (Danish Krone)           $     36,625
   8,700    Sybron International Corp.*            287,100
   8,000    Toa Medical Electronics
            (Japanese Yen)                         130,266
  18,000    VWR Scientific Products, Inc.*         301,500
                                               -----------
                                                 9,388,524
                                               -----------
            INDUSTRIAL MFG. & PROCESSING (0.2%)
  13,700    Waters Corp.*                          416,138
                                               -----------
            INDUSTRIAL MISC. (1.6%)
 156,000    ASM Pacific Technology (Hong
            Kong Dollars)                          121,010
  11,400    Apogee Enterprises                     453,150
  32,000    BMC Industries, Inc. Minnesota       1,008,000
  11,900    Brady WH Co.                           293,038
  48,600    Carraro SPA (Italian Lira)             223,742
     810    Ecia (French Francs)                   124,958
   9,000    Pentair, Inc.                          290,250
   1,485    Semperit AG Holdings (Austrian
            Schillings)                             73,979
     800    Sylea (French Francs)                   87,560
   1,000    Tenryu Saw Manufacturing Co.
            (Japanese Yen)                          19,643
   6,490    Varlen Corp.                           133,451
                                               -----------
                                                 2,828,781
                                               -----------
            INSURANCE (1.8%)
   9,000    CMAC Investment Corp.                  330,750
   7,000    Conseco, Inc.                          446,250
   1,100    E.W. Blanch Holdings Co.                22,138
  14,000    Everest Reinsurance Holdings,
            Inc.                                   402,500
   4,300    FBL Financial Group, Inc.              106,962
  10,000    Frontier Insurance Group               382,500
  22,000    Heath (C.E.) PLC (British
            Pounds)                                 32,004
  12,000    IBEX Technologies (Canadian
            Dollars)*                               49,904
  38,390    Lloyds Thomson PLC                     124,835
   9,100    MMI Companies, Inc.                    293,475
  31,000    New Cap Reinsurance Corp.
            (Australian Dollars)*                   71,406
  40,000    Presidential Life Corp.                482,500
  11,700    W.R. Berkley Corp.                     593,775
                                               -----------
                                                 3,338,999
                                               -----------
            LEISURE/ENTERTAINMENT (0.7%)
  13,000    First Capital Corp. (Singapore
            Dollars)                                39,219
   3,100    H I S Co. Ltd. (Japanese Yen)          149,565
     816    Infogrames Entertainment (French
            Francs)*                                94,177
  64,110    Kunick PLC (British Pounds)             28,528
  10,000    Premier Parks, Inc.*                   321,250
  14,000    Regal Cinemas, Inc.*                   430,500

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            LEISURE/ENTERTAINMENT (CONTINUED)
   7,000    Shingakukai Co. Ltd. (Japanese
            Yen)                              $     45,231
   6,000    VBH Holding AG (German Marks)          133,541
 110,000    Yue Yuen Industrial Holdings Co.
            (Hong Kong Dollars)                     41,953
                                               -----------
                                                 1,283,964
                                               -----------
            LODGING (1.0%)
  10,900    Doubletree Corp.*                      490,500
   6,000    Marcus Corp.                           127,500
  46,700    Prime Hospitality Corp.*               753,038
  18,000    Wyndham Hotel Corp.*                   443,250
                                               -----------
                                                 1,814,288
                                               -----------
            MACHINERY & CAPITAL GOODS (1.5%)
  12,100    Alamo Group, Inc.                      207,213
  10,000    Daiwa House Industry Co. Ltd.
            (Japanese Yen)                          79,176
  10,600    Dionex Corp.*                          371,000
   7,000    IDEX Corp.                             279,125
  11,000    Kaydon Corp.                           518,375
   7,500    Lincoln Electric Co. Class A           226,875
  13,600    Stewart & Stevenson Services,
            Inc.                                   396,100
  17,100    Wolverine Tube Co.*                    602,775
                                               -----------
                                                 2,680,639
                                               -----------
            MACHINERY & ENGINEERING (1.1%)
   6,000    Asahi Diamond Industrial
            (Japanese Yen)                          54,277
   6,090    Carclo Engineering Group ORD
            (British Pounds)                        21,366
   3,500    Cardo AB (Swedish Krona)                96,880
 122,000    Chen Hsong ORD (Hong Kong
            Dollars)                                74,131
     400    DMW Corp. (Japanese Yen)                21,022
   1,000    Duerr Beteiligungs AG (German
            Marks)                                  31,601
  18,000    FKI PLC (British Pounds)                62,536
   2,000    Glory (Japanese Yen)                    46,696
     550    Hoek's Machine (Netherland
            Guilders)                               52,148
   1,200    Hoganas AB (Swedish Krona)              42,004
   3,000    Koito Industries (Japanese Yen)         25,330
   1,500    KCI Konecranes International
            (Finnish Marks)*                        47,190
   6,400    Laird Group ORD (British Pounds)        43,484
     360    Le Carbone Lorraine (French
            Francs)                                 68,002
 114,000    MacMahon Holdings (Australian
            Dollars)                               101,414
     820    Manitou (French Francs)                 89,907
  11,700    McKechnie ORD (British Pounds)         110,632
  11,000    Nippon Cable System (Japanese
            Yen)                                    97,614

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & ENGINEERING (CONTINUED)
  10,000    Odawara Engineering (Japanese
            Yen)                              $    104,247
   5,600    Oiles Corp. (Japanese Yen)             167,899
   7,000    Ricoh Elemex (Japanese Yen)             97,700
  31,000    Scapa Group (British Pounds)           130,250
  96,200    Senior Engineering Group
            (British Pounds)                       177,813
   7,000    Siddons Ramset (Australian
            Dollars)                                37,252
  20,000    Sodick (Japanese Yen)*                 165,417
     600    Va Technologie AG (Austrian
            Schillings)                             94,073
                                               -----------
                                                 2,060,885
                                               -----------
            MATERIALS & PROCESSING (2.6%)
  15,000    Applied Extrusion Technologies,
            Inc.*                                  157,500
  22,000    CFC International, Inc.*               247,500
  11,000    Cambrex Corp.                          360,250
  25,000    Chirex, Inc.*                          300,000
  22,000    Crompton & Knowles Corp.*              423,500
  10,500    Culligan Water Technologies,
            Inc.*                                  425,250
  19,500    Geon Corp.                             382,688
  20,000    Hexcel Corp.*                          325,000
  35,000    International Specialty
            Products, Inc.*                        428,750
  14,800    OM Group, Inc.                         399,600
  22,000    Rock-Tenn Co. Class A                  434,500
  55,000    Strategic Distribution, Inc.*          433,125
  25,000    Synthetic Industries*                  406,250
                                               -----------
                                                 4,723,913
                                               -----------
            METALS/MINING (0.2%)
  14,500    Pittston Brink's Group                 391,500
                                               -----------
            METAL PRODUCT & FABRICATION (0.7%)
  13,600    Cook (William) PLC ORD (British
            Pounds)                                 82,629
  30,000    Croesus Mining (Australian
            Dollars)                                19,539
  13,860    Falck Acciaierie Ferriere Lomb
            (Italian Lira)                          55,376
  11,000    Itoki Crebio Corp. (Japanese
            Yen)                                    73,163
  15,000    Oregon Metallurgical Corp.*            483,750
   3,000    Osaka Steel Co. Ltd. (Japanese
            Yen)                                    40,062
  69,600    Portman Mining Ltd. (Australian
            Dollars)                               130,465
   4,800    Titanium Metals Corp.*                 157,800
  62,580    Tubacex SA (Spanish Pesetas)           106,325
   2,200    Von Roll (Swiss Francs)*                37,522
                                               -----------
                                                 1,186,631
                                               -----------

 8              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            OFFICE EQUIPMENT (0.4%)
   9,000    Miller (Herman), Inc.*            $    509,625
  10,700    Viking Office Products, Inc.*          285,556
                                               -----------
                                                   795,181
                                               -----------
            OIL & GAS/ENERGY (9.6%)
  16,414    Avgold Ltd. (South African
            Rand)*                                  38,601
   6,700    Barrett Resources Corp.*               285,587
   1,300    Blom ASA (Norwegian Krone)              36,545
  14,900    Brown (Tom), Inc.*                     311,037
   4,000    Cairn Energy USA, Inc.*                 40,000
   7,000    Caltex Australia Ltd.
            (Australian Dollars)                    25,798
   6,500    Camco International, Inc.              299,812
  13,800    Chieftain International, Inc.*         358,800
   4,400    Cliffs Drilling Co.*                   278,300
   7,000    Cooper Cameron Corp.*                  535,500
  22,500    Dailey Petroleum Services, Inc.*       236,250
  24,700    Dawson Production Services,
            Inc.*                                  382,850
  14,300    Dreco Energy Service Ltd. Class
            A*                                     523,738
  11,500    Drilex International, Inc.*            138,000
   7,000    Energy Ventures, Inc.*                 356,125
   4,000    Ensco International, Inc.*             194,000
  11,900    Falcon Drilling, Inc.*                 467,075
  19,000    Flores & Rucks, Inc.*                1,011,750
   7,600    Forcenergy, Inc.*                      275,500
  43,000    Global Industries, Ltd.*               800,875
   7,600    Global Marine, Inc.*                   156,750
  52,500    Gulf Canada Resources Ltd. ORD*        387,188
   5,000    Lukoil Holdings ADR                    224,626
  16,500    Marine Drilling Companies, Inc.*       324,844
   6,300    Mosenergo ADR 144A**                   190,890
  59,200    Nabors Industries, Inc.*             1,139,600
  12,700    National-Oilwell, Inc.*                390,525
   5,000    Noble Affiliates, Inc.                 239,375
  12,500    Nuevo Energy Co.*                      650,000
  28,300    Oceaneering International, Inc.*       449,263
  23,200    Offshore Logistics, Inc.*              449,500
  14,800    Petroleum Geo Services ADR*            577,200
  64,400    Pride Petroleum Services, Inc.*      1,497,300
  16,100    Production Operators Corp.             748,650
  10,000    Saipem (Italian Lira)                   45,906
  12,000    Seitel, Inc.*                          480,000
  15,900    Smith International, Inc.*             713,513
  12,000    Stone Energy Corp.*                    358,500
  42,400    Texas Meridian Resources Corp.*        726,100
  55,200    Titan Exploration, Inc.*               662,400
  15,000    Tuboscope Vetco International
            Corp.*                                 232,500
   5,000    Veritas DGC, Inc.                       92,500
                                               -----------
                                                17,333,273
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            PHARMACEUTICALS (1.0%)
   5,500    Agouron Pharmaceuticals, Inc.*    $    372,625
  11,000    Dura Pharmaceuticals, Inc.*            525,250
  11,100    Gilead Sciences, Inc.*                 277,500
  14,800    Ligand Pharmaceuticals, Inc.
            Class B*                               220,150
  18,000    Regeneron Pharmaceuticals, Inc.*       290,250
   6,200    United Drug (Irish Punts)               34,106
  16,000    Yoshitomi Pharmaceutical
            Industries (Japanese Yen)              126,544
                                               -----------
                                                 1,846,425
                                               -----------
            PRODUCER DURABLES (1.8%)
  48,000    Accent Color Sciences, Inc.*           408,000
  20,000    Allied Products Corp. DE               595,000
  20,000    Avondale Industries, Inc.*             430,000
  40,000    Aztec Manufacturing Co.*               335,000
  21,000    Halter Marine Group, Inc.*             288,750
  23,000    Rohr, Inc.*                            520,375
  24,000    Special Devices, Inc.*                 426,000
  24,500    Titan Wheel International, Inc.        312,375
                                               -----------
                                                 3,315,500
                                               -----------
            PUBLISHING (0.5%)
   7,100    Houghton Mifflin Co.                   402,037
   9,333    Pulitzer Publishing Co.                432,818
                                               -----------
                                                   834,855
                                               -----------
            REAL ESTATE (0.6%)
  13,600    Bradford Property Trust PLC ORD
            (British Pounds)                        61,681
  18,000    Cesar Co. (Japanese Yen)                93,823
 100,000    Grand Hotel Holdings Class A
            (Hong Kong Dollars)                     42,017
  39,200    Great Portland Estates (British
            Pounds)                                140,886
  18,600    NHP, Inc.*                             288,300
  44,820    Regalian Properties New ORD
            (British Pounds)***                     24,930
 235,940    Regalian Properties (British
            Pounds)                                135,273
  99,000    TBI PLC (British Pounds)               127,075
  14,500    United Dominion Realty Trust           224,750
                                               -----------
                                                 1,138,735
                                               -----------
            RESTAURANTS (0.6%)
   5,000    Boston Chicken, Inc.*                  179,375
  25,000    PJ America, Inc.*                      450,000
  14,300    Planet Hollywood International,
            Inc. Class A*                          282,425
   5,400    Starbucks Corp.*                       154,575
                                               -----------
                                                 1,066,375
                                               -----------

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RETAIL STORES (2.5%)
  14,400    99 Cents Only Stores*             $    235,800
  13,600    Borders Group, Inc.*                   487,900
 165,000    Budgens PLC (British Pounds)           124,251
  11,250    Consolidated Products Co.*             144,844
   7,875    Consolidated Stores Corp.*             253,969
   2,000    Daiichi Corp. (Japanese Yen)            40,320
   3,000    Dennys Japan Co. Ltd. (Japanese
            Yen)                                    91,497
  12,000    Dollar Tree Stores, Inc.*              459,000
   6,300    Fast Retailing Co. (Japanese
            Yen)                                   161,204
   5,100    Groupe Zannier (French Francs)         114,975
   4,000    Jeans Mate Corp. (Japanese Yen)        103,386
  12,000    Just For Feet, Inc.                    315,000
   5,200    Kohls Corp.*                           204,100
   6,000    Matsuyadenki Co. (Japanese Yen)         56,345
  11,550    Monro Muffler Brake, Inc.*             187,688
  10,600    Payless Shoesource, Inc.*              397,500
  15,200    Petsmart, Inc.*                        332,500
  13,000    Schultz Sav-o Stores, Inc.             182,000
  12,000    Stage Stores, Inc.*                    219,000
  13,500    Steinmart, Inc.*                       273,375
  10,000    Wild Oats Markets, Inc.*               185,000
                                               -----------
                                                 4,569,654
                                               -----------
            RETAILING & DISTRIBUTORS (0.3%)
  37,200    ISA International PLC (British
            Pounds)                                151,525
  14,050    Richfood Holdings, Inc.                340,712
                                               -----------
                                                   492,237
                                               -----------
            TECHNOLOGY (2.4%)
   5,200    Analysis International Corp.           146,900
  22,700    CACI International, Inc. Class
            A*                                     476,700
  10,500    Inacom Corp.*                          420,000
  29,200    Reynolds & Reynolds Co. Class A        759,200
  40,000    Simulation Sciences, Inc.*             595,000
  18,000    VLSI Technology*                       429,750
  20,000    Vanstar Corp.*                         490,000
  10,000    Viasoft, Inc.*                         472,500
   7,000    Viisage Technology, Inc.*              101,500
  20,000    Xircom, Inc.*                          435,000
                                               -----------
                                                 4,326,550
                                               -----------
            TELECOMMUNICATIONS (0.4%)
   8,000    Brooks Fiber Properties, Inc.*         204,000
  12,500    Intermedia Communications of
            Florida, Inc.*                         321,875
   9,300    McLeod, Inc.*                          237,150
                                               -----------
                                                   763,025
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            TELECOMMUNICATION EQUIPMENT (1.2%)
   6,300    Advanced Fibre Communications*    $    350,440
   8,000    Aspect Telecommunications Corp.*       508,000
   5,000    Digital Microwave Corp.                139,375
  12,000    MFS Communications Co., Inc.*          654,000
  15,900    Paging Network, Inc.*                  242,475
   3,000    Tonichi Cable Ltd. (Japanese
            Yen)                                    25,071
  13,100    West Technologies Corp.                298,025
                                               -----------
                                                 2,217,386
                                               -----------
            TEXTILE/APPAREL (0.8%)
     420    Bazar de l'Hotel de Ville
            (French Francs)                         35,862
   1,000    Carli Gry International (Danish
            Krone)*                                 47,806
   2,000    Charle Co. (Japanese Yen)               22,400
     429    Devanlay SA (French Francs)             40,848
     100    Etienne Aigner AG (German Marks)        47,693
      36    Gerry Weber AG (German Marks)            1,425
  33,000    Gunze (Japanese Yen)                   170,871
   4,000    Isamu Paint Co., Ltd. (Japanese
            Yen)                                    24,123
  85,900    Just Jeans Holdings Ltd.
            (Australian Dollars)                   126,223
  11,600    Nautica Enterprises, Inc.*             292,900
   6,550    Pagnossin SPA (Italian Lira)            24,210
   3,000    Sotoh Co. Ltd. (Japanese Yen)           28,690
  11,200    St. John Knits, Inc.                   487,200
   9,000    Tokyo Style (Japanese Yen)             125,614
                                               -----------
                                                 1,475,865
                                               -----------
            TOBACCO & GROCERY (0.3%)
  16,100    First Brands Corp.                     456,837
  19,300    Hardys & Hanson PLC (British
            Pounds)                                 92,487
                                               -----------
                                                   549,324
                                               -----------
            TRANSPORTATION (0.6%)
 102,000    Aerodata Holdings (Australian
            Dollars)                                86,688
   4,540    Business Post PLC (British
            Pounds)                                 36,907
   6,000    FCC Co. Ltd. (Japanese Yen)            162,833
   5,000    Isewan Terminal Services
            (Japanese Yen)                          26,406
     200    Leonische Drahtwerke (German
            Marks)                                  60,606
  15,000    Midwest Express Holdings, Inc.*        540,000
   8,280    Tamro-Yhtyma OY (Finnish Marks)         55,152
   4,000    Tokyo Kisen (Japanese Yen)              24,123
                                               -----------
                                                   992,715
                                               -----------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            UTILITIES (0.3%)
  20,000    Calpine Corp.*                    $    400,000
  11,680    Grupo Duro-Felguer SA (Spanish
            Pesetas)                               118,978
   1,650    Nera ASA (Norwegian Krone)              71,320
                                               -----------
                                                   590,298
                                               -----------
            WHOLESALE & INTERNATIONAL TRADE (0.8%)
  51,000    Alexon Group ORD (British
            Pounds)                                154,493
   1,600    Bioblock Scientific (French
            Francs)                                104,642
  65,000    Burns Philip Co. (Australian
            Dollars)                               115,647
   1,280    But SA (French Francs)                  75,096
   4,000    Circle K Japan Co. (Japanese
            Yen)                                   172,310
     350    D'ieteren Trading (Belgian
            Francs)                                 72,062
   8,300    Dahl International (Swedish
            Krona)*                                174,436
  49,000    Dickson Concept International
            (Hong Kong Dollars)                    183,713
   4,000    Econosto (Netherland Guilders)          75,389
   8,200    Joyfull Co. (Japanese Yen)             115,155
   5,000    Marukyo Corp. (Japanese Yen)            65,909
  29,700    The Body Shop International
            (British Pounds)                       101,660
                                               -----------
                                                 1,410,512
                                               -----------
            TOTAL COMMON STOCK                 158,392,152
                                               -----------
            (cost $144,041,456)

            PREFERRED STOCK (0.2%)
            CONSTRUCTION & HOUSING (0.0%)
     250    Hans Einhell NV (German Marks)          32,444
                                               -----------
            FOOD & BEVERAGE (0.1%)
   1,800    Berentzen Gruppe AG (German
            Marks)                                  67,744
     250    WMF (Wuertt Metallw) AG (German
            Marks)                                  42,015
                                               -----------
                                                   109,759
                                               -----------
            TEXTILE & APPAREL (0.1%)
   2,556    Gerry Weber International AG
            (German Marks)                         104,489
                                               -----------
            TOTAL PREFERRED STOCK                  246,692
                                               -----------
            (cost $267,722)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RIGHTS (0.0%)
   6,200    United Drugs Rights (Irish
            Punts)                            $      3,147
                                               -----------
            (cost $2,762)

            WARRANTS (0.0%)
   3,000    Haw Par Brothers (Singapore
            Dollars)                                 2,981
                                               -----------
            (cost $3,341)














PRINCIPAL               ---------
                        ---------
            SHORT-TERM DEBT (3.9%)
$5,291,000  Merrill Lynch & Co., Inc.
            6.60%, due 01/02/97               $  5,288,968
1,830,000   J.P. Morgan & Co., Inc.
            5.35%, due 01/02/97                  1,829,297
                                              ------------
            TOTAL SHORT-TERM DEBT                7,118,265
                                              ------------
            (cost $7,119,758)

            U.S. GOVERNMENT OBLIGATIONS (1.5%)
2,796,000   U.S. Treasury Bills, 4.87%
            through 5.01%, due 01/09/97
            through 03/13/97                     2,773,164
                                              ------------
            (cost $2,772,648)

            REPURCHASE AGREEMENTS (9.4%)
14,212,000  Fifth Third Bank,
            5.00%, due 01/02/97,
            Collateralized by $14,448,000
            FHLMC Pool #G10452, 7.00%, due
            02/01/11, market value
            $14,497,672                         14,212,000
                                              ------------
2,831,000   Goldman Sachs,
            6.05% due 01/02/97,
            Collateralized by $2,720,000
            U.S. Treasury Note, 8.875%, due
            11/15/98, market value
            $2,890,000                           2,831,000
                                              ------------
            TOTAL REPURCHASE AGREEMENTS         17,043,000
                                              ------------
            (cost $17,043,000)
            TOTAL INVESTMENTS                 $185,579,401
                                              ============
            (cost $171,250,687)

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS

                                               Contract Value       Market Value
Currency Sold:                                    (U.S. $)            (U.S. $)         (Depreciation)       Delivery Date
--------------                                 --------------       ------------       --------------       -------------
French Francs                                     $217,436            $219,582             ($2,146)             1/2/97
Italian Lira                                        33,209              33,395                (186)             1/2/97
                                                  --------            --------              ------
  Total currency sold                             $250,645            $252,977             ($2,332)
                                                  ========            ========              ======
Payable for currency contracts sold                                                        ($2,332)
                                                                                            ======

                       SUMMARY OF INVESTMENTS BY CURRENCY

                                          % OF PORTFOLIO
United States Dollars                                84.64
Japanese Yen                                          4.55
British Pounds                                        2.72
Swedish Krona                                         1.00
French Francs                                         0.84
German Marks                                          0.72
Australian Dollars                                    0.71
Italian Lira                                          0.69
Swiss Francs                                          0.67
Spanish Pesetas                                       0.58
Netherland Guilders                                   0.57
Hong Kong Dollars                                     0.48

                                          % OF PORTFOLIO
Canadian Dollars                                      0.32
Danish Krone                                          0.23
Finnish Marks                                         0.23
Belgian Francs                                        0.19
South African Rand                                    0.18
Singapore Dollars                                     0.17
Austrian Schillings                                   0.14
Norwegian Krone                                       0.13
Irish Punts                                           0.09
New Zealand Dollars                                   0.09
Mexican Pesos                                         0.03
Malaysian Ringgit                                     0.03

------------------------------------------------------

  * Denotes a non-income producing security.

 ** Represents a security registered uner Rule 144-A, which limits the resale to certain qualified buyers.

*** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost of investments for Federal income tax purposes: $171,909,218.

The abbreviations in the above statement stand for the following:

   AB        Aktiebolag (Swedish stock company)
   ADR       American Depository Receipt
   AG        Aktiengesellschaft (West German stock company)
   A/S       Limited
   ASA       Limited
   CVA       Class A Convertible
   FHLMC     Federal Home Loan Mortgage Corporation
   GDR       Global Depository Receipt
   KON       Koninklijke
   NV        Naamloze Vennootschap (Dutch corporation)
   ORD       Ordinary Depository Receipt
   OY        Limited
   PLC       (British) Public Limited Company
   PTA       Pesetas
   SA        Societe Anonyme (French corporation)
   SA        Sociedad Anonima (Spanish corporation)
   SPA       Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 12              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             COMMON STOCK (94.3%)
             BROADCASTING (0.2%)
     1,980   TCI Satellite Entertainment,
             Inc.*                           $     19,552
     4,125   Tele-Communications Liberty
             Media Group A*                       117,820
    19,800   Tele-Communications, Inc.,
             Class A*                             258,638
                                              -----------
                                                  396,010
                                              -----------
             BUILDING (3.0%)
    66,800   Martin Marietta Materials,
             Inc.                               1,553,100
    39,100   Masco Corp.                        1,407,600
    24,100   Pulte Corp.                          741,075
    44,200   Vulcan Materials Company           2,690,675
                                              -----------
                                                6,392,450
                                              -----------
             CHEMICALS (12.1%)
    63,600   Georgia Gulf Corp.                 1,709,250
    26,100   Gelman Sciences, Inc.*               848,250
   245,400   Millipore Corp.                   10,153,425
    62,100   Morton International, Inc.         2,530,575
   107,400   OM Group, Inc.                     2,899,800
   157,300   Pall Corp.                         4,011,150
    43,610   Raychem Corp.                      3,494,251
                                              -----------
                                               25,646,701
                                              -----------
             COMPUTER EQUIPMENT (3.9%)
    54,300   International Business
             Machines                           8,199,300
                                              -----------
             CONGLOMERATES (5.3%)
   244,300   Corning, Inc.                     11,298,875
                                              -----------
             DRUGS (13.8%)
   244,900   Allergan, Inc.                     8,724,563
    19,400   American Home Products Corp.       1,137,325
    20,000   Pfizer, Inc.                       1,657,500
   141,100   Schering-Plough Corp.              9,136,225
   113,800   Warner-Lambert Company             8,535,000
                                              -----------
                                               29,190,613
                                              -----------
             ELECTRICAL EQUIPMENT (1.5%)
   103,400   Black & Decker Corp.               3,114,925
                                              -----------
             ELECTRONICS (1.6%)
    87,800   AMP, Inc.                          3,369,325
                                              -----------
             ENTERTAINMENT (1.4%)
    42,177   Walt Disney Company                2,936,574
                                              -----------
             FINANCIAL--BANKS (5.7%)
    10,000   Bancorp Hawaii, Inc.                 420,000
    10,000   Bank of NY Company, Inc.             337,500
    36,000   Barnett Banks, Inc.                1,480,500
    30,240   Charter One Financial, Inc.        1,270,080
     7,300   CoreStates Financial Corp.           378,687

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             FINANCIAL--BANKS (CONTINUED)
    55,100   Mellon Bank Corp.               $  3,912,100
    92,834   U.S. Bank Corp.                    4,171,728
                                              -----------
                                               11,970,595
                                              -----------
             FINANCIAL--INSURANCE (4.9%)
    62,600   Chubb Corp.                        3,364,750
   173,200   Horace Mann Educators Corp.        6,992,950
                                              -----------
                                               10,357,700
                                              -----------
             FINANCIAL--MISCELLANEOUS (3.4%)
   205,400   First USA, Inc.                    7,111,975
                                              -----------
             FOOD & BEVERAGE (11.3%)
    40,800   Anheuser-Busch Companies, Inc.     1,632,000
   273,500   Morningstar Group Inc.*            5,367,437
   253,500   PepsiCo, Inc.                      7,414,875
   108,333   Ralcorp Holdings, Inc.*            2,288,535
    97,600   Ralston-Ralston Purina Group       7,161,400
                                              -----------
                                               23,864,247
                                              -----------
             FURNITURE/HOME APPLIANCE (0.6%)
    61,500   Singer Co. N.V., The               1,376,063
                                              -----------
             HOSPITAL SUPPLY (4.2%)
    40,000   Nellcor Puritan*                     875,000
   187,400   St. Jude Medical*                  7,987,925
                                              -----------
                                                8,862,925
                                              -----------
             HOUSEHOLD--PRODUCTS (1.7%)
    55,400   Avon Products, Inc.                3,164,725
     5,600   Gillette Company                     435,400
                                              -----------
                                                3,600,125
                                              -----------
             MACHINERY & CAPITAL GOODS (0.1%)
    33,800   Johnstown America Industries,
             Inc.*                                147,875
                                              -----------
             OIL & GAS (6.2%)
    93,800   Texaco, Inc.                       9,204,125
    96,800   Unocal Corp.                       3,932,500
                                              -----------
                                               13,136,625
                                              -----------
             PAPER & FOREST PRODUCTS (0.4%)
    24,600   Bowater, Inc.                        925,575
                                              -----------
             PRINTING & PUBLISHING (9.1%)
    19,799   A.C. Nielsen Corp.                   299,460
   127,200   American Greetings Corp.
             Class A                            3,609,300
   274,400   Cognizant Corp.                    9,055,200
    59,400   Dun & Bradstreet Corp.             1,410,750
     3,900   Gannett Company, Inc.                292,012
    65,900   Gibson Greetings, Inc.*            1,293,287

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
             PRINTING & PUBLISHING (CONTINUED)
    27,100   Tribune Company                 $  2,137,513
     3,400   Washington Post Co. Class B        1,139,425
                                              -----------
                                               19,236,947
                                              -----------
             RETAIL (1.2%)
    20,000   Albertson's, Inc.                    712,500
    80,900   Wal-Mart Stores, Inc.              1,850,588
                                              -----------
                                                2,563,088
                                              -----------
             TELECOMMUNICATIONS (1.9%)
    12,000   Airtouch Communications, Inc.        303,000
   111,800   MCI Communications Corp.           3,654,463
                                              -----------
                                                3,957,463
                                              -----------
             TOYS (0.8%)
    61,835   Mattel, Inc.                       1,715,921
                                              -----------
             TOTAL COMMON STOCK               199,371,897
                                              -----------
             (cost $159,563,921)
---------
PRINCIPAL
---------
             CONVERTIBLE DEBT (0.3%)
             MACHINERY (0.3%)
$1,029,000   Consorcio G Grupo Dina, 8.00%,
             08/08/04 (cost $956,985)             649,556
                                              -----------
             COMMERCIAL PAPER (3.2%)
             BANKS (0.4%)
   827,000   Banc One Corp., 6.15%, due
             01/09/97                             825,678
                                              -----------
             BROKER--DEALERS (1.8%)
   604,000   Dean Witter Discover & Co.,
             5.32%, due 01/06/97                  603,334
 3,109,000   Goldman Sachs Group, 5.58%,
             due 01/07/97                       3,105,045
                                              -----------
                                                3,708,379
                                              -----------

------------------------------------------------------
PRINCIPAL               SECURITY                VALUE
------------------------------------------------------
             ELECTRIC UTILITIES (0.2%)
$  374,000   National Rural Utilities,
             5.31%, due 01/03/97             $    373,787
                                              -----------
             FINANCIAL--BANKS (0.8%)
 1,330,000   Bear Stearns Co., Inc., 5.55%,
             due 01/06/97                       1,328,534
   418,000   Merrill Lynch & Co., 5.62%,
             due 01/21/97                         416,580
                                              -----------
                                                1,745,114
                                              -----------
             TOTAL COMMERCIAL PAPER             6,652,958
                                              -----------
             (cost $6,655,091)

             REPURCHASE AGREEMENT (2.2%)
 4,710,036   MBS Tri Party, 6.60%, due
             01/02/97, Collateralized by
             $4,805,000 GNMA 2 M008911AR,
             5.50%, due 07/20/26, market
             value $4,783,099                   4,710,036
                                              -----------
             (cost $4,710,036)
             TOTAL INVESTMENTS               $211,384,447
                                             ============
             (cost $171,886,033)

------------------------------------------------------
* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
        GNMA   Government National Mortgage Association

Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

 14              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              COMMON STOCK (92.5%)
              AEROSPACE/DEFENSE (1.0%)
    108,400   The Boeing Co.                $   11,531,050

              AUTO & AUTO PARTS (5.9%)
    350,000   Chrysler Corp.                    11,550,000
    490,000   Ford Motor Co.                    15,618,750
    622,600   Genuine Parts Co.                 27,705,700
    266,400   Magna International, Inc.         14,851,800
                                              ------------
                                                69,726,250
                                              ------------
              BUSINESS SERVICES (1.8%)
  1,039,250   (The) Olsten Corp.                15,718,656
    153,200   Cognizant Corp.                    5,055,600
                                              ------------
                                                20,774,256
                                              ------------
              CABLE (1.6%)
  1,052,000   Comcast Corp. Class A             18,738,750
                                              ------------
              CHEMICALS (5.4%)
    110,000   Air Products & Chemicals           7,603,750
    400,500   Crompton & Knowles Corp.           7,709,625
    236,200   Du Pont (E.I.) De Nemours &
              Co.                               22,291,375
     99,000   Eastman Chemical Co.               5,469,750
    268,400   Lawter International, Inc.         3,388,550
    446,000   Monsanto Co.                      17,338,250
                                              ------------
                                                63,801,300
                                              ------------
              COMPUTER EQUIPMENT (5.1%)
    200,000   Hewlett-Packard Co.               10,050,000
    250,000   International Business
              Machines                          37,750,000
    257,419   Lucent Technologies, Inc.         11,905,629
                                              ------------
                                                59,705,629
                                              ------------
              COMPUTER SOFTWARE & SERVICES (1.2%)
    340,000   Electronic Data Systems           14,705,000
                                              ------------
              CONGLOMERATE (5.9%)
    200,000   EG&G, Inc.                         4,025,000
    100,000   Eastman Kodak Co.                  8,025,000
    305,300   Honeywell, Inc.                   20,073,475
    556,000   Philips Electronics N.V.          22,240,000
    153,900   Premark International, Inc.        3,424,275
    200,000   Rockwell International Corp.      12,175,000
                                              ------------
                                                69,962,750
                                              ------------
              CONSUMER GOODS (0.7%)
    153,900   Tupperware Corp.                   8,252,888
                                              ------------
              DRUGS (8.0%)
    400,000   Allergan, Inc.                    14,250,000
     90,000   Bristol-Meyers Squibb Co.          9,787,500
    400,000   Glaxo Wellcome PLC ADR            12,700,000

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              DRUGS (CONTINUED)
     80,000   Schering-Plough Corp.         $    5,180,000
    700,000   Warner-Lambert Co.                52,500,000
                                              ------------
                                                94,417,500
                                              ------------
              ELECTRONICS (0.2%)
    177,000   Woodhead Industries, Inc.          2,433,750

              FINANCIAL (14.7%)
    600,000   Allstate Corp.                    34,725,000
    130,000   Bankers Trust NY                  11,212,500
    607,752   Bear Stearns Company, Inc.        16,941,087
    325,000   Chubb Corp.                       17,468,750
  1,478,100   Equitable Companies, Inc.         36,398,212
    132,400   Mellon Bank Corp.                  9,400,400
    350,000   Merrill Lynch & Co., Inc.         28,525,000
    140,000   Morgan J.P. & Co., Inc            13,667,500
    100,000   Morgan Stanley Group, Inc.         5,712,500
                                              ------------
                                               174,050,949
                                              ------------
              FOOD & BEVERAGE (7.4%)
    176,700   Grand Metropolitan ADR             5,588,138
  2,000,000   Grand Metropolitan PLC            15,709,600
    283,500   Heinz (H.J) Co.                   10,135,125
    100,100   International Flavor &
              Fragrance, Inc.                    4,504,500
    500,000   PepsiCo, Inc.                     14,625,000
    303,000   Ralston-Ralston Purina            22,232,625
    335,000   Seagram Co., Ltd.                 12,981,250
     54,100   Universal Foods Corp.              1,907,025
                                              ------------
                                                87,683,263
                                              ------------
              FOOD--GRAIN & AGRICULTURE (1.7%)
    891,984   Archer-Daniels-Midland Co.        19,623,648

              HEALTHCARE SERVICES (2.4%)
    683,400   Columbia/HCA Healthcare
              Corp.                             27,848,550

              MACHINERY & CAPITAL GOODS (1.5%)
    155,000   Cooper Industries, Inc.            6,529,375
     50,000   Deere & Company                    2,031,250
     60,000   Emerson Electric Co.               5,805,000
     50,000   Nordson Corp.                      3,187,500
                                              ------------
                                                17,553,125
                                              ------------
              OIL & GAS (15.2%)
    370,000   Amoco Corp.                       29,785,000
    230,000   Exxon Corp.                       22,540,000
    458,900   Mobil Corp.                       56,100,525
    110,000   Royal Dutch Petroleum Co.         18,782,500
    225,000   Texaco, Inc.                      22,078,125
    600,000   The Williams Companies, Inc.      22,500,000
    263,460   Union Pacific Resources
              Group, Inc.                        7,706,205
                                              ------------
                                               179,492,355
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
  SHARES                SECURITY                VALUE
------------------------------------------------------
              PAPER AND FOREST PRODUCTS (0.1%)
     62,400   Glatfelter (P.H.) Co.         $    1,123,200
                                            --------------
              POLLUTION CONTROL (1.0%)
    350,000   WMX Technologies, Inc.            11,418,750
                                            --------------
              PRINTING & PUBLISHING (1.0%)
    153,200   Dun & Bradstreet Corp.             3,638,500
    217,600   Reader's Digest Assoc.,
              Inc., Class B                      7,888,000
                                            --------------
                                                11,526,500
                                            --------------
              RETAIL (0.1%)
     56,800   Supervalu, Inc.                    1,611,700
                                            --------------
              TELECOMMUNICATIONS (9.6%)
    692,100   360 Communications Co.*           16,004,812
    794,300   AT & T Corp.                      34,552,050
    700,000   MCI Communications Corp.          22,881,250
  1,004,300   Sprint Corp.                      40,046,462
                                            --------------
                                               113,484,574
                                            --------------
              TRANSPORTATION (1.0%)
    193,000   Union Pacific Corp.               11,604,125
                                            --------------
              TOTAL COMMON STOCK             1,091,069,862
                                            --------------
              (cost $791,645,511)

 ---------
 PRINCIPAL
 ---------
              U.S. GOVERNMENT AGENCY (6.3%)
$22,760,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.21%
              through 5.36%, due 2/03/97
              through 4/01/97                   22,559,490
 52,220,000   Federal National Mortgage
              Association, Discount Notes,
              5.20% through 5.46%, due
              1/23/97 through 4/29/97           51,597,866
                                              ------------
              TOTAL U.S. GOVERNMENT AGENCY      74,157,356
                                              ------------
              (cost $74,161,880)
  ------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
  ------------------------------------------------------
              U.S. TREASURY BILLS (0.7%)
$ 8,375,000   5.04% through 5.31%, due
              3/06/97 through 8/21/97
              (cost $8,191,817)             $    8,192,415
                                            --------------
              REPURCHASE AGREEMENT (0.4%)
  5,231,951   MBS Tri Party, 6.60%, due
              1/02/97, Collateralized by
              $5,390,000 GNMA 2 M008911AR,
              5.50%, due 07/20/26, market
              value $5,339,372                   5,231,951
                                            --------------
              (cost $5,231,951)
              TOTAL INVESTMENTS             $1,178,651,584
                                            ==============
              (cost $879,231,159)

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

The abbreviations in the above statement stand for the following:
          ADR   American Depository Receipt
          PLC   Public Limited Company
          GNMA  Government National Mortgage Association

See accompanying notes to financial statements.

 16              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (34.4%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$ 9,036,000   Series 1132-J, 8.00%,
              due 08/15/06                   $  9,388,522
 13,000,000   Series 1344-D, 6.00%,
              due 08/15/07                     12,110,280
 20,000,000   Series 1415-N, 6.75%,
              due 11/15/07                     19,867,800
  9,454,271   Series 31-E, 7.55%,
              due 05/15/20                      9,536,334
 10,000,000   Series 94-E, 8.95%,
              due 11/15/20                     10,029,140
 10,000,000   Series 1102-H, 8.875%,
              due 06/15/21                     10,734,930
 14,715,163   Series 1143-Z, 7.50%,
              due 10/15/21                     14,616,380
  3,022,412   Series 190-D, 9.20%,
              due 10/15/21                      3,126,994

              FEDERAL NATIONAL MORTGAGE ASSOCIATION,
              REMIC
  3,034,320   Series 68-E, 8.35%,
              due 10/25/03                      3,049,128
  7,849,998   Series 100-M, 5.50%,
              due 09/25/01                      7,689,623
  5,000,000   Series 34-E, 9.85%,
              due 08/25/14                      5,110,215
  2,002,678   Series 25-B, 9.25%,
              due 10/25/18                      2,102,038
 14,000,000   Series 16-D, 9.00%,
              due 03/25/20                     14,540,260
  8,846,037   Series 81-Z, 8.50%,
              due 04/25/20                      9,386,812
  6,204,751   Series 67-Z, 9.00%,
              due 06/25/22                      6,507,902
  3,729,426   Series 73-A, 8.00%,
              due 07/25/21                      3,806,413
 17,000,000   Series 203- PJ, 6.50%,
              due 10/25/23                     16,601,860
                                              -----------
              TOTAL MORTGAGE-BACKED
              SECURITIES                      158,204,631
                                              -----------
              (cost $155,462,837)

              U. S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (52.4%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, due 03/21/01              12,003,900

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION
$38,000,000   6.81%, due 03/11/04            $ 37,721,954
 26,000,000   7.445%, due 04/14/04             26,354,926
 10,000,000   7.54%, due 05/03/04              10,209,850

              FEDERAL NATIONAL MORTGAGE ASSOCIATION
 22,000,000   8.25%, due 10/12/04              22,927,850
 21,000,000   7.26%, due 10/05/05              20,938,155
 12,310,000   7.58%, due 04/26/06              12,454,557

              PRIVATE EXPORT FUNDING CORPORATION
 30,000,000   6.86%, due 04/30/04              30,521,880

              RESOLUTION FUNDING CORPORATION, STRIPS
 54,000,000   0.00%, due 04/15/06              29,403,486
 25,000,000   0.00%, due 04/15/08              11,811,975
 58,000,000   0.00%, due 07/15/13              18,592,422
 40,000,000   0.00%, due 07/15/20               7,735,160
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS    240,676,115
                                             ------------
              (cost $235,133,219)

REPURCHASE AGREEMENT (12.3%)
 56,674,000   UBS Securities,
              6.25%, due 01/02/97,
              Collateralized by $45,207,000
              U.S. Treasury Notes, 8.875%,
              due 02/15/19,
              market value $57,808,451         56,674,000
                                             ------------
              (cost $56,674,000)
              TOTAL INVESTMENTS              $455,554,746
                                             ============
              (cost $447,270,056)

------------------------------------------------------

The abbreviations in the above statement stand for the following:

          REMIC Real Estate Mortgage Investment Conduit

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CANADIAN GOVERNMENT OBLIGATIONS (5.6%)
$ 1,200,000   British Columbia, Providence
              of, 5.80%, due 01/22/97        $  1,195,940
  3,000,000   British Columbia, Providence
              of, 5.60%, due 02/11/97           2,980,867
  2,968,000   British Columbia, Providence
              of, 5.28%, due 02/03/97           2,953,635
  3,000,000   British Columbia, Providence
              of, 5.38%, due 01/30/97           2,986,998
  7,000,000   British Columbia, Providence
              of, 5.50%, due 02/10/97           6,957,222
 12,000,000   Canadian Wheat Board, 5.32%,
              due 02/18/97                     11,914,880
  9,850,000   Canadian Wheat Board, 5.26%,
              due 02/18/97                      9,780,919
  6,000,000   Canadian Wheat Board, 5.40%,
              due 03/19/97                      5,930,700
  7,834,000   Export Development, 5.58%,
              due 01/03/97                      7,831,572
  2,200,000   Export Development, 5.70%,
              due 01/03/97                      2,199,303
                                             ------------
              TOTAL CANADIAN GOVERNMENT
              OBLIGATIONS                      54,732,036
                                             ------------
              (cost $54,732,036)

              COMMERCIAL PAPER (91.8%)
              AGRICULTURE/FINANCE (3.0%)
  9,688,000   John Deere Capital, 5.38%,
              due 01/21/97                      9,659,044
 12,000,000   John Deere Capital, 5.32%,
              due 02/07/97                     11,934,387
  8,000,000   John Deere Capital, 5.42%,
              due 01/16/97                      7,981,933
                                             ------------
                                               29,575,364
                                             ------------
              AUTO/FINANCE (1.5%)
  6,112,000   Ford Motor Credit Co., 5.34%,
              due 01/10/97                      6,103,840
  1,863,000   Ford Motor Credit Co., 5.32%,
              due 01/10/97                      1,860,522
  7,000,000   Ford Motor Credit Co., 5.31%,
              due 01/22/97                      6,978,318
                                             ------------
                                               14,942,680
                                             ------------
              BANKS (11.8%)
 10,000,000   Banc One Corp., 5.32%, due
              02/14/97                          9,934,978
  9,000,000   Banc One Corp., 5.30%, due
              01/14/97                          8,982,775
 10,000,000   Banc One Corp., 5.30%, due
              01/10/97                          9,986,750
 10,000,000   CoreStates Capital Corp.,
              5.32%, due 01/28/97               9,960,100
 15,000,000   Morgan (J.P.) & Co., 5.39%,
              due 01/13/97                     14,973,050
  8,000,000   Morgan (J.P.) & Co., 5.40%,
              due 03/25/97                      7,900,400

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              BANKS (CONTINUED)
$ 7,000,000   Morgan (J.P.) & Co., 5.34%,
              due 02/11/97                   $  6,957,428
 12,000,000   National City Credit Corp.,
              5.29%, due 03/14/97              11,873,040
 14,000,000   National City Credit Corp.,
              5.39%, due 01/24/97              13,951,789
  2,000,000   National City Credit Corp.,
              5.30%, due 01/10/97               1,997,350
 19,915,000   Norwest Corp., 5.35%, due
              02/06/97                         19,808,455
                                             ------------
                                              116,326,115
                                             ------------
              BROKER-DEALERS (15.4%)
  5,000,000   Bear Stearns Company, 5.43%,
              due 01/17/97                      4,987,934
 10,000,000   Bear Stearns Company, 5.33%,
              due 02/06/97                      9,946,700
 10,000,000   Bear Stearns Company, 5.30%,
              due 04/01/97                      9,867,500
  5,000,000   Bear Stearns Company, 5.33%,
              due 03/14/97                      4,946,700
  2,670,000   Dean Witter Discover, 5.31%,
              due 01/31/97                      2,658,185
  5,000,000   Dean Witter Discover, 5.31%,
              due 01/08/97                      4,994,838
  7,850,000   Dean Witter Discover, 5.28%,
              due 02/28/97                      7,783,223
 15,000,000   Dean Witter Discover, 5.40%,
              due 01/15/97                     14,968,500
 10,000,000   Goldman Sachs Group, 5.43%,
              due 01/14/97                      9,980,392
  3,800,000   Goldman Sachs Group, 5.65%,
              due 01/02/97                      3,799,404
 10,000,000   Goldman Sachs Group, 5.31%,
              due 03/21/97                      9,883,475
  6,000,000   Goldman Sachs Group, 5.43%,
              due 01/13/97                      5,989,140
  5,000,000   Goldman Sachs Group, 5.42%,
              due 01/24/97                      4,982,686
 10,000,000   Merrill Lynch & Co., 5.33%,
              due 01/24/97                      9,965,947
  8,000,000   Merrill Lynch & Co., 5.44%,
              due 01/21/97                      7,975,822
  5,000,000   Merrill Lynch & Co., 5.33%,
              due 02/14/97                      4,967,428
 10,000,000   Morgan Stanley Group, 5.34%,
              due 03/20/97                      9,884,300
  4,000,000   Morgan Stanley Group, 5.45%,
              due 03/20/97                      3,952,766
 10,000,000   Smith Barney, Inc., 5.32%,
              due 01/09/97                      9,988,178
 10,000,000   Smith Barney, Inc., 5.45%,
              due 01/09/97                      9,987,889
                                             ------------
                                              151,511,007
                                             ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CHEMICALS (7.4%)
$ 5,000,000   Great Lakes Chemical, 5.45%,
              due 03/31/97                   $  4,932,632
  5,000,000   Great Lakes Chemical, 5.37%,
              due 01/17/97                      4,988,067
  1,857,000   Great Lakes Chemical, 5.40%,
              due 01/10/97                      1,854,493
  6,000,000   Great Lakes Chemical, 5.42%,
              due 02/28/97                      5,947,607
  5,000,000   Great Lakes Chemical, 5.50%,
              due 01/27/97                      4,980,139
 11,405,000   Great Lakes Chemical, 5.40%,
              due 01/22/97                     11,369,074
  7,500,000   Monsanto Co., 5.32%,
              due 01/13/97                      7,486,700
  4,000,000   PPG Industries, 5.50%,
              due 02/24/97                      3,967,000
  9,000,000   PPG Industries, 5.40%,
              due 02/20/97                      8,932,500
 10,854,000   PPG Industries, 5.35%,
              due 01/13/97                     10,834,644
  7,385,000   PPG Industries, 5.35%,
              due 02/20/97                      7,330,125
                                             ------------
                                               72,622,981
                                             ------------
              CONSUMER SALES FINANCE (12.3%)
 14,000,000   American Express Credit Corp,
              5.33%, due 01/23/97              13,954,400
 10,000,000   American Express Credit Corp,
              5.45%, due 02/24/97               9,918,250
 15,000,000   Associates Corp. of N.A.,
              5.43%,
              due 01/17/97                     14,963,800
  5,000,000   Avco Financial Services,
              Inc., 5.34%, due 01/09/97         4,994,067
  7,000,000   Avco Financial Services,
              Inc., 5.29%, due 02/25/97         6,943,426
  4,854,000   Avco Financial Services,
              Inc., 5.40%, due 01/17/97         4,842,350
 10,000,000   Avco Financial Services,
              Inc., 5.47%, due 02/12/97         9,936,183
  3,000,000   Avco Financial Services,
              Inc., 5.30%, due 01/28/97         2,988,075
 10,675,000   Beneficial Corp., 5.42%,
              due 02/21/97                     10,593,034
  5,000,000   Beneficial Corp., 5.38%,
              due 01/24/97                      4,982,814
  5,000,000   Beneficial Corp., 5.47%,
              due 02/24/97                      4,958,975
 10,000,000   Beneficial Corp., 5.31%,
              due 01/14/97                      9,980,825
 12,000,000   Commercial Credit Co., 5.35%,
              due 02/03/97                     11,941,150
  3,000,000   Norwest Financial, Inc.,
              5.31%,
              due 01/27/97                      2,988,495
  7,000,000   Norwest Financial, Inc.,
              5.40%,
              due 01/23/97                      6,976,900
                                             ------------
                                              120,962,744
                                             ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CORPORATE CREDIT UNIONS (1.6%)
$15,252,000   U.S. Central Credit Union,
              5.30%, due 01/16/97            $ 15,218,318
                                             ------------
              DIVERSIFIED FINANCE (3.0%)
  1,700,000   GE Capital Corp., 5.30%, due
              01/16/97                          1,696,246
  1,900,000   GE Capital Corp., 5.30%, due
              03/03/97                          1,882,937
  5,000,000   GE Capital Corp., 5.31%, due
              05/08/97                          4,906,338
  5,000,000   GE Capital Corp., 5.35%, due
              05/12/97                          4,902,660
  5,000,000   GE Capital Corp., 5.30%, due
              01/13/97                          4,991,166
  6,000,000   GE Capital Corp., 5.37%, due
              04/24/97                          5,898,865
  5,000,000   GE Capital Corp., 5.46%, due
              03/24/97                          4,937,816
                                             ------------
                                               29,216,028
                                             ------------
              ENTERTAINMENT (0.5%)
  5,000,000   Walt Disney Company, 5.45%,
              due 03/10/97                      4,948,527
                                             ------------
              FINANCIAL SERVICES/ELECTRIC UTILITY (3.0%)
 10,000,000   Natural Rural Utilities,
              5.31%,
              due 01/06/97                      9,992,625
  5,000,000   Natural Rural Utilities,
              5.31%,
              due 01/07/97                      4,995,575
  5,000,000   Natural Rural Utilities,
              5.30%,
              due 01/24/97                      4,983,069
 10,000,000   Natural Rural Utilities,
              5.32%,
              due 03/04/97                      9,908,378
                                             ------------
                                               29,879,647
                                             ------------
              FOOD & BEVERAGE (4.8%)
  7,220,000   CPC International, Inc.,
              5.31%,
              due 01/17/97                      7,202,961
  8,000,000   Campbell Soup Co., 5.39%,
              due 02/26/97                      7,932,924
 12,000,000   Heinz ("HJ") Company, 5.37%,
              due 01/24/97                     11,958,830
  6,500,000   Heinz ("HJ") Company, 5.42%,
              due 01/29/97                      6,472,599
  5,890,000   Heinz ("HJ") Company, 5.40%,
              due 03/03/97                      5,836,107
  5,000,000   Heinz ("HJ") Company, 5.65%,
              due 02/07/97                      4,970,965
  3,000,000   Heinz ("HJ") Company, 5.40%,
              due 01/28/97                      2,987,850
                                             ------------
                                               47,362,236
                                             ------------
              HEAVY EQUIPMENT FINANCE (2.5%)
 16,000,000   Caterpillar Financial
              Services, 5.35%, due 01/02/97    15,997,622
  9,000,000   Caterpillar Financial
              Services, 5.30%, due 01/28/97     8,964,225
                                             ------------
                                               24,961,847
                                             ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1996 (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              HOUSEWARES (2.3%)
$ 1,000,000   Rubbermaid, Inc., 5.32%,
              due 01/03/97                   $    999,705
 12,000,000   Rubbermaid, Inc., 6.58%,
              due 01/06/97                     11,989,032
 10,000,000   Rubbermaid, Inc., 5.35%,
              due 03/18/97                      9,887,056
                                             ------------
                                               22,875,793
                                             ------------
              INSURANCE (6.8%)
    273,000   AIG Funding, Inc., 5.35%,
              due 01/31/97                        271,783
  4,985,000   AIG Funding, Inc., 5.53%,
              due 01/31/97                      4,962,027
  3,415,000   AIG Funding, Inc., 5.45%,
              due 01/31/97                      3,399,490
  7,000,000   MetLife Funding, Inc., 5.32%,
              due 02/04/97                      6,964,829
  4,000,000   MetLife Funding, Inc., 5.37%,
              due 01/21/97                      3,988,067
 12,000,000   MetLife Funding, Inc., 5.32%,
              due 02/12/97                     11,925,520
  5,201,000   MetLife Funding, Inc., 5.30%,
              due 01/17/97                      5,188,749
 10,000,000   Old Republic Capital Corp.,
              5.32%, due 03/06/97               9,905,421
  8,128,000   Old Republic Capital Corp.,
              5.33%, due 03/06/97               8,050,983
  8,700,000   Old Republic Capital Corp.,
              5.55%, due 01/07/97               8,691,953
  3,000,000   Old Republic Capital Corp.,
              5.33%, due 04/09/97               2,956,472
                                             ------------
                                               66,305,294
                                             ------------
              OFFICE EQUIPMENT AND SUPPLIES (1.3%)
  5,910,000   Pitney Bowes Credit, 5.58%,
              due 02/18/97                      5,866,030
  7,000,000   Pitney Bowes Credit Corp.,
              5.42%, due 02/24/97               6,943,090
                                             ------------
                                               12,809,120
                                             ------------
              OIL & GAS (0.6%)
  6,000,000   Koch Industries, Inc., 6.55%,
              due 01/02/97                      5,998,908
                                             ------------
              OIL & GAS: EQUIPMENT & SERVICES (2.8%)
 10,000,000   Chevron Transport Corp.,
              5.32%,
              due 01/15/97                      9,979,310
  5,000,000   Chevron Transport Corp.,
              5.43%,
              due 01/10/97                      4,993,213
 12,000,000   Chevron Transport, Corp.,
              5.32%,
              due 01/08/97                     11,987,587
                                             ------------
                                               26,960,110
                                             ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PACKAGING/CONTAINERS (2.2%)
$ 4,500,000   Bemis Co., Inc, 5.43%,
              due 02/13/97                   $  4,470,814
  7,375,000   Bemis Co., Inc, 5.40%,
              due 01/14/97                      7,360,619
 10,000,000   Bemis Co., Inc, 5.45%,
              due 01/23/97                      9,966,694
                                             ------------
                                               21,798,127
                                             ------------
              PAPER AND FOREST PRODUCTS (3.0%)
 10,000,000   Sonoco Products Co., 5.30%,
              due 01/07/97                      9,991,166
  9,770,000   Sonoco Products Co., 5.35%,
              due 01/14/97                      9,751,125
 10,000,000   Sonoco Products Co., 5.42%,
              due 01/14/97                      9,980,428
                                             ------------
                                               29,722,719
                                             ------------
              PHARMACEUTICALS/PERSONAL CARE (4.0%)
 10,000,000   Glaxo Wellcome, 5.31%,
              due 01/22/97                      9,969,025
 15,000,000   Pfizer Inc., 5.40%, due
              04/02/97                         14,795,250
 15,000,000   Pfizer Inc., 5.30%, due
              03/12/97                         14,845,417
                                             ------------
                                               39,609,692
                                             ------------
              PREMIUM FINANCE (1.0%)
 10,000,000   A.I. Credit Corp., 5.30%,
              due 01/16/97                      9,977,917
                                             ------------
              PRINTING & PUBLISHING (1.0%)
  9,740,000   Donnelley (RR) & Sons, 6.85%,
              due 01/02/97                      9,738,147
                                             ------------
              TOTAL COMMERCIAL PAPER          903,323,321
                                             ------------
              (cost $903,323,321)

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (2.6%)
  6,000,000   U.S. Treasury Bill, 5.26%,
              due 04/03/97                      5,919,347
 20,000,000   FNMA Floating Note, 5.13%*,
              due 06/20/97                     19,992,362
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS               25,911,709
                                             ------------
              (cost $25,911,709)
              TOTAL INVESTMENTS              $983,967,066
                                             ============
              (cost $983,967,066)

------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
          FNMA Federal National Mortgage Association.

Portfolio holding percentages represent value as a percentage of net assets.

*Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1996.
See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                SMALL        CAPITAL
                                               COMPANY     APPRECIATION   TOTAL RETURN    GOVERNMENT    MONEY MARKET
                                                 FUND          FUND           FUND        BOND FUND         FUND
                                             ------------  ------------  --------------  ------------  --------------
ASSETS
  Investments in securities, at value
    (cost $154,207,687, $167,175,997,
    $873,999,208, $390,596,056, and
    $983,967,066, respectively)              $168,536,401  $206,674,411  $1,173,419,633  $398,880,746  $  983,967,066
  Repurchase agreements (cost $17,043,000,
    $4,710,036, $5,231,951, and $56,674,000,
    respectively)                              17,043,000     4,710,036       5,231,951    56,674,000              --
                                             ------------  ------------  --------------  ------------  --------------
    Total investments                         185,579,401   211,384,447   1,178,651,584   455,554,746     983,967,066
  Cash                                            249,665            --          30,322           719          18,617
  Accrued interest and dividends receivable        94,696       180,742       1,671,546     3,818,073          32,317
  Withholding tax reclaim receivable               13,809            --          27,872            --              --
  Receivable for investment securities sold       878,803            --              --        76,130              --
  Deferred organization expenses                    6,950            --              --            --              --
                                             ------------  ------------  --------------  ------------  --------------
    Total assets                              186,823,324   211,565,189   1,180,381,324   459,449,668     984,018,000
                                             ------------  ------------  --------------  ------------  --------------
LIABILITIES
  Cash overdraft                                       --           433              --            --              --
  Payable for foreign currency contracts            2,332            --              --            --              --
  Payable for investment securities
    purchased                                   5,792,005            --              --            --              --
  Accrued management fees                         145,247        86,707         492,287       194,536         410,454
  Other accrued expenses                           44,031         4,226          13,252         8,282          78,868
                                             ------------  ------------  --------------  ------------  --------------
    Total liabilities                           5,983,615        91,366         505,539       202,818         489,322
                                             ------------  ------------  --------------  ------------  --------------
NET ASSETS                                   $180,839,709  $211,473,823  $1,179,875,785  $459,246,850  $  983,528,678
                                             ============  ============  ==============  ============  ==============
REPRESENTED BY:
  Capital                                    $167,495,493  $171,959,795  $  880,403,344  $455,280,050  $  983,535,282
  Net unrealized appreciation on investments
    and translation of assets and
    liabilities in foreign currencies          14,323,871    39,498,414     299,420,425     8,284,690              --
  Undistributed net realized loss from
    investments and foreign currency
    transactions                                       --            --              --    (4,334,590)         (6,604)
  Distributions in excess of net realized
    gains from investments and foreign
    currency transactions                        (963,415)           --              --            --              --
  Undistributed (distributions in excess of)
    net investment income                         (16,240)       15,614          52,016        16,700              --
                                             ------------  ------------  --------------  ------------  --------------
NET ASSETS                                   $180,839,709  $211,473,823  $1,179,875,785  $459,246,850  $  983,528,678
                                             ============  ============  ==============  ============  ==============
Shares outstanding (unlimited number of
  shares authorized)                           13,017,812    12,986,552      88,894,070    41,581,018     983,538,556
                                             ============  ============  ==============  ============  ==============
NET ASSET VALUE, offering and redemption
  price per share                            $      13.89  $      16.28  $        13.27  $      11.04  $         1.00
                                             ============  ============  ==============  ============  ==============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                  SMALL        CAPITAL
                                 COMPANY     APPRECIATION   TOTAL RETURN    GOVERNMENT    MONEY MARKET
                                  FUND           FUND           FUND        BOND FUND         FUND
                               -----------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
INCOME:
  Interest                     $   739,901   $    561,758   $  4,885,900   $ 29,989,045   $49,804,088
  Dividends                        827,293      2,250,264     19,471,950             --            --
  Less foreign tax withheld        (35,499)            --       (149,119)            --            --
                               -----------    -----------   ------------   ------------   -----------
     Total income                1,531,695      2,812,022     24,208,731     29,989,045    49,804,088
                               -----------    -----------   ------------   ------------   -----------
EXPENSES:
  Investment management fees       851,352        684,932      4,851,676      2,225,962     4,518,925
  Custodian fees                   107,000         22,000         27,000         16,500        55,812
  Professional services              7,683          4,419         34,697         14,739        36,394
  Trustees fees and expenses           103            194          1,436            685         1,328
  Other                             52,016          7,322         26,241          8,590        24,019
                               -----------    -----------   ------------   ------------   -----------
     Total expenses              1,018,154        718,867      4,941,050      2,266,476     4,636,478
                               -----------    -----------   ------------   ------------   -----------
NET INVESTMENT INCOME          $   513,541   $  2,093,155   $ 19,267,681   $ 27,722,569   $45,167,610
                               ===========    ===========   ============   ============   ===========
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on
     investments and foreign
     currency transactions     $   (10,875)  $  6,083,507   $ 44,581,276   $  4,438,322   $      (740)
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and
     translation of assets
     and liabilities in
     foreign currencies         12,814,687     24,469,916    132,964,864    (17,097,130)           --
                               -----------    -----------   ------------   ------------   -----------
     Net realized and
       unrealized gain (loss)
       on investments and
       translation of assets
       and liabilities in
       foreign currencies       12,803,812     30,553,423    177,546,140    (12,658,808)         (740)
                               -----------    -----------   ------------   ------------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS    $13,317,353   $ 32,646,578   $196,813,821   $ 15,063,761   $45,166,870
                               ===========    ===========   ============   ============   ===========

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         SMALL COMPANY FUND
                                                                 ---------------------------------
                                                                                    PERIOD FROM
                                                                                 OCTOBER 23, 1995
                                                                                 (COMMENCEMENT OF
                                                                  YEAR ENDED    OPERATIONS) THROUGH
                                                                 DECEMBER 31,      DECEMBER 31,
                                                                     1996              1995
                                                                 ------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                          $    513,541       $    28,283
  Net realized loss on investments and foreign currencies             (10,875)         (103,052)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                    12,814,687         1,509,184
                                                                 ------------       -----------
     Net increase in net assets resulting from operations          13,317,353         1,434,415
                                                                 ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (467,602)          (25,860)
  In excess of net realized gain from investment
     transactions and foreign currency transactions                  (914,090)               --
  Tax return of capital                                               (58,538)
                                                                 ------------       -----------
     Decrease in net assets from distributions to
       shareholders                                                (1,440,230)          (25,860)
                                                                 ------------       -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                233,069,667        18,935,596
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                  1,440,231            25,860
  Cost of shares redeemed                                         (82,702,784)       (3,214,539)
                                                                 ------------       -----------
     Net increase in net assets derived from capital share
       transactions                                               151,807,114        15,746,917
                                                                 ------------       -----------
NET INCREASE IN NET ASSETS                                        163,684,237        17,155,472
NET ASSETS -- BEGINNING OF PERIOD                                  17,155,472                --
                                                                 ------------       -----------
NET ASSETS -- END OF PERIOD                                      $180,839,709       $17,155,472
                                                                 ============       ===========
Undistributed net realized loss on investments and foreign
  currency transactions included in net assets at end of
  period                                                         $         --       $  (103,052)
                                                                 ============       ===========
Distributions in excess of net realized gain on investments
  and foreign currency transactions included in net assets
  at end of period                                               $   (963,415)      $        --
                                                                 ============       ===========
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period                 $    (16,240)      $     2,423
                                                                 ============       ===========
SHARE ACTIVITY:
  Shares sold                                                      17,796,626         1,796,171
  Reinvestment of distributions                                       104,562             2,265
  Shares redeemed                                                  (6,385,454)         (296,358)
                                                                 ------------       -----------
Net increase in number of shares                                   11,515,734         1,502,078
                                                                 ============       ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     CAPITAL APPRECIATION FUND
                                                                    ---------------------------
                                                                     YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        1996           1995
                                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                             $  2,093,155   $  1,232,936
  Net realized gain on investments                                     6,083,507      2,523,674
  Net change in unrealized appreciation on investments                24,469,916     13,171,765
                                                                    ------------   ------------
     Net increase in net assets resulting from operations             32,646,578     16,928,375
                                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (2,097,320)    (1,213,046)
  Net realized gain on investments                                    (6,083,507)    (2,302,021)
  In excess of net realized gain on investments                               --         (1,329)
                                                                    ------------   ------------
     Decrease in net assets from distributions to shareholders        (8,180,827)    (3,516,396)
                                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   188,489,438     26,980,755
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                     8,180,827      3,863,870
  Cost of shares redeemed                                            (90,899,204)   (23,461,693)
                                                                    ------------   ------------
     Net increase in net assets derived from capital share
      transactions                                                   105,771,061      7,382,932
                                                                    ------------   ------------
NET INCREASE IN NET ASSETS                                           130,236,812     20,794,911
NET ASSETS -- BEGINNING OF PERIOD                                     81,237,011     60,442,100
                                                                    ------------   ------------
NET ASSETS -- END OF PERIOD                                         $211,473,823   $ 81,237,011
                                                                    ============   ============
Undistributed net realized gain on investments included in net
  assets at end of period                                           $         --   $         --
                                                                    ============   ============
Distributions in excess of net realized gains on investments
  included in net assets at end of period                           $         --   $         --
                                                                    ============   ============
Undistributed net investment income included in net assets at end
  of period                                                         $     15,614   $     19,779
                                                                    ============   ============
SHARE ACTIVITY:
  Shares sold                                                         12,564,846      2,172,400
  Reinvestment of distributions                                          511,125        299,746
  Shares redeemed                                                     (6,117,513)    (1,977,044)
                                                                    ------------   ------------
Net increase in number of shares                                       6,958,458        495,102
                                                                    ============   ============

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        TOTAL RETURN FUND
                                                                  -----------------------------
                                                                    YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,
                                                                       1996            1995
                                                                  --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                           $   19,267,681   $ 19,348,385
  Net realized gain on investments                                    44,581,276     42,991,075
  Net change in unrealized appreciation on investments               132,964,864    108,350,477
                                                                  --------------   ------------
     Net increase in net assets resulting from operations            196,813,821    170,689,937
                                                                  --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (19,350,083)   (19,011,213)
  Net realized gain on investments                                   (44,581,276)   (42,991,075)
  In excess of net realized gain on investments                                -       (227,335)
                                                                  --------------   ------------
     Decrease in net assets from distributions to
       shareholders                                                  (63,931,359)   (62,229,623)
                                                                  --------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   234,350,587    145,723,309
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                    63,931,358     79,264,509
  Cost of shares redeemed                                            (66,253,094)   (53,304,608)
                                                                  --------------   ------------
     Net increase in net assets derived from capital share
       transactions                                                  232,028,851    171,683,210
                                                                  --------------   ------------
NET INCREASE IN NET ASSETS                                           364,911,313    280,143,524
NET ASSETS -- BEGINNING OF PERIOD                                    814,964,472    534,820,948
                                                                  --------------   ------------
NET ASSETS -- END OF PERIOD                                       $1,179,875,785   $814,964,472
                                                                  ==============   ============
Undistributed net realized loss on investments included in
  net assets at end of period                                     $           --   $         --
                                                                  ==============   ============
Undistributed net investment income included in net assets
  at end of period                                                $       52,016   $    134,418
                                                                  ==============   ============
SHARE ACTIVITY:
  Shares sold                                                         18,641,347     13,111,420
  Reinvestment of distributions                                        4,890,401      7,198,362
  Shares redeemed                                                     (5,275,955)    (4,821,628)
                                                                  --------------   ------------
Net increase in number of shares                                      18,255,793     15,488,154
                                                                  ==============   ============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       GOVERNMENT BOND FUND
                                                                   ----------------------------
                                                                    YEAR ENDED     YEAR ENDED
                                                                   DECEMBER 31,   DECEMBER 31,
                                                                       1996           1995
                                                                   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                            $ 27,722,569   $  26,950,345
  Net realized gain on investments                                    4,438,322         813,537
  Net change in unrealized appreciation (depreciation) on
     investments                                                    (17,097,130)     43,487,386
                                                                   ------------   -------------
     Net increase in net assets resulting from operations            15,063,761      71,251,268
                                                                   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME            (27,750,527)    (26,924,228)
                                                                   ------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                   80,750,210      90,606,931
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                   27,750,527      33,834,038
  Cost of shares redeemed                                           (90,583,178)   (106,004,873)
                                                                   ------------   -------------
     Net increase in net assets derived from capital share
       transactions                                                  17,917,559      18,436,096
                                                                   ------------   -------------
NET INCREASE IN NET ASSETS                                            5,230,793      62,763,136
NET ASSETS -- BEGINNING OF PERIOD                                   454,016,057     391,252,921
                                                                   ------------   -------------
NET ASSETS -- END OF PERIOD                                        $459,246,850   $ 454,016,057
                                                                   ============   =============
Undistributed net realized loss on investments included in
  net assets at end of period                                      $ (4,334,590)  $  (8,772,912)
                                                                   ============   =============
Undistributed net investment income included in net assets
  at end of period                                                 $     16,700   $      44,658
                                                                   ============   =============
SHARE ACTIVITY:
  Shares sold                                                         7,317,309       8,275,783
  Reinvestment of distributions                                       2,540,180       3,126,554
  Shares redeemed                                                    (8,244,830)     (9,801,205)
                                                                   ------------   -------------
Net increase in number of shares                                      1,612,659       1,601,132
                                                                   ============   =============

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                       MONEY MARKET FUND
                                                               ---------------------------------
                                                                 YEAR ENDED        YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,
                                                                    1996              1995
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                        $    45,167,610   $    39,361,888
  Net realized loss on investments                                        (740)           (5,864)
                                                               ---------------   ---------------
     Net increase in net assets resulting from operations           45,166,870        39,356,024
                                                               ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (45,170,024)      (39,360,095)
  Tax return of capital                                                 (3,388)               --
                                                               ---------------   ---------------
  Decrease in net assets from distributions to shareholders        (45,173,412)      (39,360,095)
                                                               ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                               2,044,373,614       971,797,511
  Net asset value of shares issued to shareholders from
     reinvestment of distributions                                  45,202,840        43,287,489
  Cost of shares redeemed                                       (1,843,449,040)   (1,105,699,769)
                                                               ---------------   ---------------
     Net increase (decrease) in net assets derived from
       capital share transactions                                  246,127,414       (90,614,769)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS                              246,120,872       (90,618,840)
NET ASSETS -- BEGINNING OF PERIOD                                  737,407,806       828,026,646
                                                               ---------------   ---------------
NET ASSETS -- END OF PERIOD                                    $   983,528,678   $   737,407,806
                                                               ===============   ===============
Undistributed net realized loss on investments included in
  net assets at end of period                                  $        (6,604)  $        (5,864)
                                                               ===============   ===============
Undistributed net investment income included in net assets at
  end of period                                                $            --   $         2,414
                                                               ===============   ===============
SHARE ACTIVITY:
  Shares sold                                                    2,044,373,614       971,797,397
  Reinvestment of distributions                                     45,202,840        43,287,489
  Shares redeemed                                               (1,843,449,040)   (1,105,699,769)
                                                               ---------------   ---------------
Net increase (decrease) in number of shares                        246,127,414       (90,614,883)
                                                               ===============   ===============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           SMALL COMPANY FUND
                                                                    -------------------------------
                                                                                      PERIOD FROM
                                                                                   OCTOBER 23, 1995
                                                                                   (COMMENCEMENT OF
                                                                    YEAR ENDED    OPERATIONS) THROUGH
                                                                   DECEMBER 31,      DECEMBER 31,
                                                                       1996              1995
                                                                   -----------     -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD                               $  11.42           $ 10.00
  Net investment income                                                  0.06              0.02
  Net realized gain and unrealized appreciation on
     investments and translation of assets and liabilities in
     foreign currencies                                                  2.55              1.42
                                                                     --------           -------
     Total from investment operations                                    2.61              1.44
                                                                     --------           -------
  Distributions from net investment income                              (0.06)            (0.02)
  Distributions in excess of net realized gain from
     investment transactions and foreign currencies                     (0.08)               --
                                                                     --------           -------
     Total distributions                                                (0.14)            (0.02)
                                                                     --------           -------
     Net increase in net asset value                                     2.47              1.42
                                                                     --------           -------
NET ASSET VALUE -- END OF PERIOD                                     $  13.89           $ 11.42
                                                                     ========           =======
Total Return                                                            22.83%            14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)                                    $180,840           $17,155
  Ratio of expenses to average net assets                                1.20%             1.25%*
  Ratio of expenses to average net assets**                              1.20%             1.74%*
  Ratio of net investment income to average net assets                   0.60%             1.32%*
  Ratio of net investment income to average net assets**                 0.60%             0.83%*
  Portfolio turnover                                                   136.74%             9.03%
  Average commission rate paid***                                      2.8802c               --

------------------------------------------------------
  * Ratios are annualized for periods less than one year.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 28              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         CAPITAL APPRECIATION FUND
                                    -------------------------------------------------------------------
                                                                                        PERIOD FROM
                                                                                      APRIL 15, 1992
                                                                                     (COMMENCEMENT OF
                                              YEARS ENDED DECEMBER 31,              OPERATIONS) THROUGH
                                    ---------------------------------------------      DECEMBER 31,
                                      1996       1995         1994         1993            1992
                                    --------   --------   ------------   --------   -------------------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $  13.48   $  10.92     $  11.20     $  10.46         $ 10.00
  Net investment income                 0.21       0.23         0.18         0.26            0.10
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments      3.29       2.96        (0.28)        0.74            0.48
                                    --------   --------     --------     --------         -------
     Total from investment
       operations                       3.50       3.19        (0.10)        1.00            0.58
                                    --------   --------     --------     --------         -------
  Distributions from net
     investment income                 (0.22)     (0.23)       (0.18)       (0.26)          (0.10)
  Distributions from net realized
     gain from investment
     transactions                      (0.48)     (0.40)          --           --           (0.02)
                                    --------   --------     --------     --------         -------
     Total distributions               (0.70)     (0.63)       (0.18)       (0.26)          (0.12)
                                    --------   --------     --------     --------         -------
     Net increase (decrease) in
       net asset value                  2.80       2.56        (0.28)        0.74            0.46
                                    --------   --------     --------     --------         -------
NET ASSET VALUE -- END OF PERIOD    $  16.28   $  13.48     $  10.92     $  11.20         $ 10.46
                                    ========   ========     ========     ========         =======
Total Return                           26.14%     29.35%       (0.90%)       9.61%          10.92%*
Ratios and supplemental data:
  Net Assets, end of period (000)   $211,474   $ 81,237     $ 60,442     $ 38,926         $18,800
  Ratio of expenses to average net
     assets                             0.52%      0.54%        0.56%        0.59%           0.69%*
  Ratio of net investment income
     to average net assets              1.53%      1.89%        1.76%        2.82%           1.95%*
  Portfolio turnover                   22.19%     20.28%       11.21%       16.87%           5.01%
  Average commission rate paid**      5.8677c        --           --           --              --

------------------------------------------------------
   * Ratios and total return are annualized for periods of less than one year.

  ** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               TOTAL RETURN FUND
                                             ------------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------
                                                1996        1995       1994       1993       1992
                                             ----------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD       $    11.54   $   9.70   $  10.10   $   9.46   $   9.07
  Net investment income                            0.24       0.31       0.21       0.23       0.25
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                   2.26       2.49      (0.10)      0.79       0.48
                                             ----------   --------   --------   --------   --------
     Total from investment operations              2.50       2.80       0.11       1.02       0.73
                                             ----------   --------   --------   --------   --------
  Distributions from net investment income        (0.25)     (0.31)     (0.28)     (0.24)     (0.25)
  Distributions from net realized gain from
     investment transactions                      (0.52)     (0.65)     (0.23)     (0.14)     (0.09)
                                             ----------   --------   --------   --------   --------
     Total distributions                          (0.77)     (0.96)     (0.51)     (0.38)     (0.34)
                                             ----------   --------   --------   --------   --------
     Net increase (decrease) in net asset
       value                                       1.73       1.84      (0.40)      0.64       0.39
                                             ----------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD             $    13.27   $  11.54   $   9.70   $  10.10   $   9.46
                                             ==========   ========   ========   ========   ========
Total Return                                      21.84%     29.09%      1.07%     10.92%      8.18%
Ratios and supplemental data:
  Net Assets, end of period (000)            $1,179,876   $814,964   $534,821   $456,243   $334,917
  Ratio of expenses to average net assets          0.51%      0.51%      0.52%      0.53%      0.53%
  Ratio of net investment income to average
     net assets                                    1.99%      2.84%      2.76%      2.51%      2.69%
  Portfolio turnover                              16.18%     16.12%     12.06%      9.79%     12.48%
  Average commission rate paid*                  4.7577c        --         --         --         --

------------------------------------------------------
* Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 30              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              GOVERNMENT BOND FUND
                                              ----------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                1996       1995       1994       1993       1992
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD        $  11.36   $  10.20   $  11.26   $  10.92   $  11.24
  Net investment income                           0.69       0.71       0.69       0.71       0.98
  Net realized gain (loss) and unrealized
     appreciation (depreciation) on
     investments                                 (0.32)      1.16      (1.06)      0.32      (0.14)
                                              --------   --------   --------   --------   --------
     Total from investment operations             0.37       1.87      (0.37)      1.03       0.84
                                              --------   --------   --------   --------   --------
  Distributions from net investment income       (0.69)     (0.71)     (0.69)     (0.66)     (0.93)
  Distributions from net realized gain from
     investment transactions                        --         --         --      (0.03)     (0.23)
                                              --------   --------   --------   --------   --------
     Total distributions                         (0.69)     (0.71)     (0.69)     (0.69)     (1.16)
                                              --------   --------   --------   --------   --------
     Net increase (decrease) in net asset
       value                                     (0.32)      1.16      (1.06)      0.34      (0.32)
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD              $  11.04   $  11.36   $  10.20   $  11.26   $  10.92
                                              ========   ========   ========   ========   ========
Total return                                      3.49%     18.74%    (3.23)%      9.52%      7.87%
Ratios and supplemental data:
  Net Assets, end of period (000)             $459,247   $454,016   $391,253   $433,584   $301,841
  Ratio of expenses to average net assets         0.51%      0.51%      0.51%      0.53%      0.53%
  Ratio of net investment income to average
     net assets                                   6.23%      6.45%      6.46%      5.91%      8.75%
  Portfolio turnover                             33.75%     97.05%    111.40%    175.37%     73.75%

------------------------------------------------------

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               MONEY MARKET FUND
                                              ----------------------------------------------------
                                                            YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------
                                                1996       1995       1994       1993       1992
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Net investment income                           0.05       0.06       0.04       0.03       0.03
  Distributions from net investment income       (0.05)     (0.06)     (0.04)     (0.03)     (0.03)
                                              --------   --------   --------   --------   --------
  Net increase (decrease) in net asset value        --         --         --         --         --
                                              --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              ========   ========   ========   ========   ========
Total Return                                      5.12%      5.66%      3.88%      2.76%      3.40%
Ratios and supplemental data:
  Net Assets, end of period (000)             $983,529   $737,408   $828,027   $351,798   $330,011
  Ratio of expenses to average net assets         0.51%      0.52%      0.54%      0.53%      0.53%
  Ratio of net investment income to average       5.00%      5.51%      4.00%      2.72%      3.36%
     net assets

------------------------------------------------------

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $5,000,000, at which time the Small Company Fund became effective and sales of shares commenced.

On January 4, 1997, the Nationwide Separate Account Trust Income Fund became effective. The Fund has not commenced operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Securities are valued at the closing price of the securities exchange on which such securities are primarily traded. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices. Securities not listed on an exchange or for which there were no transactions are valued at their most recent bid price, or where no prices are available, at fair market value, using procedures authorized by the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

  The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

B) MONEY MARKET

  Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND)

Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable or payable for foreign currency contracts purchased.

At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1996, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $4,334,590 and $6,604, respectively, The Government Bond Fund carry forward will expire within 6 years and the Money Market Fund carry forward will expire within 7 to 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $296,817 of net capital losses that arose during the period ended December 31, 1996, as if such losses arose on January 1, 1997.

 34              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

ORGANIZATION EXPENSES

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or discount.

EXPENSES

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all funds in the Trust are allocated based on average net assets.

DIVIDENDS TO SHAREHOLDERS

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

B) MONEY MARKET

  Dividends from net investment income are declared daily and paid monthly.

C) ALL FUNDS

  Net realized gains, if any, are declared and distributed at least annually.

  Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

  Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of October 31, 1995 and October 31, 1996 by the following amounts:

                                               Undistributed
                                        (distributions in excess of)     Distributions in excess of
                                               net investment                   net realized
                 10/31/95                          income                           gain                 Capital
   -----------------------------------------------------------------    ----------------------------    ---------
   Capital Appreciation Fund                     $   (1,329)                      $  1,329                     --
   Total Return Fund                               (227,335)                       227,335                     --

                 10/31/96
   -------------------------------------
   Small Company Fund                               (64,602)                        64,602                     --
   Small Company Fund                                    --                         58,538              $ (58,538)
   Money Market Fund                                  3,388                             --                 (3,388)

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earns an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expense (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

As investment manager for the Small Company Fund, NAS earns an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Consellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. For the year ended December 31, 1996, NAS collected $851,352 in fees from the Small Company Fund, and paid $483,572 in fees to the sub-investment advisors.

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.

NOTE 3 - BANK LOANS

The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required. There were no outstanding balances at December 31, 1996.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the year ended December 31, 1996 are summarized as follows:

                                       LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                    ---------------------------   ---------------------------
                                     PURCHASES        SALES        PURCHASES        SALES
                                    ------------   ------------   ------------   ------------
      Small Company Fund            $231,307,931   $ 99,827,411   $ 37,166,169   $ 35,055,079
      Capital Appreciation Fund      123,666,540     28,546,220        --             --
      Total Return Fund              345,941,418    142,341,368    241,988,061    262,126,878
      Govt. Bond Fund                 22,663,696     15,420,295    134,663,481    122,169,245
      Money Market Fund                  --             --          26,803,774        --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at December 31, 1996, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:

                                                     GROSS          GROSS          NET
                                                   UNREALIZED    UNREALIZED     UNREALIZED
                                                     GAINS         LOSSES      APPRECIATION
                                                  ------------   -----------   ------------
      Small Company Fund                          $ 19,084,551   $(5,414,368)  $ 13,670,183
      Capital Appreciation Fund                     41,832,820    (2,334,406)    39,498,414
      Total Return Fund                            304,921,518    (5,501,093)   299,420,425
      Government Bond Fund                          11,452,611    (3,167,921)     8,284,690

 36              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (93.0%)
            AEROSPACE/DEFENSE (3.2%)
  37,500    AAR Corp.                         $  1,211,719
   3,200    Alliant Techsystems, Inc.*             176,000
 104,600    Aviall, Inc.*                        1,464,400
  15,600    B E Aerospace, Inc.*                   493,350
  19,800    Doncasters PLC ADR*                    457,875
  14,800    Ducommun, Inc.*                        435,675
  15,000    Gulfstream Aerospace Corp.*            442,500
  25,000    Loral Space & Communications*          375,000
  18,000    Orbital Sciences Corp.*                285,750
  29,000    Thiokol Corp. DE                     2,030,000
  16,000    Tracor, Inc.*                          402,000
                                               -----------
                                                 7,774,269
                                               -----------
            AIRLINE (0.4%)
  20,000    Midwest Express Holdings, Inc.*        547,500
  12,000    Ryanair Holdings PLC ADR*              325,500
                                               -----------
                                                   873,000
                                               -----------
            AUTO & AUTO PARTS (1.2%)
  15,000    A. O. Smith Corp.                      533,438
  30,900    Cascade Corp.                          596,756
   9,400    Donaldson, Inc.                        357,200
   6,600    FCC Co. Ltd. (Japanese Yen)            167,264
   4,000    Isamu Paint Co. Ltd. (Japanese
            Yen)                                    23,071
  10,000    Kansei Corp. (Japanese Yen)             77,515
  27,000    Lex Service PLC (British Pounds)       169,649
   5,000    Meiwa Industry Co. (Japanese
            Yen)                                    29,057
  18,000    Nippon Cable System (Japanese
            Yen)                                   188,762
   1,000    Nokian Tyres Ltd. (Finnish
            Marks)                                  26,953
  25,000    Wabash National Corp.                  696,875
                                               -----------
                                                 2,866,540
                                               -----------
            BANK/SAVINGS & LOAN (5.0%)
  15,000    Banco De Valencia (Spanish
            Pesetas)                               316,176
  62,300    Bank United Corp.                    2,367,400
   3,520    Bank of Iwate (Japanese Yen)           199,640
      14    Banque Nationale de Belgique
            (Belgian Francs)                        20,056
  10,785    Charter One Financial, Inc.            581,042
  29,300    Cullen Frost Bankers, Inc.           1,241,588
  10,900    First Commerce Corp.                   479,600
  15,250    First Security Corp. DE                416,516
  53,900    Glendale Federal Bank Federal
            Savings Commission*                  1,408,138
     740    Jyske Bank (Danish Kroner)              63,836
   7,200    Nedcor Limited (South African
            Rand)                                  159,541
   8,400    Ocean Financial Corp.                  296,100
  13,600    Peoples Heritage Financial
            Group, Inc.                            515,100


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BANK/SAVINGS & LOAN (CONTINUED)
  12,300    Queens County Bancorp, Inc.       $    559,650
  20,000    Reliance Bancorp, Inc.                 588,750
  12,000    St. Paul Bancorp, Inc.                 397,500
  36,150    Sterling Bancshares, Inc./Texas        677,812
  12,000    Texas Regal Bancshares Class A         504,000
  19,000    Tokushima Bank ORD (Japanese
            Yen)                                   156,078
  16,800    WSFS Financial Corp.*                  231,000
  21,300    Webster Financial Corp.                969,150
                                               -----------
                                                12,148,673
                                               -----------
            BUILDING MATERIALS (1.1%)
  22,000    Bunka Shutter Co. Ltd. (Japanese
            Yen)                                   141,309
   4,400    Chofu Seisakusho (Japanese Yen)         75,749
   1,073    Deceuninck Plastics Industries
            SA (Belgian Francs)                    235,194
 222,500    Gruppo Ceramiche Ricchetti SPA
            (Italian Lire)                         247,411
  39,000    Hardie (James) Industries
            (Australian Dollars)                   124,176
  79,600    Heiton Holdings PLC (Irish
            Punts)                                 156,126
  32,000    Heywood Williams Group PLC
            (British Pounds)                       109,188
  13,000    Lindab AB Class B (Swedish
            Kronor)                                183,257
  23,800    Meyer International (British
            Pounds)                                166,378
  13,400    Premdor, Inc. (Canadian
            Dollars)*                              125,792
   8,000    Rinnai (Japanese Yen)                  171,983
   8,400    Rinol AG (German Marks)                239,587
  27,000    SIG PLC (British Pounds)               142,909
  50,000    Sunway Building Technology
            Berhad (Malaysian Ringgits)            168,384
   6,000    Takara Standard Co. (Japanese
            Yen)                                    52,434
  12,500    Unicem SPA (Italian Lire)*              87,570
  17,300    Westburne, Inc. (Canadian
            Dollars)*                              208,177
                                               -----------
                                                 2,635,624
                                               -----------
            BUSINESS SERVICES (1.6%)
  45,000    Adsteam Marine Ltd.* (Australian
            Dollars)                                94,733
 182,000    Aerodata Holdings (Australian
            Dollars)                                79,083
     995    Assystem (French Francs)                56,945
  13,000    BISYS Group, Inc.*                     542,750
   1,300    Bellsystem 24, Inc. (Japanese
            Yen)                                   193,131
  10,500    CDI Corp.*                             437,719
  12,000    Daiseki Co. (Japanese Yen)             251,682
   3,000    Daitec Company Limited (Japanese
            Yen)                                   128,463
  13,000    Gartner Group, Inc. Class A*           467,187
   8,000    Meitec (Japanese Yen)                  238,399

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            BUSINESS SERVICES (CONTINUED)
     200    Oyo Corp. (Japanese Yen)          $      7,778
   2,240    Petroleum Geo-Services ASA
            (Norwegian Kroner)*                    108,012
  40,100    RCO Holdings (British Pounds)          113,465
  35,000    Ricardo Group (British Pounds)          78,645
  12,000    Scandia Consult AB (Swedish
            Kronor)                                 79,149
  60,130    Shanks & McEwan Group (British
            Pounds)                                146,121
   8,300    Technology Solutions Co.*              327,850
  40,000    Tecnost SPA (Italian Lire)              72,407
   8,500    WPP Group PLC ADR*                     346,375
                                               -----------
                                                 3,769,894
                                               -----------
            CHEMICALS AND FERTILIZERS (0.7%)
   2,400    Cheminova (Danish Kroner)               57,550
  31,200    Giovanni Crespi (Italian Lire)          78,848
   1,520    Grande Paroisse SA (French
            Francs)*                               105,892
  50,000    Holliday Chemical Holdings PLC
            (British Pounds)                       118,176
  27,100    Lawter International, Inc.             342,137
  16,400    Lilly Industries, Inc.                 330,050
   3,000    Maezawa Kaisei Industries
            (Japanese Yen)                          70,786
   4,100    McWhorter Technologies, Inc.*           97,887
  10,000    Osaka Organic Chemical (Japanese
            Yen)                                   103,994
  15,000    Riken Vinyl Industry Co.
            (Japanese Yen)                         108,276
     100    Siegfried AG (Swiss Francs)            111,469
   2,900    Tessenderlo Chemical (Belgian
            Francs)                                142,782
   3,000    Werner Soderstom Class B
            (Finnish Marks)                        103,962
                                               -----------
                                                 1,771,809
                                               -----------
            COMMERCIAL SERVICES (2.2%)
  20,500    ABR Information Services, Inc.*        594,500
   2,500    Benesse Corp. (Japanese Yen)           139,823
  10,000    Computer Learning Centers, Inc.        420,000
  20,000    Danka Business Systems PLC ADR         817,500
   6,000    Interim Services, Inc.*                267,000
  23,500    Robert Half International, Inc.*     1,105,969
  27,000    Romac International*                   884,250
  15,000    SOS Staffing Services, Inc.*           232,500
   9,000    Superior Services, Inc.*               213,750
   6,500    Sylvan Learning Systems, Inc.*         221,000
   7,000    U.S. Rentals, Inc.*                    177,188
   6,000    Valassis Communications, Inc.*         144,000
                                               -----------
                                                 5,217,480
                                               -----------
            COMMUNICATIONS & MEDIA (3.2%)
 170,000    Becker Group Ltd. (Australian
            Dollars)*                              161,747

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMUNICATIONS & MEDIA (CONTINUED)
  21,500    Central Newspapers, Inc. Class A  $  1,539,938
  18,900    Central European Media
            Enterprises Ltd.*                      491,400
  17,000    Chancellor Broadcasting Corp.
            Class A*                               680,000
 161,730    Editoriale L'Expresso SPA
            (Italian Lire)                         537,991
  32,450    Harte-Hanks Communications, Inc.       957,275
  12,000    Heftel Broadcasting Corp.*             663,000
  12,000    Lin Television Corp.*                  529,500
  10,500    Mail-Well, Inc.*                       299,250
  29,300    Outdoor Systems, Inc.*               1,120,725
   1,100    UBI Soft Entertainment (French
            Francs)                                 86,188
  12,300    Universal Outdoor Holdings, Inc.       428,963
   8,100    Wegener NV (Netherlands
            Guilders)                              188,103
                                               -----------
                                                 7,684,080
                                               -----------
            COMPUTER EQUIPMENT (1.3%)
  22,000    Apex PC Solutions, Inc.*               434,500
  49,100    Auspex Systems, Inc.*                  472,588
  44,600    Borland International, Inc.*           309,413
  20,400    D H Technology, Inc.*                  331,500
   9,000    Data General Corp.*                    234,000
  15,100    National Instruments Corp.*            532,275
  18,000    NeoMagic Corp.*                        402,750
  11,000    SMART Modular Technologies,
            Inc.*                                  371,250
                                               -----------
                                                 3,088,276
                                               -----------
            COMPUTER SERVICE (2.3%)
 525,000    Anite Group PLC (British
            Pounds)*                               297,104
   7,300    Aris Corporation*                      159,687
  13,000    Computer Data Systems, Inc.*           380,250
  29,750    Computer Horizons                    1,018,938
   6,600    Enator AB (Swedish Kronor)*            117,792
   5,000    Fiserv, Inc.*                          223,125
   5,500    Frontec AB (Swedish Kronor)*            46,235
   7,000    INES Corp. (Japanese Yen)              124,792
   5,600    Ingenico (French Francs)               142,125
  11,000    Micro Focus Group PLC (British
            Pounds)*                               330,476
   4,100    National Data Corp.                    177,581
  12,000    National Techteam, Inc.*               256,500
   5,600    Prosolvia AB Class B (Swedish
            Kronor)*                                86,184
  14,000    RWD Technologies, Inc.*                241,500
  14,500    Sterling Commerce, Inc.*               476,687
  10,600    SunGard Data Systems, Inc.*            492,900
  33,000    Sykes Enterprises*                     858,000
                                               -----------
                                                 5,429,876
                                               -----------

 2              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMPUTER SOFTWARE (4.4%)
   9,000    3Dlabs, Inc. Ltd.*                $    261,000
  18,200    BMC Software, Inc.*                  1,007,825
   7,000    Baan Co. NV*                           482,125
   7,000    CBT Group PLC ADR*                     441,875
 100,000    CI Technologies Group Ltd.*            112,376
  14,800    Cambridge Technology Partners,
            Inc.*                                  473,600
   6,700    Cognos, Inc.*                          208,538
   9,000    Compuware Corp.*                       429,750
  11,100    Great Plains Software, Inc.*           299,700
  10,000    HNC Software, Inc.*                    381,250
   5,700    Hummingbird Communications, Inc.
            (Canadian Dollars)*                    147,303
   9,000    Information Management
            Resources, Inc.*                       409,500
   9,600    Mcafee Associates*                     606,000
  11,000    Medasys Digital Systems (French
            Francs)*                               131,155
  10,000    PeopleSoft, Inc.*                      527,500
  22,700    Rational Software Corp.*               381,644
  14,500    Remedy Corp.*                          580,000
  50,000    Royalblue Group PLC (British
            Pounds)*                               173,727
  14,000    Saville System Ireland PLC ADR*        728,000
  19,900    Transaction System Architects
            Class A*                               686,550
   5,000    Vantive Corp.*                         141,250
   9,000    Veritas Sortware Corp.*                452,250
  12,500    Visio Corp.*                           881,250
  17,000    Wind River Systems*                    650,250
                                               -----------
                                                10,594,418
                                               -----------
            CONGLOMERATES (1.0%)
   3,800    Asko OY-A (Finnish Marks)               70,232
   1,578    Charter PLC (British Pounds)            20,946
      60    Disetronic Holding (Swiss
            Francs)*                               121,622
 550,000    Elec & Eltek International
            Holdings Ltd. (Hong Kong
            Dollars)                               161,510
  83,400    Email ORD Ltd. (Australian
            Dollars)                               296,161
   8,600    Engil-SGPS (Portuguese Escudos)        105,182
   1,400    Esselte AB (Swedish Kronor)             32,953
  76,500    Futuris Corp. (Australian
            Dollars)                               122,074
 240,000    Goodwill Investment Holding
            (Hong Kong Dollars)                     80,545
   9,180    Grupo Duro-Felguer SA (Spanish
            Pesetas)                               112,979
     150    Gurit-Heberlein AG Bearer (Swiss
            Francs)                                468,171
   3,000    Haw Par Brothers (Singapore
            Dollars)                                 2,560
   1,000    Oerlikon-Buehrle Holdings AG
            (Swiss Francs)                         117,300
  50,000    Overseas Union Enterprise Ltd.
            (Singapore Dollars)                    230,802
     700    Sipef SA (Belgian Francs)              147,983

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONGLOMERATES (CONTINUED)
   7,410    Unitor ASA (Norwegian Kroner)     $    106,281
 338,000    Wrightson Limited (New Zealand
            Dollars)                               215,330
                                               -----------
                                                 2,412,631
                                               -----------
            CONSTRUCTION & HOUSING (1.5%)
  37,000    AMEC PLC (British Pounds)               92,377
   2,400    Alinco (Japanese Yen)                   27,475
     900    Bien-Haus AG (German Marks)            309,900
  58,000    Bryant Group (British Pounds)          125,499
     400    CTI Engineering (Japanese Yen)           5,173
   6,300    Chodai Co. (Japanese Yen)               71,572
  20,400    Coachmen Industries, Inc.              349,350
  95,000    Countryside Properties PLC
            (British Pounds)                       143,891
  15,000    Daiwa House Industry Co. Ltd.
            (Japanese Yen)                         140,260
     400    Hollandsche Beton (Netherlands
            Guilders)                               91,400
  45,470    Keller Group ORD (British
            Pounds)                                197,531
  10,000    Laing (John) PLC 'A' N/V
            (British Pounds)                        62,084
  10,000    Matsuo Bridge (Japanese Yen)            33,558
  56,571    McAlpine (Alfred) Group PLC
            (British Pounds)                       129,941
  69,930    McCarthy & Stone (British
            Pounds)                                135,018
   8,000    Nissei Build Kogyo (Japanese
            Yen)                                    48,239
  10,000    Nissei Industries (Japanese Yen)        82,146
  16,000    SXL Corp. (Japanese Yen)                96,618
   3,000    Tanabe Industries (Japanese Yen)        23,857
  45,200    Texas Industries, Inc.               1,200,625
  39,150    Wilson (Connolly) (British
            Pounds)                                104,261
  14,600    Wilson Bowden (British Pounds)         123,935
                                               -----------
                                                 3,594,710
                                               -----------
            CONSUMER CYCLICALS (0.4%)
  30,200    Westwood One, Inc.*                    973,950
                                               -----------
            CONSUMER GOODS & SERVICES (3.1%)
  24,000    Alberto Culver Co. Class A             559,500
  29,000    Arbor Drugs, Inc.                      583,625
   7,500    Blyth Industries, Inc.*                253,125
   6,700    CFM Majestic, Inc. (Canadian
            Dollars)*                              108,307
  17,500    Chesapeake Corp.                       590,625
  34,900    Christies International PLC
            (British Pounds)                       174,849
  25,000    DE Rigo SPA ADR*                       210,938
   5,500    Denny's Japan Co. Ltd. (Japanese
            Yen)                                   165,822
  14,200    Devry, Inc.*                           383,400
  34,000    Fisher Paykel Industries (New
            Zealand Dollars)                       132,497

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSUMER GOODS & SERVICES (CONTINUED)
     350    Fotolabo SA (Swiss Francs)        $    111,641
  11,550    Fuji Denki Reinki ORD (Japanese
            Yen)                                    90,842
  21,000    Helen of Troy*                         538,125
  17,500    ITT Educational Services, Inc.*        434,219
 100,000    McPhersons Ltd. (Australian
            Dollars)*                              193,287
  23,500    Mohawk Industries, Inc.*               534,625
 175,000    Moulin International Holdings
            Ltd. (Hong Kong Dollars)*              127,627
  18,000    Sola International*                    603,000
  21,000    Watts Industries, Inc.                 504,000
  24,000    Westpoint Stevens, Inc.*               939,000
  17,500    York Group, Inc.                       328,125
                                               -----------
                                                 7,567,179
                                               -----------
            CONTAINERS (0.7%)
  30,400    Aptargroup, Inc.                     1,375,600
  11,200    Libbey, Inc.                           392,000
                                               -----------
                                                 1,767,600
                                               -----------
            DATA PROCESSING & REPRODUCTION (0.2%)
  22,212    Array Printers AB Class B
            (Swedish Kronor)*                      120,653
   9,000    Intec, Inc. (Japanese Yen)             120,336
   2,000    Riso Kagaku Corp. (Japanese Yen)       164,293
                                               -----------
                                                   405,282
                                               -----------
            ELECTRICAL EQUIPMENT (0.9%)
  16,100    Continental Circuits Corp.*            223,388
   8,250    Data Modul AG (German Marks)           241,463
  13,250    Holophane Corp.*                       265,000
  16,400    Kent Electronics Corp.*                601,675
  20,000    Nippon Chemi-Corp. (Japanese
            Yen)                                   105,916
  20,700    Nu Horizons Electronics Corp.*         169,481
   5,000    Seiwa Electric Manufacturing Co.
            (Japanese Yen)                          54,619
   8,600    Teleflex, Inc.                         268,750
   7,000    Teradyne, Inc.*                        274,750
                                               -----------
                                                 2,205,042
                                               -----------
            ELECTRONICS (2.4%)
  10,600    Altera Corp.*                          535,300
   1,550    Effeff Fritz Fuss GmbH & Co.
            (German Marks)                          63,156
  36,000    Gasonics International Corp.*          490,500
   5,000    Geomatec Co. (Japanese Yen)            118,413
  31,000    Iwatsu Electric (Japanese Yen)*        100,236
   4,000    Jastec (Japanese Yen)                   55,230
  29,000    Jeol (Japanese Yen)                    191,086
  20,000    KLA-Tencor Corp.*                      975,000
  11,900    Lam Research Corp.*                    441,044
   1,030    Martin Gruppen                          79,999


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            ELECTRONICS (CONTINUED)
  16,300    Methode Electronics, Inc. Class
            A                                 $    323,963
   6,000    Nihon Dempa Kogyo (Japanese Yen)       109,062
   7,480    Nitto Electric Works (Japanese
            Yen)                                   133,350
  18,800    Pioneer Standard Electronics,
            Inc.                                   253,800
   3,500    Pricer AB B Shares (Swedish
            Kronor)*                               120,404
  12,000    Ricoh Elemes (Japanese Yen)            156,253
   8,100    SCI Systems, Inc.                      516,375
   5,600    Spectra-Physics AB A Shares
            (Swedish Kronor)                       100,669
  15,800    Synopsys, Inc.*                        580,650
      60    Tecan (Swiss Francs)*                  114,007
  62,000    Venture Manufacturing (Singapore
            Dollars)                               202,070
                                               -----------
                                                 5,660,567
                                               -----------
            ELECTRONICS-SEMICONDUCTOR (3.2%)
   6,000    ANADIGICS, Inc.*                       186,000
   6,000    ASM Lithography Holding NV*            351,000
  38,500    Cypress Semiconductor Corp.*           558,250
  28,200    Dallas Semiconductor Corp.           1,106,850
  39,000    Elec & Eltek International Co.
            Ltd. (Singapore Dollars)               218,400
  15,300    Maxim Integrated Products, Inc.*       870,188
  13,900    Microchip Techonology, Inc.*           413,525
   8,500    Novellus Systems, Inc.*                735,250
  40,000    PMC-Sierra, Inc.*                    1,050,000
  11,000    Photronics, Inc.*                      525,250
   5,000    Ryosan Co. Ltd. (Japanese Yen)         117,102
   3,000    Ryoyo Electric (Japanese Yen)           59,250
   6,000    Sipex Corp.*                           217,500
   6,000    Uniphase Corp.*                        349,500
 120,000    Wong's Circuits Holdings Ltd.*
            (Singapore Dollars)                    201,600
  14,500    Xilinx, Inc.*                          711,406
                                               -----------
                                                 7,671,071
                                               -----------
            ENVIRONMENTAL SERVICES (0.9%)
  36,600    Allied Waste Industries, Inc.*         635,925
  19,600    Newpark Resources, Inc.*               661,500
  18,100    Waste Industries, Inc.*                319,012
  15,800    USA Waste Services, Inc.*              610,275
                                               -----------
                                                 2,226,712
                                               -----------
            FINANCIAL SERVICES (5.3%)
  10,600    ARM Financial Group, Inc. Class
            A*                                     212,000
   1,200    Aeon Credit Service (Japanese
            Yen)                                    78,126
   6,300    Allmerica Financial Corp.              251,213
  26,000    Amerin Corp.*                          630,500
  20,000    AmerUs Life Holdings, Inc. Class
            A                                      557,500

 4              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL SERVICES (CONTINUED)
  10,000    Capital RE Corp.                  $    535,000
  16,600    City National Corp.                    399,437
  11,100    ContiFinancial Corp.*                  405,150
  30,000    D&N Financial Corp.*                   577,500
  16,000    Executive Risk, Inc.                   832,000
  21,500    First Financial Caribbean Corp.        701,437
  20,000    Firstplus Financial Group, Inc.*       680,000
   7,000    Ichiyoshi Securities (Japanese
            Yen)                                    27,100
  22,000    Imperial Credit Industries,
            Inc.*                                  452,375
   2,000    Japan Associated Finance
            (Japanese Yen)*                        157,301
   8,000    Legg Mason, Inc.                       430,500
  54,000    Life USA Holding, Inc.*                769,500
  25,040    London Forfeiting Co. (British
            Pounds)                                164,627
  12,500    Nac Re Corp.                           604,688
   2,650    OM Gruppen AB (Swedish Kronor)          82,252
  13,600    Ohio Casualty Corp.                    598,400
   8,300    Patriot American Hospitality,
            Inc.                                   211,650
   7,600    Price (T. Rowe) & Associates           392,350
   3,000    Promise Co. Ltd. (Japanese Yen)        171,983
  22,000    R & G Financial Corp.                  572,000
   9,600    Shinki Comp. Ltd. (Japanese Yen)       238,259
     700    Shohkoh Fund (Japanese Yen)            212,270
   5,500    Starwood Lodging Trust                 234,781
  24,000    Terra Nova (Bermuda) Holdings          504,000
  27,720    Titan Holdings, Inc.                   658,350
     870    Union Financiere-France Banque
            (French Francs)                        103,436
   9,000    Vesta Insurance Group, Inc.            389,250
                                               -----------
                                                12,834,935
                                               -----------
            FOOD & BEVERAGE (1.2%)
   3,000    B-R 31 Ice Cream Co. (Japanese
            Yen)                                    26,217
   9,600    Bush Boake Allen, Inc.*                298,800
  37,500    Carlsberg Brewery Malaysia
            Berhad (Malaysian Ringgits)            193,146
   6,800    Coca-Cola Femsa SA -- SP ADR           351,050
   1,400    Corona-Lotus NV (Belgian Francs)        95,410
   5,320    Ebro Agricolas, Compania de
            Alimentacion SA (Spanish
            Pesetas)                               103,998
   7,000    Fine Host Corp.*                       220,500
  75,000    Finlay (James) PLC (British
            Pounds)                                137,317
  19,300    Hardys & Hanson PLC (British
            Pounds)                                 84,807
  13,000    Hokkaido Coca-Cola Bottling
            (Japanese Yen)                         178,362
  71,400    Illovo Sugar Ltd. (South African
            Rand)                                  163,722
   2,520    Louis Dreifus Citrus (French
            Francs)                                 94,217
  12,000    Mikuni Coca-Cola Bottling
            (Japanese Yen)                         178,275

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FOOD & BEVERAGE (CONTINUED)
   9,300    Nutreco Holding NV (Netherlands
            Guilders)*                        $    193,186
  26,000    Shoei Foods Corp. (Japanese Yen)       127,467
  35,000    Soken Co. Ltd. (Japanese Yen)           85,642
   7,000    Suiza Foods Corp.*                     287,000
  22,200    Thorntons PLC (British Pounds)          72,054
                                               -----------
                                                 2,891,170
                                               -----------
            FOREST PRODUCTS (0.2%)
   4,200    Dainippon Shigyo (Japanese Yen)         23,857
   6,840    Miquel Y Costas (Spanish
            Pesetas)*                              309,746
  29,000    Nippon Hi-Pack Co. (Japanese
            Yen)                                   169,545
                                               -----------
                                                   503,148
                                               -----------
            FURNISHINGS & APPLIANCES (0.3%)
  16,700    Sunbeam Corp., Inc.                    630,425
                                               -----------
            HEALTHCARE (6.0%)
  26,900    ADAC Labs                              635,512
   6,000    Advanced Technology Labs, Inc.*        258,000
  28,000    Alpharma, Inc. Class A                 446,250
   6,000    Amerisource Health Corp. Class
            A*                                     299,250
   7,600    Amersham International (British
            Pounds)                                201,132
   8,000    Arterial Vascular Engineering,
            Inc.*                                  257,500
 125,000    Australian Hospital Care Ltd.          215,388
   9,237    Block Drug, Inc. Class A               404,119
  49,000    Bone Care International, Inc.*         637,000
  35,900    Esaote Biomedica SPA (Italian
            Lire)*                                  94,735
  11,000    Express Scripts, Inc. Class A*         459,250
  11,200    Henry Schein, Inc.*                    350,000
  17,000    IDX Systems Corp.*                     586,500
  39,900    Incontrol, Inc.*                       354,112
  11,000    Kanto Biomedical Laboratory
            (Japanese Yen)                         170,148
  52,000    Kinetic Concepts, Inc.                 936,000
  45,600    London International Group PLC
            (British Pounds)                       130,546
  27,800    Marquette Medical Systems Class
            A*                                     611,600
  31,000    Medical Resources, Inc.*               511,500
  21,000    Mentor Corp./Minn.                     622,125
  25,900    Mid Atlantic Medical Services,
            Inc.*                                  403,069
   3,000    Nichii Gakkan Co. (Japanese Yen)       167,788
  30,000    NovaCare, Inc.*                        416,250
   5,000    Oxford Health Plans, Inc.*             358,750
  18,000    Parexel International Corp.*           571,500
  10,600    Patterson Dental Co.*                  363,712
   5,000    Pediatrix Medical Group, Inc.*         229,062
  40,000    Physio-Control International
            Corp.*                                 600,000
  33,500    Polymer Group, Inc.*                   540,187

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            HEALTHCARE (CONTINUED)
   8,000    SRL (Japanese Yen)                $    123,045
  22,000    Sabratek Corp.*                        616,000
   3,120    Scandinavian Mobility
            International (Danish Kroner)*          33,644
   6,600    Sofamor Danek Group, Inc.*             301,950
  23,000    Sorin Biomedica Group SPA
            (Italian Lire)                          71,643
  30,000    Sun Healthcare Group, Inc.*            624,375
  17,000    Sybron International Corp.*            677,875
   8,000    Toa Medical Electronics
            (Japanese Yen)                         139,124
                                               -----------
                                                14,418,641
                                               -----------
            INDUSTRIAL MISCELLANEOUS (2.3%)
  45,700    Apogee Enterprises                     982,550
  49,500    BMC Industries, Inc. Minnesota       1,695,375
  35,000    Blagden Industries ORD (British
            Pounds)                                 83,597
  11,900    Brady WH Co.                           345,100
  37,920    Crest Packaging PLC (British
            Pounds)                                 50,493
   5,000    Enplas Corp . (Japanese Yen)            91,322
   1,880    Euro D'Extincteurs (French
            Francs)                                129,370
     376    Euro D'Extincteurs (French
            Francs)**                               23,972
     720    GFI Industries SA (French
            Francs)                                110,743
  12,350    Grammer AG (German Marks)              347,288
     250    Huber Suhner AG (Swiss Francs)         317,259
   4,970    Koninlijke Emballage Industrie
            Van Leer (Netherlands Guilders)        109,075
  11,000    Low and Bonar ORD (British
            Pounds)                                 54,927
   1,700    Mayr-Melnhof Karton (Austrian
            Schillings)*                            87,350
   7,900    Pentair, Inc.                          259,712
 150,000    Princedale Group PLC (British
            Pounds)                                 89,880
     830    Semperit AG Holdings (Austrian
            Schillings)                             70,605
   4,000    Shaw Industries Ltd. Class A
            (Canadian Dollars)                     101,631
   1,000    Tenryu Saw Manufacturing Co.
            (Japanese Yen)                          20,624
   7,000    Vidrala SA (Spanish Pesetas)           305,569
   5,750    Vossloh (German Marks)                 292,037
  22,000    Waddington PLC (British Pounds)         99,967
                                               -----------
                                                 5,668,446
                                               -----------
            INSURANCE (2.3%)
   3,200    Allmerica Property & Casualty
            Companies, Inc.                        104,800
   7,000    Equitable of Iowa Companies            392,000
  15,500    Everest Reinsurance Holdings,
            Inc.                                   614,187
  12,500    FBL Financial Group, Inc.              471,875

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            INSURANCE (CONTINUED)
  14,500    Fremont General Corp.             $    583,625
  10,500    Frontier Insurance Group               679,875
  10,000    Hartford Life, Inc. Class A*           375,000
  81,000    Heath (C.E.) PLC (British
            Pounds)                                184,030
  38,390    Jardine Lloyd Thomson Group
            (British Pounds)                       110,544
  65,000    Lambert Fenchurch Group PLC
            (British Pounds)                       124,417
  73,000    New Cap Reinsurance Corp.
            (Australian Dollars)*                  162,593
  11,600    Penncorp Financial Group, Inc.         446,600
  11,000    W.R. Berkley Corp.                     647,625
  20,000    Western National Corp.                 536,250
                                               -----------
                                                 5,433,421
                                               -----------
            LEISURE/ENTERTAINMENT (1.1%)
   1,000    Azkoyen SA (Spanish Pesetas)           124,430
   3,100    H I S Co. Ltd. (Japanese Yen)          163,899
     816    Infogrames Entertainment (French
            Francs)*                               105,772
 259,110    Kunick PLC (British Pounds)             94,880
      30    Kuoni Reisen AG (Swiss Francs)         102,895
  41,050    NCL Holdings ASA (Norwegian
            Kroner)*                               129,531
  15,500    Premier Parks, Inc.*                   571,562
   6,200    Regal Cinemas, Inc.*                   204,600
  35,000    Rio Hotel and Casino, Inc.*            527,188
   1,390    Salomon SA (French Francs)             106,093
   7,000    Shingakukai Co. Ltd. (Japanese
            Yen)                                    36,704
  32,300    Vistana, Inc.*                         500,650
                                               -----------
                                                 2,668,204
                                               -----------
            LEISURE SERVICE (1.4%)
  20,000    CapStar Hotel Co.*                     640,000
  10,900    Doubletree Corp.*                      448,263
  17,000    La Quinta Inns, Inc.                   371,875
   6,000    Marcus Corp.                           153,750
  46,700    Prime Hospitality Corp.*               922,325
  28,000    Wyndham Hotel Corp.*                   913,500
                                               -----------
                                                 3,449,713
                                               -----------
            MACHINERY & CAPITAL GOODS (1.9%)
   2,500    Agie Charmille Holding AG (Swiss
            Francs)                                248,662
  12,100    Alamo Group, Inc.                      251,831
  10,600    Dionex Corp.*                          543,250
   5,000    Fuji Machine Manufacturing Co.
            (Japanese Yen)                         181,334
  10,500    IDEX Corp.                             346,500
  30,000    JLK Direct Distribution, Inc.
            Class A*                               768,750
  12,300    Kaydon Corp.                           610,387
   7,500    Lincoln Electric Co. Class A           286,875

 6              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & CAPITAL GOODS (CONTINUED)
  17,000    Miller Industries, Inc.*          $    272,000
     200    Roper Industries, Inc.                  10,375
  26,900    Stewart & Stevenson Services,
            Inc.                                   699,400
  17,100    Wolverine Tube Co.*                    476,663
                                               -----------
                                                 4,696,027
                                               -----------
            MACHINERY & ENGINEERING (2.2%)
  22,000    AIM Group PLC (British Pounds)         215,313
 156,000    ASM Pacific Technology (Hong
            Kong Dollars)                          108,736
  75,000    Adwest Group PLC (British
            Pounds)                                132,324
   6,180    Asahi Diamond Industrial
            (Japanese Yen)                          57,247
   7,000    BE Semiconductor Industries
            (Netherlands Guilders)*                101,108
   1,200    B.M.T. NV (Belgian Francs)             223,310
     270    Batenburg Beheer (Netherlands
            Guilders)                               45,792
   1,600    Bioblock Scientific (French
            Francs)                                 79,334
  58,000    Bulllough PLC (British Pounds)*        104,261
   6,090    Carclo Engineering Group ORD
            (British Pounds)                        18,550
   3,500    Cardo AB (Swedish Kronor)              103,656
  28,600    Carraro SPA (Italian Lire)             146,236
 122,000    Chen Hsong ORD (Hong Kong
            Dollars)                                70,864
      40    Christ AG* (Swiss Francs)               29,359
     400    DMW Corp. (Japanese Yen)                16,604
   1,000    Duerr Beteiligungs AG (German
            Marks)                                  41,320
   2,000    Econosto (Netherlands Guilders)         36,850
   2,000    Glory (Japanese Yen)                    44,569
 106,000    Graseby PLC (British Pounds)           273,469
   1,200    Hoganas AB (Swedish Kronor)             39,962
     780    Interroll Holding AG-Reg.*
            (Swiss Francs)                         130,820
     500    KCI Konecranes International
            (Finnish Marks)*                        21,948
     360    Le Carbone Lorraine (French
            Francs)                                 87,687
     250    Leonische Drahtwerke (German
            Marks)                                 101,148
 230,000    MacMahon Holdings (Australian
            Dollars)                               172,310
   1,220    Manitou (French Francs)                151,697
  11,700    McKechnie ORD (British Pounds)          82,570
   1,500    Mikron Holding AG (Swiss
            Francs)*                               267,526
   5,600    Oiles Corp. (Japanese Yen)             180,093
     230    Phoenix Meccano (Swiss Francs)         119,907
 120,000    Protean PLC (British Pounds)           267,643
     980    Radiall (French Francs)                113,509
  14,000    Sanden (Japanese Yen)                  117,452
     430    Saurer AG Arbon (Swiss Francs)         285,231

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            MACHINERY & ENGINEERING (CONTINUED)
  96,200    Senior Engineering Group
            (British Pounds)                  $    219,364
     130    Sez Holding AG Reg. A (Swiss
            Francs)                                257,717
      65    Sig Schw Sirx (Swiss Francs)           197,301
  13,000    Sodick (Japanese Yen)*                 105,768
   1,600    Svedala Industries (Swedish
            Kronor)                                 33,315
  28,800    Tamrock OY Corp. (Finnish
            Marks)*                                 82,061
   7,350    Toolex Alpha NV (Netherlands
            Guilders)*                              76,902
  72,000    Trinity Holdings ORD (British
            Pounds)                                305,592
     910    Twentsche Kabel Holdings
            (Netherlands Guilders)                  49,464
  33,400    Weir Group (British Pounds)            137,591
                                               -----------
                                                 5,453,480
                                               -----------
            MATERIALS & PROCESSING (1.3%)
  10,500    AEP Industries, Inc.*                  420,000
  25,000    Crompton & Knowles Corp.*              556,250
  12,000    Culligan Water Technologies,
            Inc.*                                  537,000
   4,200    Hexcel Corp.*                           72,450
  39,000    Jefferson Smurfit Corp.*               624,000
  16,500    OM Group, Inc.                         546,562
 105,000    Strategic Distribution, Inc.*          400,313
                                               -----------
                                                 3,156,575
                                               -----------
            METAL PRODUCT & FABRICATION (0.4%)
  13,700    Applied Industrial Technology,
            Inc.                                   493,200
 325,000    Jiangxi Copper Company Ltd.
            (Hong Kong Dollars)*                    89,145
  16,900    NN Ball & Roller, Inc.                 211,250
   3,000    Osaka Steel Co. Ltd. (Japanese
            Yen)                                    28,839
  51,580    Tubacex SA (Spanish Pesetas)           177,463
                                               -----------
                                                   999,897
                                               -----------
            METALS/MINING (0.3%)
 150,000    Black Hawk Mining (Canadian
            Dollars)*                               54,368
  13,800    Boliden Ltd. (Canadian Dollars)*        73,527
  21,571    Breakwater Resources (Canadian
            Dollars)*                               75,057
  30,000    Croesus Mining (Australian
            Dollars)                                10,114
   7,700    Free State Consolidated Gold
            Mines Ltd. (South African Rand)         38,538
   8,200    Harmony Gold Mining (South
            African Rand)                           37,515
  89,600    Portman Mining Ltd. (Australian
            Dollars)                               221,516

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            METALS/MINING (CONTINUED)
  95,000    Savage Resources (Australian
            Dollars)                          $     85,406
  45,000    Westmin Resources Ltd. (Canadian
            Dollars)*                              215,295
                                               -----------
                                                   811,336
                                               -----------
            OFFICE EQUIPMENT (0.6%)
  11,000    Itoki Crebio Corp. (Japanese
            Yen)                                    67,578
  15,000    Knoll, Inc.*                           356,250
   7,000    Max Co. (Japanese Yen)                 131,521
  20,000    Miller (Herman), Inc.*                 720,000
   2,750    Turbon International AG (German
            Marks)                                  84,749
                                               -----------
                                                 1,360,098
                                               -----------
            OIL & GAS/ENERGY (7.8%)
  16,400    Brown (Tom), Inc.*                     348,500
  54,000    Cairn Energy USA, Inc.*                708,750
  13,000    Camco International, Inc.              711,750
  19,200    Chieftain International, Inc.*         421,200
   1,590    Cie Generale De Geophysique SA
            (French Francs)                        154,913
   8,800    Cliffs Drilling Co.*                   321,200
  13,000    Cooper Cameron Corp.*                  607,750
  24,700    Dawson Production Services,
            Inc.*                                  345,800
  19,300    Dreco Energy Service Ltd. Class
            A*                                   1,013,250
  15,000    EDP-Electricidade de Portugal,
            SA (Portuguese Escudos)                275,613
  15,000    EVI, Inc.*                             630,000
  14,500    Falcon Drilling, Inc.*                 835,562
  63,100    Global Industries Ltd.*              1,473,972
  60,000    Gulf Canada Resources Ltd. ORD*        498,750
  59,200    Nabors Industries, Inc.*             1,480,000
  22,600    National-Oilwell, Inc.*              1,299,500
  19,000    Flores & Rucks, Inc.*                  878,750
  37,800    Oceaneering International, Inc.*       699,300
  42,400    Offshore Logistics, Inc.*              800,300
  14,800    Petroleum Geo Services ADR*            723,350
 120,800    Pride International Inc.*            2,899,200
   6,600    Smith International, Inc.*             400,950
  13,200    Stone Energy Corp.*                    361,350
  21,700    Texas Meridian Resources Corp.*        260,400
  30,500    Transmontaigne Oil Co.*                606,188
  15,000    Tuboscope Vetco International
            Corp.*                                 298,125
                                               -----------
                                                19,054,423
                                               -----------
            PHARMACEUTICALS (1.3%)
   1,000    Andreae Noris Zahn (German
            Marks)                                  40,746
   8,000    Biofermin Pharmaceuticals
            (Japanese Yen)                          69,213
   6,200    Dura Pharmaceuticals, Inc.*            247,225
  10,000    Elan Corp. PLC ADR*                    452,500

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            PHARMACEUTICALS (CONTINUED)
     380    Galencia Holding AG (Swiss
            Francs)                           $    178,557
  14,500    Gilead Sciences, Inc.*                 400,562
   3,560    Neurosearch A/S (Danish Kroner)*       224,960
   4,000    OXiGENE, Inc. (Swedish Kronor)*        130,879
  22,900    Recordati SPA (Italian Lire)           165,542
  37,500    Sepracor, Inc.*                        967,969
   5,000    Teikoku Hormone (Japanese Yen)          59,862
   7,750    United Drug (Irish Punts)               46,187
  16,000    Yoshitomi Pharmaceutical
            Industries (Japanese Yen)              116,752
                                               -----------
                                                 3,100,954
                                               -----------
            PRODUCER DURABLES (2.0%)
  28,000    Allied Products Corp. DE               927,500
  40,000    DeCrane Aircraft Holdings, Inc.*       595,000
  30,000    Gerber Scientific, Inc.                592,500
  21,500    Greenfield Industries, Inc.            580,500
  25,000    Halter Marine Group, Inc.*             600,000
  55,000    Mechanical Dynamics, Inc.*             398,750
  25,000    Rohr, Inc.*                            548,438
  35,000    Titan International, Inc.              616,875
                                               -----------
                                                 4,859,563
                                               -----------
            PUBLISHING (0.4%)
   6,600    Houghton Mifflin Co.                   440,550
   9,333    Pulitzer Publishing Co.                494,649
                                               -----------
                                                   935,199
                                               -----------
            REAL ESTATE (1.2%)
 100,000    Bolton Properties Berhad
            (Malaysian Ringgits)                   142,631
  13,600    Bradford Property Trust PLC ORD
            (British Pounds)                        60,666
  13,500    CarrAmerica Realty Corp.               388,125
  18,000    Cesar Co. (Japanese Yen)                82,111
   2,090    Crescent Operating, Inc.                25,080
  20,900    Crescent Real Estate Equities
            Company                                663,575
  45,472    Great Portland Estates (British
            Pounds)                                156,670
  18,600    NHP, Inc.*                             418,500
 280,760    Regalian Properties (British
            Pounds)                                186,924
  17,200    Security Capital Pacific Trust         393,450
  99,000    TBI PLC (British Pounds)               143,359
   5,000    TOC (Japanese Yen)                      59,425
  10,000    Vallehermoso SA (Spanish
            Pesetas)                               270,279
                                               -----------
                                                 2,990,795
                                               -----------

 8              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RESTAURANTS (0.3%)
  21,300    PJ America, Inc.*                 $    362,100
   9,000    Papa John's International, Inc.*       330,750
                                               -----------
                                                   692,850
                                               -----------
            RETAIL STORES (5.2%)
  40,400    99 Cents Only Stores*                1,217,050
  51,000    Alexon Group ORD (British
            Pounds)                                158,738
  24,800    Black Box Corp. DE                     998,200
  28,200    Borders Group, Inc.*                   680,325
 165,000    Budgens PLC (British Pounds)           105,734
   4,800    Circle K Japan Co. (Japanese
            Yen)                                   276,012
  19,950    Consolidated Products Co.*             244,388
   2,000    Deo Deo Corp. (Japanese Yen)            39,151
   2,600    Dollar General Corp.                    97,500
  31,000    Dominick's Supermarkets, Inc.*         825,375
  17,000    Dylex Ltd. (Canadian Dollars)*          87,495
  18,000    Eagle Hardware & Garden, Inc.*         411,750
  14,500    Family Dollar Stores, Inc.             395,125
   6,300    Fast Retailing Co. (Japanese
            Yen)                                   203,705
  11,000    Foodland Associated Ltd.
            (Australian Dollars)                    74,168
  10,600    Footstar, Inc.*                        276,925
   7,000    Fred Meyer, Inc.*                      361,813
   4,400    Jeans Mate Corp. (Japanese Yen)         69,213
 165,900    Just Jeans Holdings Ltd.
            (Australian Dollars)                   201,347
   5,200    Kohls Corp.*                           275,275
  31,000    Linens 'N Things, Inc.*                918,375
  14,500    Mac Frugals Bargains Close-Outs,
            Inc.*                                  395,125
  46,300    Marks Brothers Jewelers, Inc.*         578,750
   5,000    Marukyo Corp. (Japanese Yen)            60,736
   6,000    Matsuyadenki Co. (Japanese Yen)         53,482
  11,000    Michael's Stores, Inc.*                233,063
  12,128    Monro Muffler Brake, Inc.*             209,199
 130,000    PT Matahari Putra Prima --
            Foreign (Indonesian Rupee)             203,167
  11,600    Payless Shoesource, Inc.*              634,375
  35,000    Racing Champions Corp.*                542,500
  13,000    Schultz Sav-o Stores, Inc.             230,750
   6,400    ShopKo Stores, Inc.                    163,200
  35,000    Somerfield PLC (British Pounds)        105,443
  17,500    Staples, Inc.*                         406,875
  29,700    The Body Shop International
            (British Pounds)                        75,634
   4,000    Tsutsumi Jewelry Co. (Japanese
            Yen)                                   101,372
  12,000    U.S. Office Products Co.*              366,750
   7,800    Williams-Sonoma, Inc.*                 333,450
   5,000    Xebio Co. Ltd. (Japanese Yen)          123,219
                                               -----------
                                                12,734,754
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RETAILING & DISTRIBUTORS (0.4%)
   3,000    Denkyosha Co. (Japanese Yen)      $     22,284
  37,200    ISA International PLC (British
            Pounds)                                118,881
  29,550    Richfood Holdings, Inc.                768,300
                                               -----------
                                                   909,465
                                               -----------
            TECHNOLOGY (1.1%)
   5,200    Analysts International Corp.           174,200
  22,700    CACI International, Inc. Class
            A*                                     346,175
  57,200    Reynolds & Reynolds Co. Class A        900,900
  52,000    Vanstar Corp.*                         734,500
  12,000    Viasoft, Inc.*                         609,000
                                               -----------
                                                 2,764,775
                                               -----------
            TELECOMMUNICATIONS (1.1%)
  12,340    Amper SA (Spanish Pesetas)             351,565
  10,000    Billing Information Concepts*          348,750
 436,000    Champion Technology (Hong Kong
            Dollars)                                56,278
  21,000    Ericsson SPA (Italian Lire)            362,239
  15,000    Intermedia Communications of
            Florida, Inc.*                         485,625
  16,300    McLeod, Inc.*                          550,125
  13,200    Worldcom, Inc.*                        422,400
                                               -----------
                                                 2,576,982
                                               -----------
            TELECOMMUNICATION EQUIPMENT (1.4%)
   4,200    Advanced Fibre Communications*         253,575
  30,000    Anicom, Inc.*                          360,000
  25,000    Aspect Telecommunications Corp.*       556,250
  10,000    Boston Technology, Inc.*               295,625
  14,000    Brightpoint, Inc.*                     455,875
   5,000    Comverse Technology, Inc.*             260,000
   5,000    Davox Corporation*                     178,750
 360,029    Kantone Holdings Ltd. (Hong Kong
            Dollars)*                               37,642
   8,000    Nice Systems Ltd.                      240,000
  35,900    Paging Network, Inc.*                  315,245
  26,000    Radiant Systems, Inc.*                 542,750
                                               -----------
                                                 3,495,712
                                               -----------
            TEXTILE/APPAREL (1.5%)
   2,000    Co-Cos Nobuoka Co. (Japanese
            Yen)                                    17,827
 106,000    Dawson International PLC
            (British Pounds)                       125,266
     429    Devanlay SA (French Francs)             44,063
     440    Deveaux SA (French Francs)              54,711
     100    Etienne Aigner AG (German Marks)        45,796
 900,000    First Sign International Holding
            Ltd. (Hong Kong Dollars)               174,257
   1,340    Gamma Holding NV (Netherland
            Guilders)                               72,153

            NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            TEXTILE/APPAREL (CONTINUED)
  33,000    Gunze (Japanese Yen)              $    150,537
   5,500    Jones Apparel Group, Inc.*             262,625
     630    Kansas Erhvervbeklaed Odense A/S
            (Danish Kroner)                         41,235
  25,000    Nautica Enterprises, Inc.*             660,938
  10,200    St. John Knits, Inc.                   550,800
  15,000    Tavex Algodonero SA (Spanish
            Pesetas)*                              192,765
   9,000    Tokyo Style (Japanese Yen)             125,055
  38,550    Wolverine World Wide, Inc.           1,170,956
                                               -----------
                                                 3,688,984
                                               -----------
            TOBACCO & GROCERY (0.5%)
  12,000    800-JR CIGAR, Inc.*                    249,000
  16,600    Consolidated Cigar Holdings,
            Inc.*                                  460,650
  20,600    First Brands Corp.                     472,512
                                               -----------
                                                 1,182,162
                                               -----------
            TRANSPORTATION (0.9%)
  43,280    Frontline (Swedish Kronor)*            148,328
  17,000    Heartland Express, Inc.*               399,500
  11,700    Hvide Marine, Inc. Class A*            258,863
   5,000    Isewan Terminal Services Co.
            Ltd. (Japanese Yen)                     22,328
   5,000    Japan Airport Terminal Co.
            (Japanese Yen)                          60,736
  19,500    M.S. Carriers, Inc.*                   489,937
  17,200    Swift Transportation Co., Inc.*        507,400
   4,000    Tokyo Kisen (Japanese Yen)              19,925
  12,400    Trico Marine Services, Inc.*           270,475
                                               -----------
                                                 2,177,492
                                               -----------
            WHOLESALE & INTERNATIONAL TRADE (0.2%)
   8,300    Dahl International AB (Swedish
            Kronor)*                               163,160
  49,000    Dickson Concepts International
            Ltd. (Hong Kong Dollars)               178,361
   7,000    Inaba Denkisangyo Co. (Japanese
            Yen)                                   125,404
     200    Joyfull Co. (Japanese Yen)               2,273
                                               -----------
                                                   469,198
                                               -----------
            TOTAL COMMON STOCK
            (cost $189,013,058)                224,947,507
                                               -----------
            PREFERRED STOCK (0.1%)
            AUTO & AUTO PARTS (0.1%)
     800    Koegel Fahrzeugwerke AG-VORZ
            (German Marks)                         114,778
                                               -----------

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            CONSTRUCTION & HOUSING (0.0%)
     250    Hans Einhell NV (German Marks)    $     45,911
                                               -----------
            TOTAL PREFERRED STOCK
            (cost $149,652)                        160,689
                                               -----------


---------
PRINCIPAL
---------
             SHORT-TERM DEBT (2.2%)
$5,441,000   Merrill Lynch & Co., Inc.
             6.20%, 07/01/97
             (cost $5,441,000)                  5,440,075
                                             ------------
             U.S. GOVERNMENT OBLIGATIONS (1.1%)
 2,582,000   U.S. Treasury Bills,
             4.77% through 5.19%, 07/24/97
             through 09/18/97
             (cost $2,563,364)                  2,562,770
                                             ------------
             REPURCHASE AGREEMENTS (4.2%)
 7,804,000   Fifth Third Bank,
             5.07%, 07/01/97,
             Collateralized by $7,959,000
             FHLMC Pool
             #G10452, 7.00%, 02/01/11,
             market value $7,961,491            7,804,000
 2,315,000   Goldman Sachs,
             5.75%, 07/01/97,
             Collateralized by $2,360,000
             U.S. Treasury
             Note, 5.00%, 01/31/99, market
             value $2,365,900                   2,315,000
                                             ------------
             TOTAL REPURCHASE AGREEMENTS
             (cost $10,119,000)                10,119,000
                                             ------------
             TOTAL INVESTMENTS
             (cost $207,286,074)             $243,230,041
                                              ===========

 10              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS

                                               Contract Value       Market Value
Currency Sold:                                    (U.S. $)            (U.S. $)         (Depreciation)       Delivery Date
---------------------                          --------------       ------------       --------------       -------------
British Pounds                                    $271,257            $272,970            ($ 1,713)            07/02/97
Netherlands Guilders                               126,762             127,648                (886)            07/02/97
                                                  --------            --------             -------
  Total currency sold                             $398,019            $400,618            ($ 2,599)
                                                  ========            ========             =======
Currency Purchased:
---------------------
Australian Dollars                                $222,620            $217,731            ($ 4,889)            07/02/97
Danish Kroner                                       77,532              76,892                (640)            07/01/97
Italian Lire                                         9,627               9,556                 (71)            07/02/97
Japanese Yen                                        14,190              14,075                (115)            07/01/97
New Zealand Dollars                                  7,443               7,321                (122)            07/02/97
Swiss Francs                                        29,060              28,900                (160)            07/02/97
                                                  --------            --------             -------
  Total currency purchased                        $360,472            $354,475            ($ 5,997)
                                                  ========            ========             =======
Net payable for forward currency contracts
  purchased and sold                                                                      ($ 8,596)
                                                                                           =======

                       SUMMARY OF INVESTMENTS BY CURRENCY

                                          % OF PORTFOLIO
United States Dollars                                83.12
Japanese Yen                                          4.24
British Pounds                                        3.11
Swiss Francs                                          1.32
Australian Dollars                                    1.05
Spanish Pesetas                                       0.93
German Marks                                          0.81
French Francs                                         0.77
Italian Lire                                          0.77
Swedish Kronor                                        0.65
Canadian Dollars                                      0.49
Hong Kong Dollars                                     0.45
Belgian Francs                                        0.36

                                          % OF PORTFOLIO
Netherlands Guilders                                  0.34
Danish Kroner                                         0.24
Malaysian Ringgits                                    0.21
Singapore Dollars                                     0.18
South African Rand                                    0.16
Portuguese Escudos                                    0.16
New Zealand Dollars                                   0.15
Norwegian Kroner                                      0.14
Finnish Marks                                         0.13
Indonesian Rupee                                      0.08
Irish Punts                                           0.08
Austrian Schillings                                   0.06

------------------------------------------------------

 * Denotes a non-income producing security.

** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost of investments for Federal income tax purposes: $208,671,712

The abbreviations in the above statement stand for the following:

   AB        Aktiebolag (Swedish stock company)
   ADR       American Depositary Receipt
   AG        Aktiengesellschaft (West German stock
               company)
   A/S       Limited
   ASA       Limited
   CVA       Class A Convertible
   FHLMC     Federal Home Loan Mortgage Corporation
   GDR       Global Depositary Receipt
   NV        Naamloze Vennootschap (Dutch
               corporation)
   ORD       Ordinary Depositary Receipt
   OY        Limited
   PLC       (British) Public Limited Company
   SA        Societe Anonyme (French corporation)
   SA        Sociedad Anonima (Spanish corporation)
   SPA       Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            COMMON STOCK (94.0%)
            AUTO & AUTO PARTS (0.7%)
  55,958    Autoliv AB                         $ 2,189,357
                                               -----------
            BUILDING (2.6%)
  66,800    Martin Marietta Materials, Inc.      2,162,650
  39,100    Masco Corp.                          1,632,425
  44,100    Pulte Corp.                          1,524,206
  44,200    Vulcan Materials Co.                 3,469,700
                                               -----------
                                                 8,788,981
                                               -----------
            CHEMICALS (10.7%)
  60,300    Georgia Gulf Corp.                   1,752,469
 255,400    Millipore Corp.                     11,237,600
 234,100    Morton International, Inc.           7,066,894
 108,100    OM Group, Inc.                       3,580,812
 255,852    Pall Corp.                           5,948,559
  89,010    Raychem Corp.                        6,620,119
                                               -----------
                                                36,206,453
                                               -----------
            COMPUTER EQUIPMENT (2.9%)
 108,600    International Business Machines
            Corp.                                9,794,363
                                               -----------
            CONGLOMERATES (3.8%)
 232,700    Corning, Inc.                       12,943,937
                                               -----------
            DRUGS (13.4%)
 248,200    Allergan, Inc.                       7,895,862
  19,400    American Home Products Corp.         1,484,100
  20,000    Pfizer, Inc.                         2,390,000
 314,600    Schering-Plough Corp.               15,061,475
 148,900    Warner-Lambert Co.                  18,500,825
                                               -----------
                                                45,332,262
                                               -----------
            ELECTRICAL EQUIPMENT (1.8%)
 163,800    Black & Decker Corp.                 6,091,313
                                               -----------
            ENTERTAINMENT (1.0%)
  42,177    Walt Disney Co. (The)                3,384,704
                                               -----------
            FINANCIAL -- BANKS (8.7%)
 198,902    Banc One Corp.                       9,634,342
   8,800    Bank of New York Co., Inc.             382,800
  34,200    Barnett Banks, Inc.                  1,795,500
  30,240    Charter One Financial, Inc.          1,629,180
   6,400    CoreStates Financial Corp.             344,000
 194,200    Mellon Bank Corp.                    8,763,275
  39,000    Bancorp Hawaii, Inc.                 1,803,750
  77,634    US Bancorp                           4,978,280
                                               -----------
                                                29,331,127
                                               -----------


  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            FINANCIAL -- INSURANCE (3.8%)
  62,600    Chubb Corp.                        $ 4,186,375
 173,200    Horace Mann Educators Corp.          8,486,800
                                               -----------
                                                12,673,175
                                               -----------
            FINANCIAL SERVICES -- MISC. (5.1%)
 346,900    Fannie Mae                          15,133,512
  40,000    Provident Companies                  2,140,000
                                               -----------
                                                17,273,512
                                               -----------
            FOOD & BEVERAGE (9.4%)
  40,800    Anheuser-Bush Companies, Inc.        1,711,050
 256,200    Morningstar Group                    7,525,875
 251,900    PepsiCo, Inc.                        9,461,994
 112,800    Philip Morris Companies, Inc.        5,005,500
  97,600    Ralston-Ralston Purina Group         8,021,500
                                               -----------
                                                31,725,919
                                               -----------
            HOSPITAL -- SUPPLY (6.0%)
  61,075    Covance, Inc.*                       1,179,511
 110,000    Nellcor Puritan Bennett, Inc.        1,993,750
  25,000    Physio-Control, Inc.                   375,000
 453,637    Quest Diagnostics, Inc.*             9,327,911
 187,400    St. Jude Medical, Inc.               7,308,600
                                               -----------
                                                20,184,772
                                               -----------
            HOUSEHOLD -- PRODUCTS (2.1%)
  94,700    Avon Products, Inc.                  6,682,269
   5,600    Gillette Co. (The)                     530,600
                                               -----------
                                                 7,212,869
                                               -----------
            MACHINERY & CAPITAL GOODS (1.0%)
  33,800    Johnstown America Industries,
            Inc.*                                  202,800
 120,000    U.S. Rentals, Inc.                   3,037,500
                                               -----------
                                                 3,240,300
                                               -----------
            OIL & GAS (4.1%)
  93,800    Texaco, Inc.                        10,200,750
  96,800    Unocal Corp.                         3,757,050
                                               -----------
                                                13,957,800
                                               -----------
            PRINTING & PUBLISHING (12.6%)
 108,999    ACNielsen Corp.*                     2,139,105
 127,200    American Greetings, Corp. Class
            A                                    4,722,300
 324,400    Cognizant Corp.                     13,138,200
 202,800    Dun & Bradstreet Corp.               5,323,500
   3,900    Gannett Co., Inc.                      385,125
  65,900    Gibson Greetings, Inc.*              1,482,750
 230,200    New York Times Co. Class A          11,394,900
  54,200    Tribune Co.                          2,604,987
   3,400    Washington Post Co. Class B          1,353,200
                                               -----------
                                                42,544,067
                                               -----------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
 SHARES                 SECURITY                 VALUE
  ------------------------------------------------------
            RESTAURANTS (0.6%)
  41,600    McDonald's Corp.                  $  2,009,800
                                               -----------
            RETAIL (1.7%)
  40,000    Albertson's, Inc.                    1,460,000
 130,900    Wal-Mart Stores, Inc.                4,426,056
                                               -----------
                                                 5,886,056
                                               -----------
            TELECOMMUNICATIONS (1.4%)
  12,000    Airtouch Communications                328,500
 111,800    MCI Communications Corp.             4,279,838
                                               -----------
                                                 4,608,338
                                               -----------
            TOYS (0.6%)
  61,835    Mattel, Inc.                         2,094,661
                                               -----------
            TOTAL COMMON STOCK
            (cost $228,450,481)                317,473,766
                                               -----------

 --------
 PRINCIPAL
 --------
              CONVERTIBLE DEBT (0.2%)
              MACHINERY (0.2%)
$ 1,029,000   Consorcio G Grupo Dina,
              8.00%,
              08/08/04 (cost $960,161)            829,631
                                             ------------
              COMMERCIAL PAPER (6.2%)
              BROKER-DEALERS (1.4%)
  2,279,000   Goldman Sachs Group, 5.52%,
              07/11/97                       $  2,274,921
  2,390,000   Goldman Sachs Group, 5.52%,
              08/04/97                          2,377,113
                                             ------------
                                                4,652,034
                                             ------------
              FINANCIAL -- BANKS (1.8%)
  1,858,000   Caterpillar Financial
              Services, 5.52%, 07/17/97         1,852,974
  4,346,000   Merrill Lynch & Co., 5.56%,
              07/25/97                          4,329,051
                                             ------------
                                                6,182,025
                                             ------------

 ------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
 ------------------------------------------------------
              INSURANCE -- LIFE (0.7%)
$ 2,289,000   Principal Mutual Life, 5.52%,
              07/07/97                       $  2,286,347
                                             ------------
              MISCELLANEOUS (2.0%)
  2,833,000   Bemis Co., Inc., 5.52%,
              07/08/97                          2,829,266
  3,886,000   Bemis Co., Inc., 5.53%,
              07/15/97                          3,876,677
                                             ------------
                                                6,705,943
                                             ------------
              PAPER AND FOREST PRODUCTS (0.3%)
  1,173,000   Ford Motor Credit, 5.53%,
              07/21/97                          1,169,119
                                             ------------
              TOTAL COMMERCIAL PAPER
              (cost $21,000,271)               20,995,468
                                             ------------


              REPURCHASE AGREEMENT (0.4%)
  1,293,598   MBS Tri Party, 5.93%,
              07/01/97, Collateralized by
              $1,990,000 GNMA 2
              M00832GAR, 6.875%, 11/20/23,
              market value $1,321,699
              (cost $1,293,598)                 1,293,598
                                             ------------
              TOTAL INVESTMENTS
              (cost $251,704,511)            $340,592,463
                                             ============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes.

The abbreviations in the above statement stand for the following:
    AB    Aktiebolag (Swedish stock company)
    GNMA  Government National Mortgage Association

Portfolio holding percentages represent market value as a percent of net assets.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             COMMON STOCK (95.5%)
             AEROSPACE/DEFENSE (0.7%)
   216,800   The Boeing Company             $   11,503,950
                                            --------------
             AUTO AND AUTO PARTS (5.7%)
   690,000   Chrysler Corp.                     22,640,625
   490,000   Ford Motor Co.                     18,497,500
   933,900   Genuine Parts Co.                  31,635,862
   266,400   Magna International, Inc.          16,033,950
                                            --------------
                                                88,807,937
                                            --------------
             BUSINESS EQUIPMENT AND SERVICES (1.3%)
 1,039,250   (The) Olsten Corp.                 20,200,422
                                            --------------
             CABLE (1.4%)
 1,052,000   Comcast Corp. Class A              22,486,500
                                            --------------
             CHEMICALS (6.8%)
   110,000   Air Products & Chemicals            8,937,500
   350,000   Crompton & Knowles Corp.            7,787,500
   472,400   Du Pont (E.I.) De Nemours          29,702,150
   173,800   Eastman Chemical Co.               11,036,300
   268,400   Lawter International, Inc.          3,388,550
   446,000   Monsanto Company                   19,205,875
   455,000   PPG Industries, Inc.               26,446,875
                                            --------------
                                               106,504,750
                                            --------------
             COMPUTER EQUIPMENT (4.3%)
   400,000   Hewlett-Packard Co.                22,400,000
   500,000   International Business
             Machines                           45,093,750
                                            --------------
                                                67,493,750
                                            --------------
             COMPUTER SOFTWARE SERVICES (3.0%)
   570,000   Electronic Data Systems            23,370,000
   550,100   First Data Corp.                   24,170,019
                                            --------------
                                                47,540,019
                                            --------------
             CONGLOMERATES (5.7%)
   200,000   EG&G, Inc.                          4,500,000
   305,300   Honeywell, Inc.                    23,164,638
   556,000   Philips Electronics N.V.           39,962,500
   353,900   Premark International, Inc.         9,466,825
   200,000   Rockwell International Corp.       11,800,000
                                            --------------
                                                88,893,963
                                            --------------
             CONSUMER GOODS (0.4%)
   153,900   Tupperware Corp.                    5,617,350
                                            --------------
             DRUGS (8.9%)
   400,000   Allergan, Inc.                     12,725,000
   180,000   Bristol-Meyers Squibb Co.          14,580,000
   725,000   Glaxo Wellcome PLC ADR             30,314,062


------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             DRUGS (CONTINUED)
   160,000   Schering-Plough Corp.          $    7,660,000
   600,000   Warner-Lambert Co.                 74,550,000
                                            --------------
                                               139,829,062
                                            --------------
             ELECTRONICS (0.2%)
   177,000   Woodhead Industries, Inc.           3,340,875
                                            --------------
             FINANCIAL (16.2%)
   600,000   Allstate Corp.                     43,800,000
   130,000   Bankers Trust NY, Inc.             11,310,000
   638,139   Bear Stearns Co., Inc.             21,816,377
   325,000   Chubb Corp.                        21,734,375
 1,478,100   Equitable Companies                49,146,825
   200,000   Green Tree Financial Co.            7,125,000
   779,800   Mellon Bank Corp.                  35,188,475
   700,000   Merrill Lynch & Co., Inc.          41,737,500
   140,000   Morgan, J P & Co., Inc.            14,612,500
   165,000   Morgan Stanley Group. Inc.          7,105,313
                                            --------------
                                               253,576,365
                                            --------------
             FOOD AND BEVERAGE (8.1%)
   386,200   Grand Metropolitan ADR             15,134,213
   795,000   Grand Metropolitan PLC              7,647,582
   283,500   Heinz (H.J) Co.                    13,076,437
   100,100   International Flavor &
             Fragrance, Inc.                     5,055,050
   500,000   PepsiCo, Inc.                      18,781,250
   400,000   Philip Morris Companies, Inc.      17,750,000
   303,000   Ralston-Ralston Purina             24,902,813
   225,000   Sara Lee Corp.                      9,365,625
   335,000   Seagram Co., Ltd.                  13,483,750
    54,100   Universal Foods Corp.               2,062,562
                                            --------------
                                               127,259,282
                                            --------------
             FOOD, GRAIN, AND AGRICULTURE (3.5%)
 2,307,884   Archer Daniels-Midland Co.         54,235,274
                                            --------------
             HEALTHCARE (2.0%)
   783,400   Columbia/HCA Health Care
             Corp.                              30,797,412
                                            --------------
             LEISURE/ENTERTAINMENT (0.1%)
    31,000   Carnival Corp. Class A              1,278,750
                                            --------------
             MACHINERY AND CAPITAL GOODS (1.6%)
   155,000   Cooper Industries, Inc.             7,711,250
    50,000   Deere & Company                     2,743,750
   120,000   Emerson Electric Co.                6,607,500
   130,000   Nordson Corp.                       8,352,500
                                            --------------
                                                25,415,000
                                            --------------
             OIL & GAS (14.1%)
   370,000   Amoco Corp.                        32,166,875
   580,000   Exxon Corp.                        35,670,000

 14              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
  SHARES               SECURITY                 VALUE
------------------------------------------------------
             OIL & GAS (CONTINUED)
   917,800   Mobil Corp.                    $   64,131,275
   440,000   Royal Dutch Petroleum Co.          23,925,000
   225,000   Texaco, Inc.                       24,468,750
   675,000   The Williams Companies, Inc.       29,531,250
   438,460   Union Pacific Resources
             Group, Inc.                        10,906,693
                                            --------------
                                               220,799,843
                                            --------------
             PAPER AND FOREST PRODUCTS (0.1%)
    62,400   Glatfelter (P.H.) Co.               1,248,000
                                            --------------
             POLLUTION CONTROL (0.7%)
   350,000   Waste Management, Inc.             11,243,750
                                            --------------
             PRINTING AND PUBLISHING (2.1%)
   153,200   Cognizant Corp.                     6,204,600
   753,200   Dun & Bradstreet Corp.             19,771,500
   217,600   Reader's Digest Assoc., Inc.,
             Class B                             6,024,800
                                            --------------
                                                32,000,900
                                            --------------
             RETAIL (1.5%)
   420,000   Sears Roebuck & Co.                22,575,000
                                            --------------
             TELECOMMUNICATIONS (6.2%)
 1,217,100   360 degrees Communications
             Co.*                               20,842,837
   600,000   MCI Communications Corp.           22,968,720
 1,004,300   Sprint Corp.                       52,851,288
                                            --------------
                                                96,662,845
                                            --------------
             TRANSPORTATION (0.9%)
   193,000   Union Pacific Corp.                13,606,500
                                            --------------
             TOTAL COMMON STOCK
             (cost $983,868,639)             1,492,917,499
                                            --------------
---------
PRINCIPAL
---------
             U.S. GOVERNMENT AGENCY (3.7%)
$  792,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.50%
             through 5.545%, 7/25/97               789,138
   915,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.51%,
             08/04/97                              910,315
 4,615,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.40%,
             09/03/97                            4,570,447
 2,030,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.43%,
             09/08/97                            2,008,872
 4,145,000   Federal Home Loan Mortgage
             Corp., Discount Notes, 5.57%,
             11/05/97                            4,065,594

--------------------------------------------------------
PRINCIPAL              SECURITY                 VALUE
--------------------------------------------------------
             U.S. GOVERNMENT AGENCY (CONTINUED)
$4,260,000   Federal National Mortgage
             Association Discount Notes,
             5.43%, 07/14/97                $    4,251,003
 1,245,000   Federal National Mortgage
             Association Discount Notes,
             5.51%, 07/18/97                     1,241,813
 1,010,000   Federal National Mortgage
             Association Discount Notes,
             5.27% though 5.41%, 07/24/97        1,006,501
 2,645,000   Federal National Mortgage
             Association Discount Notes,
             5.54% though 5.55%, 08/04/97        2,631,457
 4,475,000   Federal National Mortgage
             Association Discount Notes,
             5.29%, 08/13/97                     4,446,024
   350,000   Federal National Mortgage
             Association Discount Notes,
             5.21%, 08/25/97                       347,101
 6,590,000   Federal National Mortgage
             Association Discount Notes,
             5.47%, 09/12/97                     6,517,431
 1,230,000   Federal National Mortgage
             Association Discount Notes,
             5.44 through 5.55%, 09/24/97        1,214,229
 6,560,000   Federal National Mortgage
             Association Discount Notes,
             5.55%, 09/25/97                     6,474,897
 5,755,000   Federal National Mortgage
             Association Discount Notes,
             5.59%, 10/14/97                     5,663,852
 1,735,000   Federal National Mortgage
             Association Discount Notes,
             5.61%, 10/20/97                     1,705,951
 3,210,000   Federal National Mortgage
             Association Discount Notes,
             5.61%, 10/30/97                     3,151,411
 3,410,000   Federal National Mortgage
             Association Discount Notes,
             5.31% through 5.54%, 10/30/97       3,370,908
 3,080,000   Federal National Mortgage
             Association Discount Notes,
             5.43%, 12/17/97                     3,001,340
                                            --------------
             TOTAL U.S. GOVERNMENT AGENCY
             (cost $57,360,301)                 57,368,284
                                            --------------
             U.S. TREASURY BILLS (0.2%)
 3,710,000   5.04% through 5.09%, 08/21/97
             (cost $3,683,511)                   3,683,351
                                            --------------

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

  ------------------------------------------------------
PRINCIPAL              SECURITY                 VALUE
  ------------------------------------------------------
             REPURCHASE AGREEMENT (0.3%)
$4,816,821   MBS Tri Party, 5.93%,
             07/01/97, Collateralized by
             $7,400,000 GNMA 2 M008326AR,
             6.875%, 11/20/23, market
             value $4,914,861 (cost
             $4,816,821)                    $    4,816,821
                                            --------------
             TOTAL INVESTMENTS
             (cost $1,049,729,272)          $1,558,785,955
                                            ==============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for Federal income tax purposes

The abbreviations in the above statement stand for the following:

           ADR     American Depositary Receipt
           PLC     Public Limited Company
           GNMA    Government National Mortgage
                   Association

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 16              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (33.7%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$13,000,000   Series 1334-D, 6.00%,
              08/15/07                       $ 12,140,960
 20,000,000   Series 1415-N, 6.75%,
              11/15/07                         19,803,601
 15,000,000   Series 1560-PN, 7.00%,
              12/15/12                         14,950,800
  9,036,000   Series 1132-J, 8.00%,
              08/15/16                          9,402,682
  9,454,271   Series 31-E, 7.55%, 05/15/20      9,563,950
  8,000,000   Series 1841-PA, 7.07%,
              08/15/20                          8,002,944
 10,000,000   Series 1102-H, 8.875%,
              06/15/21                         10,749,100
  2,718,823   Series 190-D, 9.20%, 10/15/21     2,813,913
                                             ------------
                                               87,427,950
                                             ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION,
              REMIC
  6,937,229   Series 100-M, 5.50%, 09/25/01     6,787,940
    856,281   Series 68-E, 8.35%, 10/25/03        854,560
 11,537,792   Series 68-Z, 8.00%, 05/25/07     12,105,002
  3,959,326   Series 34-E, 9.85%, 08/25/14      4,053,028
  1,799,936   Series 25-B, 9.25%, 10/25/18      1,889,436
 12,824,661   Series 16-D, 9.00%, 03/25/20     13,310,985
  9,228,714   Series 81-Z, 8.50%, 04/25/20      9,638,478
  3,410,229   Series 73-A, 8.00%, 07/25/21      3,496,951
  5,594,301   Series 67-Z, 9.00%, 06/25/22      5,874,122
                                             ------------
                                               58,010,502
                                             ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $143,905,598)             145,438,452
                                             ------------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (59.8%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, 03/21/01                  11,956,884
  6,000,000   6.552%, 01/09/02                  5,997,672

              FEDERAL HOME LOAN MORTGAGE
              CORPORATION
 38,000,000   6.81%, 03/11/04                  37,632,388

              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION
  8,000,000   6.77%, 09/01/05                   8,027,264
 21,000,000   7.26%, 10/05/05                  20,789,202
 12,310,000   7.58%, 04/26/06                  12,382,567

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PRIVATE EXPORT FUNDING CORPORATION
$28,000,000   6.86%, due 04/30/04            $ 28,344,596
              RESOLUTION FUNDING CORPORATION
 54,000,000   Principal STRIP, 04/15/06        30,086,046
 58,000,000   Principal STRIP, 07/15/13        18,923,602
              U.S. TREASURY NOTES
 25,000,000   5.625%, 11/30/00                 24,492,175
 20,000,000   6.625%, 07/31/01                 20,200,000
 37,000,000   7.50%, 02/15/05                  39,150,625
                                             ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $255,480,358)             257,983,021
                                             ------------
              REPURCHASE AGREEMENT (5.4%)
 23,449,000   Prudential Securities, 5.80%,
              07/01/97, Collateralized by
              $21,740,000 U.S. Treasury
              Notes, 8.75%, 08/15/00,
              market value $24,158,384
              (cost $23,449,000)               23,449,000
                                             ------------
              TOTAL INVESTMENTS
              (cost $422,834,956)            $426,870,473
                                             ============

------------------------------------------------------
Cost also represents cost for Federal income tax purposes.

The abbreviation in the above statement stands for the following:
        REMIC Real Estate Mortgage Investment Conduit

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to the financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

             STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              COMMERCIAL PAPER (96.1%)
              AGRICULTURE/FINANCE (3.1%)
$24,565,000   John Deere Capital,
              5.54-5.55%, 07/25/97          $   24,474,207
  6,388,000   John Deere Capital, 5.54%,
              08/11/97                           6,347,695
                                              ------------
                                                30,821,902
                                              ------------
              AUTO / FINANCE (3.8%)
 15,000,000   Ford Motor Credit Co.,
              5.57-5.58%, 07/07/97              14,986,075
 12,840,000   Ford Motor Credit Co.,
              5.52-5.54%, 07/10/97              12,822,266
  5,627,000   Ford Motor Credit Co.,
              5.53%, 07/25/97                    5,606,255
  4,297,000   Ford Motor Credit Co.,
              5.57%, 07/30/97                    4,277,720
                                              ------------
                                                37,692,316
                                              ------------
              BANKS (14.0%)
 14,000,000   Banc One Corp., 5.56%,
              07/22/97                          13,954,593
 20,000,000   CoreStates Capital, 5.55%,
              07/21/97                          19,938,333
  6,000,000   Morgan (J.P.) & Co., 5.51%,
              07/02/97                           5,999,082
 10,000,000   Morgan (J.P.) & Co., 5.35%,
              07/08/97                           9,989,597
 13,780,000   Morgan (J.P.) & Co.,
              5.57-5.60%, 07/17/97              13,745,879
  6,000,000   Morgan (J.P.) & Co., 5.43%,
              08/11/97                           5,962,895
 10,000,000   National City Credit,
              5.55-5.57%, 08/04/97               9,947,583
 10,000,000   National City Credit, 5.57%,
              08/12/97                           9,935,017
  7,000,000   National City Credit, 5.60%,
              09/02/97                           6,931,400
  8,000,000   National City Credit, 5.57%,
              09/15/97                           7,905,929
  5,000,000   Suntrust Banks, Inc., 5.56%,
              07/16/97                           4,988,417
 15,000,000   Suntrust Banks, Inc., 5.55%,
              08/06/97                          14,916,750
  5,840,000   Suntrust Banks, Inc., 5.55%,
              09/17/97                           5,769,774
 10,000,000   Suntrust Banks, Inc., 5.56%,
              09/25/97                           9,867,178
                                              ------------
                                               139,852,427
                                              ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              BROKER-DEALERS (13.8%)
$ 3,000,000   Bear Stearns Company, 5.65%,
              07/11/97                      $    2,995,292
  5,000,000   Bear Stearns Company, 5.65%,
              07/14/97                           4,989,798
  5,000,000   Bear Stearns Company, 5.64%,
              07/15/97                           4,989,033
 15,000,000   Bear Stearns Company, 5.60%,
              08/19/97                          14,885,667
  7,000,000   Bear Stearns Company, 5.62%,
              09/04/97                           6,928,969
 10,185,000   Goldman Sachs Group, 5.50%,
              07/07/97                          10,175,664
  5,000,000   Goldman Sachs Group, 5.60%,
              09/04/97                           4,949,445
 10,583,000   Goldman Sachs Group, 5.60%,
              09/05/97                          10,474,348
 10,000,000   Goldman Sachs Group,
              5.56-5.57%, 09/12/97               9,887,053
  8,000,000   Merrill Lynch & Co., 5.59%,
              07/09/97                           7,990,062
  1,940,000   Merrill Lynch & Co.,
              5.55-5.57%, 07/24/97               1,933,121
 12,000,000   Merrill Lynch & Co., 5.57%,
              07/28/97                          11,949,870
 12,000,000   Merrill Lynch & Co., 5.60%,
              08/22/97                          11,902,933
  8,870,000   Smith Barney, Inc., 5.54%,
              07/18/97                           8,846,795
 15,000,000   Smith Barney, Inc., 5.54%,
              08/01/97                          14,928,441
 10,000,000   Smith Barney, Inc., 5.54%,
              08/04/97                           9,947,678
                                              ------------
                                               137,774,169
                                              ------------
              CHEMICALS (3.2%)
  9,000,000   Monsanto Co.,
              5.58%, 07/10/97                    8,987,445
 10,860,000   PPG Industries, 5.51-5.53%,
              07/14/97                          10,838,379
 12,268,000   PPG Industries, 5.55-5.57%,
              07/31/97                          12,211,056
                                              ------------
                                                32,036,880
                                              ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              CONSUMER SALES FINANCE (13.7%)
$ 4,966,000   American Express Credit
              Corp., 5.52-5.54%, 07/10/97   $    4,959,147
  3,827,000   American Express Credit
              Corp., 5.54%, 07/31/97             3,809,332
  5,030,000   Associates Corp. of N.A.,
              5.53%, 07/28/97                    5,009,138
  9,230,000   Associates Corp. of N.A.,
              5.55%, 07/29/97                    9,190,157
 15,367,000   Avco Financial Services,
              Inc., 5.58-5.63%, 07/14/97        15,335,830
  2,000,000   Avco Financial Services,
              Inc., 5.57%, 08/06/97              1,988,860
  6,000,000   Avco Financial Services,
              Inc., 5.58%, 08/07/97              5,965,590
  5,000,000   Avco Financial Services,
              Inc., 5.55%, 08/26/97              4,956,833
 20,000,000   Beneficial Corp., 5.52%,
              07/18/97                          19,947,867
 10,000,000   Beneficial Corp., 5.54%,
              07/31/97                           9,953,833
 20,000,000   Commercial Credit Co.,
              5.52-5.55%, 07/11/97              19,969,250
 10,000,000   Norwest Financial, 5.55%,
              07/09/97                           9,987,667
 10,000,000   Norwest Financial, 5.55%,
              08/27/97                           9,912,125
 16,310,000   Norwest Financial, 5.59%,
              09/03/97                          16,147,915
                                              ------------
                                               137,133,544
                                              ------------
              CORPORATE CREDIT UNIONS (1.0%)
 10,512,000   U.S. Central Credit Union,
              5.55%, 09/24/97                   10,374,249
                                              ------------
              DATA SERVICES (0.7%)
  7,481,000   First Data Corp., 5.60%,
              07/02/97                           7,448,480
                                              ------------
              DIVERSIFIED FINANCE (3.5%)
    163,000   GE Capital Corp.,
              5.53-5.57%, 07/16/97                 162,624
 10,000,000   GE Capital Corp., 5.57%,
              07/17/97                           9,975,244
 10,000,000   GE Capital Corp., 5.55%,
              07/23/97                           9,966,083
  5,172,000   GE Capital Corp., 5.63%,
              08/06/97                           5,142,882
 10,000,000   GE Capital Corp., 5.66%,
              08/18/97                           9,924,533
                                              ------------
                                                35,171,366
                                              ------------
              ENTERTAINMENT (1.5%)
 15,000,000   Walt Disney Company, 5.50%,
              07/02/97                          14,997,708
                                              ------------

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              FINANCIAL SERVICES/ ELECTRIC
              UTILITY (3.5%)
$ 3,400,000   National Rural Utilities,
              5.55%, 07/17/97               $    3,391,613
  2,900,000   National Rural Utilities,
              5.55%, 07/21/97                    2,891,058
 20,000,000   National Rural Utilities,
              5.54%, 08/25/97                   19,830,722
  4,397,000   National Rural Utilities,
              5.54%, 09/03/97                    4,353,694
  5,000,000   National Rural Utilities,
              5.55%, 09/04/97                    4,949,896
                                              ------------
                                                35,416,983
                                              ------------
              FOOD & BEVERAGE (5.8%)
 12,000,000   CPC International, 5.62%,
              07/23/97                          11,958,787
  5,000,000   CPC International, 5.62%,
              08/18/97                           4,962,533
  8,850,000   CPC International, 5.55%,
              09/25/97                           8,732,664
 15,678,000   Campbell Soup Co., 5.26%,
              08/21/97                          15,561,173
  3,050,000   Heinz (H.J.) Company,
              5.52-5.60%, 07/03/97               3,049,065
 10,000,000   Heinz (H.J.) Company, 5.52%,
              07/14/97                           9,980,067
    328,000   Heinz (H.J.) Company, 5.52%,
              07/17/97                             327,195
  3,100,000   Heinz (H.J.) Company, 5.52%,
              07/22/97                           3,090,018
                                              ------------
                                                57,661,502
                                              ------------
              HEAVY EQUIPMENT FINANCE (0.5%)
  4,771,000   Caterpillar Financial
              Services, 5.56%, 08/05/97          4,745,210
                                              ------------
              INSURANCE (8.8%)
 10,000,000   AIG Funding, Inc., 5.31%,
              08/07/97                           9,945,425
 15,000,000   MetLife Funding Inc., 5.53%,
              07/16/97                          14,965,438
  8,420,000   MetLife Funding Inc.,
              5.55-5.53%, 07/22/97               8,392,791
  3,712,000   MetLife Funding Inc., 5.55%,
              07/29/97                           3,695,977
  2,308,000   MetLife Funding Inc.,
              5.55-5.57%, 08/04/97               2,295,859
 13,000,000   Old Republic Capital,
              5.41-5.40%, 07/08/97              12,986,338
 10,000,000   Old Republic Capital,
              5.62-5.63%, 08/05/97               9,945,264
 11,000,000   Old Republic Capital, 5.65%,
              10/07/97                          10,830,814

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

       STATEMENT OF INVESTMENTS -- JUNE 30, 1997 (UNAUDITED) (CONTINUED)

------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              INSURANCE (CONTINUED)
$ 4,700,000   Principal Mutual, 5.50%,
              07/08/97                      $    4,694,974
  9,847,000   Principal Mutual, 5.52%,
              07/09/97                           9,834,921
                                              ------------
                                                87,587,801
                                              ------------
              OFFICE EQUIPMENT AND
              SUPPLIES (1.9%)
  9,465,000   Pitney Bowes Credit, 5.67%,
              09/16/97                           9,350,213
 10,000,000   Pitney Bowes Credit, 5.65%,
              09/23/97                           9,868,166
                                              ------------
                                                19,218,379
                                              ------------
              OIL & GAS (1.9%)
 19,225,000   Koch Industries, 6.15%,
              07/01/97                          19,225,000
                                              ------------
              OIL & GAS: EQUIPMENT &
              SERVICES (3.7%)
 12,000,000   Chevron Transport, 5.56%,
              07/24/97                          11,957,373
 10,000,000   Chevron Transport, 5.57%,
              07/29/97                           9,956,678
 10,000,000   Chevron Transport, 5.57%,
              07/30/97                           9,955,131
  5,000,000   Chevron Transport, 5.56%,
              08/08/97                           4,970,656
                                              ------------
                                                36,839,838
                                              ------------
              PACKAGING/CONTAINERS (3.7%)
  5,000,000   Bemis Co., Inc., 5.55%,
              07/07/97                           4,995,375
  2,523,000   Bemis Co., Inc., 5.52-5.58%,
              07/09/97                           2,519,905
  8,530,000   Bemis Co., Inc., 5.55-5.58%,
              07/14/97                           8,512,904
 15,000,000   Bemis Co., Inc., 5.57%,
              07/15/97                          14,967,508
  6,038,000   Bemis Co., Inc., 5.53%,
              07/24/97                           6,016,667
                                              ------------
                                                37,012,359
                                              ------------
              PAPER AND FOREST PRODUCTS (0.8%)
  8,000,000   Sonoco Products Co., 5.53%,
              07/01/97                           8,000,000
                                              ------------
------------------------------------------------------
 PRINCIPAL              SECURITY                VALUE
------------------------------------------------------
              PHARMACEUTICALS/ PERSONAL
              CARE (6.2%)
$ 5,000,000   Becton Dickinson, 5.90%,
              07/03/97                        $  4,998,361
  1,472,000   Becton Dickinson, 5.55%,
              07/17/97                           1,468,369
 10,000,000   Becton Dickinson, 5.55%,
              09/26/97                           9,865,875
 10,000,000   Gillette Co.,
              5.53%, 07/03/97                    9,996,928
 12,000,000   Glaxo Wellcome, 5.56%,
              07/01/97                          12,000,000
 23,666,000   Schering Corp., 5.60-5.61%,
              08/05/97                          23,537,152
                                              ------------
                                                61,866,685
                                              ------------
              PREMIUM FINANCE (1.0%)
 10,140,000   A.I. Credit Corp., 5.26%,
              08/20/97                          10,065,922
                                              ------------
              TOTAL COMMERCIAL PAPER
              (cost $960,942,720)              960,942,720
                                              ------------
              U.S GOVERNMENT AND
              AGENCY OBLIGATIONS (4.0%)
 15,180,000   U.S. Treasury Bills,
              5.17-5.425%, 11/13/97             14,871,182
 15,000,000   Federal Home Loan Mortgage,
              5.50%, 07/03/97                   14,995,417
 10,000,000   Federal Farm Credit,
              5.35%*, Variable Rate Note,
              03/03/98                          10,000,000
                                              ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $39,866,599)                39,866,599
                                              ------------
              TOTAL INVESTMENTS
              (cost $1,000,809,319)         $1,000,809,319
                                              ============

------------------------------------------------------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 1997.

See accompanying notes to financial statements.

 20              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                       SMALL         CAPITAL                        GOVERNMENT
                                      COMPANY      APPRECIATION    TOTAL RETURN        BOND        MONEY MARKET
                                        FUND           FUND            FUND            FUND            FUND
                                    ------------   ------------   --------------   ------------   --------------
ASSETS
  Investments in securities, at
    value
    (cost $197,167,074,
    $250,410,913, $1,044,912,451,
    $399,385,956, and
    $1,000,809,319, respectively)   $233,111,041   $339,298,865   $1,553,969,134   $403,421,473   $1,000,809,319
  Repurchase agreements (cost
    $10,119,000, $1,293,598,
    $4,816,821, and $23,449,000)      10,119,000      1,293,598        4,816,821     23,449,000               --
                                    ------------   ------------   --------------   ------------   --------------
    Total investments                243,230,041    340,592,463    1,558,785,955    426,870,473    1,000,809,319
  Cash                                        --             --               --          1,454               --
  Accrued interest and dividends
    receivable                           180,347        269,242        1,794,604      4,863,508           52,621
  Withholding tax reclaim
    receivable                            28,625             --           83,111             --               --
  Receivable for investment
    securities sold                   19,434,928      2,598,463       16,546,802     23,866,990       46,710,000
  Receivable for fund shares sold        705,404        983,532        1,231,613             --               --
  Receivable for translation of
    assets and liabilities in
    foreign currencies                       153             --               --             --               --
  Deferred organization expenses           6,045             --               --             --               --
                                    ------------   ------------   --------------   ------------   --------------
    Total assets                     263,585,543    344,443,700    1,578,442,085    455,602,425    1,047,571,940
                                    ------------   ------------   --------------   ------------   --------------
LIABILITIES
  Bank loan                              251,942          2,421        4,864,774             --            1,567
  Payable for foreign currency
    contracts                              8,596             --               --             --               --
  Payable for investment
    securities purchased              21,207,027      6,481,724        9,067,825     23,449,000       47,199,159
  Payable for fund shares redeemed            --             --               --        384,467           64,974
  Accrued management fees                189,088        134,164          623,898        177,883          402,634
  Other accrued expenses                   5,467          1,557           11,285         (1,713)          21,956
                                    ------------   ------------   --------------   ------------   --------------
    Total liabilities                 21,662,120      6,619,866       14,567,782     24,009,637       47,690,290
                                    ------------   ------------   --------------   ------------   --------------
NET ASSETS                          $241,923,423   $337,823,834   $1,563,874,303   $431,592,788   $  999,881,650
                                    ============   ============   ==============   ============   ==============
REPRESENTED BY:
  Capital                           $208,048,570   $248,025,344   $1,033,347,502   $429,437,921   $  999,887,882
  Net unrealized appreciation on
    investments and translation of
    assets and liabilities in
    foreign currencies                35,935,524     88,887,952      509,056,683      4,035,517               --
  Undistributed net realized gain
    (loss) from investments and
    foreign currency transactions             --        880,125       21,323,092     (1,905,102)          (6,542)
  Distributions in excess of net
    realized gains from
    investments and foreign
    currency transacations            (2,307,347)            --               --             --               --
  Undistributed net investment
    income                               246,676         30,413          147,026         24,452              310
                                    ------------   ------------   --------------   ------------   --------------
NET ASSETS                          $241,923,423   $337,823,834   $1,563,874,303   $431,592,788   $  999,881,650
                                    ============   ============   ==============   ============   ==============
Shares outstanding (unlimited
  number of shares authorized)        15,959,009     17,269,217       99,535,254     39,228,213      999,891,156
                                    ============   ============   ==============   ============   ==============
NET ASSET VALUE, offering and
  redemption price per share        $      15.16   $      19.56   $        15.71   $      11.00   $         1.00
                                    ============   ============   ==============   ============   ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                         SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                            SMALL        CAPITAL                      GOVERNMENT
                                           COMPANY     APPRECIATION   TOTAL RETURN       BOND       MONEY MARKET
                                            FUND           FUND           FUND           FUND           FUND
                                         -----------   -----------    ------------   ------------   -----------
INVESTMENT INCOME:
INCOME:
  Interest                               $   582,785   $    488,980   $  2,437,851   $ 14,966,728   $28,398,180
  Dividends                                  817,241      1,761,466     13,070,822             --            --
  Less foreign tax withheld                  (66,743)            --        (64,308)            --            --
                                         -----------    -----------   ------------   ------------   -----------
    Total income                           1,333,283      2,250,446     15,444,365     14,966,728    28,398,180
                                         -----------    -----------   ------------   ------------   -----------
EXPENSES:
  Investment management fees                 973,505        651,823      3,297,390      1,099,837     2,535,860
  Custodian fees                              55,819         10,784         24,174          8,181        33,054
  Professional services                        4,909          4,494         28,517          8,975        22,220
  Trustees fees and expenses                     148            206          1,150            487         1,089
  Other                                       35,986          4,076         22,452          4,325        14,068
                                         -----------    -----------   ------------   ------------   -----------
    Total expenses                         1,070,367        671,383      3,373,683      1,121,805     2,606,291
                                         -----------    -----------   ------------   ------------   -----------
NET INVESTMENT INCOME                    $   262,916   $  1,579,063   $ 12,070,682   $ 13,844,923   $25,791,889
                                         -----------    -----------   ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on
    investments and foreign currency
    transactions                         $(1,343,932)  $    880,125   $ 21,322,859   $  2,429,488   $        62
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies     21,611,653     49,389,538    209,636,258     (4,249,173)           --
                                         -----------    -----------   ------------   ------------   -----------
    Net realized and unrealized gain
      (loss) on investements and
      translation of assets and
      liabilities in foreign currencies   20,267,721     50,269,663    230,959,117     (1,819,685)           62
                                         -----------    -----------   ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $20,530,637   $ 51,848,726   $243,029,799   $ 12,025,238   $25,791,951
                                         ===========    ===========   ============   ============   ===========

See accompanying notes to financial statements.

 22              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SMALL COMPANY FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,     DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------   ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $    262,916   $    513,541
  Net realized gain (loss) on investments and foreign currencies                (1,343,932)       (10,875)
  Net change in unrealized appreciation or depreciation on investments and
    translation of assets and liabilities in foreign currencies                 21,611,653     12,814,687
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        20,530,637     13,317,353
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                                 --       (467,602)
  In excess of net realized gain from investment transactions and foreign
    currency transactions                                                               --       (914,090)
  Tax return of capital                                                                 --        (58,538)
                                                                              ------------   ------------
    Decrease in net assets from distributions to shareholders                           --     (1,440,230)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              90,691,010    233,069,667
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                           --      1,440,231
  Cost of shares redeemed                                                      (50,137,933)   (82,702,784)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                               40,553,077    151,807,114
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                           61,083,714    163,684,237
NET ASSETS -- BEGINNING OF PERIOD                                              180,839,709     17,155,472
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $241,923,423   $180,839,709
                                                                              ============   ============
Distributions in excess of net realized gain on investments and foreign
  currency transactions included in net assets at end of period               $ (2,307,347)  $   (963,415)
                                                                              ============   ============
Undistributed (distributions in excess of) net investment income included in
  net assets at end of period                                                 $    246,676   $    (16,240)
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    6,509,947     17,796,626
  Shares issued to shareholders from reinvestment of dividends                          --        104,562
  Shares redeemed                                                               (3,568,750)    (6,385,454)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                      2,941,197     11,515,734
                                                                              ============   ============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               CAPITAL APPRECIATION FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,     DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------   ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $  1,579,063   $  2,093,155
  Net realized gain (loss) on investments                                          880,125      6,083,507
  Net change in unrealized appreciation or depreciation on investments          49,389,538     24,469,916
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        51,848,726     32,646,578
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                         (1,564,264)    (2,097,320)
  Net realized gain on investments                                                      --     (6,083,507)
                                                                              ------------   ------------
    Decrease in net assets from distributions to shareholders                   (1,564,264)    (8,180,827)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              99,660,121    188,489,438
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                    1,564,265      8,180,827
  Cost of shares redeemed                                                      (25,158,837)   (90,899,204)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                               76,065,549    105,771,061
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                          126,350,011    130,236,812
NET ASSETS -- BEGINNING OF PERIOD                                              211,473,823     81,237,011
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $337,823,834   $211,473,823
                                                                              ============   ============
Undistributed net realized gain on investments included in net assets at end
  of period                                                                   $    880,125   $         --
                                                                              ============   ============
Undistributed net investment income included in net assets at end of period   $     30,413   $     15,614
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    5,636,042     12,564,846
  Shares issued to shareholders from reinvestment of dividends                      86,063        511,125
  Shares redeemed                                                               (1,439,440)    (6,117,513)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                      4,282,665      6,958,458
                                                                              ============   ============

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 TOTAL RETURN FUND
                                                                          --------------------------------
                                                                            SIX MONTHS
                                                                              ENDED           YEAR ENDED
                                                                             JUNE 30,        DECEMBER 31,
                                                                               1997              1996
                                                                          --------------    --------------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                   $   12,070,682    $   19,267,681
  Net realized gain (loss) on investments                                     21,322,859        44,581,276
  Net change in unrealized appreciation or depreciation on investments       209,636,258       132,964,864
                                                                          --------------    --------------
    Net increase in net assets resulting from operations                     243,029,799       196,813,821
                                                                          --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                      (11,975,672)      (19,350,083)
  Net realized gain on investments                                                   233       (44,581,276)
                                                                          --------------    --------------
    Decrease in net assets from distributions to shareholders                (11,975,439)      (63,931,359)
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                           186,291,403       234,350,587
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                 11,975,439        63,931,358
  Cost of shares redeemed                                                    (45,322,684)      (66,253,094)
                                                                          --------------    --------------
    Net increase (decrease) in net assets derived from capital share
      transactions                                                           152,944,158       232,028,851
                                                                          --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS                                        383,998,518       364,911,313
NET ASSETS -- BEGINNING OF PERIOD                                          1,179,875,785       814,964,472
                                                                          --------------    --------------
NET ASSETS -- END OF PERIOD                                               $1,563,874,303    $1,179,875,785
                                                                          ==============    ==============
Undistributed net realized gain on investments included in net assets at
  end of period                                                           $   21,323,092    $           --
                                                                          ==============    ==============
Undistributed net investment income included in net assets at end of
  period                                                                  $      147,026    $       52,016
                                                                          ==============    ==============
SHARE ACTIVITY:
  Shares sold                                                                 13,064,455        18,641,347
  Shares issued to shareholders from reinvestment of dividends                   825,075         4,890,401
  Shares redeemed                                                             (3,248,346)       (5,275,955)
                                                                          --------------    --------------
Net increase (decrease) in number of shares                                   10,641,184        18,255,793
                                                                          ==============    ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 GOVERNMENT BOND FUND
                                                                              ---------------------------
                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                JUNE 30,      DECEMBER 31,
                                                                                  1997           1996
                                                                              ------------    ------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                       $ 13,844,923   $ 27,722,569
  Net realized gain (loss) on investments                                        2,429,488      4,438,322
  Net change in unrealized appreciation or depreciation on investments          (4,249,173)   (17,097,130)
                                                                              ------------   ------------
    Net increase in net assets resulting from operations                        12,025,238     15,063,761
                                                                              ------------   ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                           (13,837,171)   (27,750,527)
                                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                              29,700,553     80,750,210
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                   13,837,172     27,750,527
  Cost of shares redeemed                                                      (69,379,854)   (90,583,178)
                                                                              ------------   ------------
    Net increase (decrease) in net assets derived from capital share
     transactions                                                              (25,842,129)    17,917,559
                                                                              ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS                                          (27,654,062)     5,230,793
NET ASSETS -- BEGINNING OF PERIOD                                              459,246,850    454,016,057
                                                                              ------------   ------------
NET ASSETS -- END OF PERIOD                                                   $431,592,788   $459,246,850
                                                                              ============   ============
Undistributed net realized loss on investments included in net assets at end
  of period                                                                   $ (1,905,102)  $ (4,334,590)
                                                                              ============   ============
Undistributed net investment income included in net assets at end of period   $     24,452   $     16,700
                                                                              ============   ============
SHARE ACTIVITY:
  Shares sold                                                                    2,693,990      7,317,309
  Shares issued to shareholders from reinvestment of dividends                   1,269,085      2,540,180
  Shares redeemed                                                               (6,315,880)    (8,244,830)
                                                                              ------------   ------------
Net increase (decrease) in number of shares                                     (2,352,805)     1,612,659
                                                                              ============   ============

See accompanying notes to financial statements.

 26              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 MONEY MARKET FUND
                                                                         ---------------------------------
                                                                           SIX MONTHS
                                                                              ENDED           YEAR ENDED
                                                                            JUNE 30,         DECEMBER 31,
                                                                              1997              1996
                                                                         ---------------   ---------------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                  $    25,791,889   $    45,167,610
  Net realized gain (loss) on investments                                             62              (740)
                                                                          --------------    --------------
    Net increase in net assets resulting from operations                      25,791,951        45,166,870
                                                                          --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                                      (25,791,579)      (45,170,024)
  Tax return of capital                                                               --            (3,388)
                                                                          --------------    --------------
    Decrease in net assets from distributions to shareholders                (25,791,579)      (45,173,412)
                                                                          --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                         1,247,436,387     2,044,373,614
  Net asset value of shares issued to shareholders from reinvestment of
    dividends                                                                 25,791,579        45,202,840
  Cost of shares redeemed                                                 (1,256,875,366)   (1,843,449,040)
                                                                          --------------    --------------
    Net increase (decrease) in net assets derived from capital share
      transactions                                                            16,352,600       246,127,414
                                                                          --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS                                         16,352,972       246,120,872
NET ASSETS -- BEGINNING OF PERIOD                                            983,528,678       737,407,806
                                                                          --------------    --------------
NET ASSETS -- END OF PERIOD                                              $   999,881,650   $   983,528,678
                                                                          ==============    ==============
Undistributed net realized loss on investments included in net assets
  at end of period                                                       $        (6,542)  $        (6,604)
                                                                          ==============    ==============
Undistributed net investment income included in net assets at end of
  period                                                                 $           310   $            --
                                                                          ==============    ==============
SHARE ACTIVITY:
  Shares sold                                                              1,247,436,387     2,044,373,614
  Reinvestment of dividends                                                   25,791,579        45,202,840
  Shares redeemed                                                         (1,256,875,366)   (1,843,449,040)
                                                                          --------------    --------------
Net increase (decrease) in number of shares                                   16,352,600       246,127,414
                                                                          ==============    ==============

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                 SMALL COMPANY FUND
                                                                  ------------------------------------------------
                                                                                                   PERIOD FROM
                                                                                                OCTOBER 23, 1995
                                                                  SIX MONTHS        YEAR        (COMMENCEMENT OF
                                                                     ENDED        ENDED       OPERATIONS) THROUGH
                                                                   JUNE 30,     DECEMBER 31,      DECEMBER 31,
                                                                     1997           1996              1995
                                                                  -----------   ------------   -------------------
                                                                  (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD                             $   13.89      $  11.42           $ 10.00
  Net investment income                                                 0.02          0.06              0.02
  Net realized gain (loss) and unrealized appreciation on
    investments and translation of assets and liabilities in
    foreign currencies                                                  1.25          2.55              1.42
                                                                    --------      --------           -------
    Total from investment operations                                    1.27          2.61              1.44
                                                                    --------      --------           -------
  Dividends from net investment income                                    --         (0.06)            (0.02)
  Dividends in excess of net realized gain from investment
    transactions and foreign currencies                                   --         (0.08)               --
                                                                    --------      --------           -------
    Total distributions                                                   --         (0.14)            (0.02)
                                                                    --------      --------           -------
    Net increase in net asset value                                     1.27          2.47              1.42
                                                                    --------      --------           -------
NET ASSET VALUE -- END OF PERIOD                                   $   15.16      $  13.89           $ 11.42
                                                                    ========      ========           =======

Total Return                                                            9.14%*       22.83%            14.38%*
Ratios and supplemental data:
  Net Assets, end of period (000)                                  $ 241,923      $ 80,840           $17,155
  Ratio of expenses to average net assets                               1.10%*        1.20%             1.25%*
  Ratio of expenses to average net assets**                             1.10%*        1.20%             1.74%*
  Ratio of net investment income to average net assets                   .27%*         .60%             1.32%*
  Ratio of net investment income to average net assets**                 .27%*         .60%              .83%*
  Portfolio turnover                                                   67.23%*      136.74%             9.03%*
  Average commission rate paid***                                     2.5800c       2.8802c               --

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 28              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                CAPITAL APPRECIATION FUND
                                        -------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                APRIL 15, 1992
                                        SIX MONTHS                                             (COMMENCEMENT OF
                                          ENDED             YEARS ENDED DECEMBER 31,          OPERATIONS) THROUGH
                                         JUNE 30,    --------------------------------------      DECEMBER 31,
                                           1997        1996      1995      1994      1993            1992
                                        ----------   --------   -------   -------   -------   -------------------
                                        (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD   $  16.28    $  13.48   $ 10.92   $ 11.20   $ 10.46         $ 10.00
  Net investment income                      0.18        0.21      0.23      0.18      0.26            0.10
  Net realized gain (loss) and
    unrealized appreciation
    (depreciation) on investments            3.28        3.29      2.96     (0.28)     0.74            0.48
                                         --------    --------   -------   -------   -------         -------
    Total from investment operations         3.46        3.50      3.19     (0.10)     1.00            0.58
                                         --------    --------   -------   -------   -------         -------
  Dividends from net investment income      (0.18)      (0.22)    (0.23)    (0.18)    (0.26)          (0.10)
  Dividends from net realized gain
    from investment transactions               --       (0.48)    (0.40)       --        --           (0.02)
                                         --------    --------   -------   -------   -------         -------
    Total distributions                     (0.18)      (0.70)    (0.63)    (0.18)    (0.26)          (0.12)
                                         --------    --------   -------   -------   -------         -------
    Net increase (decrease) in net
      asset value                            3.28        2.80      2.56     (0.28)     0.74            0.46
                                         --------    --------   -------   -------   -------         -------
NET ASSET VALUE --
  END OF PERIOD                          $  19.56    $  16.28   $ 13.48   $ 10.92   $ 11.20         $ 10.46
                                         ========    ========   =======   =======   =======         =======
Total Return                                20.80%*     26.14%    29.35%    (0.90%)    9.61%          10.92%*
Ratios and supplemental data:
  Net Assets, end of period (000)        $337,824    $211,474   $81,237   $60,442   $38,926         $18,800
  Ratio of expenses to average net
    assets                                    .51%*       .52%      .54%      .56%      .59%            .69%*
  Ratio of net investment income to
    average net assets                       1.21%*      1.53%     1.89%     1.76%     2.82%           1.95%*
  Portfolio turnover                         4.65%*     22.19%    20.28%    11.21%    16.87%           5.01%*
  Average commission rate paid**           5.9652c     5.8677c       --        --        --              --

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     TOTAL RETURN FUND
                                            -------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                     YEARS ENDED DECEMBER 31,
                                             JUNE 30,    ------------------------------------------------------
                                               1997         1996        1995       1994       1993       1992
                                            ----------    ----------   --------   --------   --------   --------
                                            (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD      $    13.27   $    11.54   $   9.70   $  10.10   $   9.46   $   9.07
  Net investment income                           0.13         0.24       0.31       0.21       0.23       0.25
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                   2.44         2.26       2.49      (0.10)      0.79       0.48
                                            ----------   ----------   --------   --------   --------   --------
    Total from investment operations              2.57         2.50       2.80       0.11       1.02       0.73
                                            ----------   ----------   --------   --------   --------   --------
  Dividends from net investment income           (0.13)       (0.25)     (0.31)     (0.28)     (0.24)     (0.25)
  Dividends from net realized gain from
    investment transactions                         --        (0.52)     (0.65)     (0.23)     (0.14)     (0.09)
                                            ----------   ----------   --------   --------   --------   --------
    Total distributions                          (0.13)       (0.77)     (0.96)     (0.51)     (0.38)     (0.34)
                                            ----------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net asset
      value                                       2.44         1.73       1.84      (0.40)      0.64       0.39
                                            ----------   ----------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD            $    15.71   $    13.27   $  11.54   $   9.70   $  10.10   $   9.46
                                            ==========   ==========   ========   ========   ========   ========
Total Return                                     19.41%*      21.84%     29.09%      1.07%     10.92%      8.18%
Ratios and supplemental data:
  Net Assets, end of period (000)           $1,563,874   $1,179,876   $814,964   $534,821   $456,243   $334,917
  Ratio of expenses to average net assets          .51%*        .51%       .51%       .52%       .53%       .53%
  Ratio of net investment income to
    average net assets                            1.83%*       1.99%      2.84%      2.76%      2.51%      2.69%
  Portfolio turnover                              6.32%*      16.18%     16.12%     12.06%      9.79%     12.48%
  Average commission rate paid**                4.3819c*     4.7577c        --         --         --         --

------------------------------------------------------
 * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 30              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    GOVERNMENT BOND FUND
                                             ------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                      YEARS ENDED DECEMBER 31,
                                              JUNE 30,    -----------------------------------------------------
                                                1997         1996       1995       1994        1993       1992
                                             ----------    --------   --------   --------    --------   --------
                                             (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD        $  11.04    $  11.36   $  10.20   $  11.26    $  10.92   $  11.24
  Net investment income                           0.35        0.69       0.71       0.69        0.71       0.98
  Net realized gain (loss) and unrealized
    appreciation (depreciation) on
    investments                                  (0.04)      (0.32)      1.16      (1.06)       0.32      (0.14)
                                              --------    --------   --------   --------    --------   --------
    Total from investment operations              0.31        0.37       1.87      (0.37)       1.03       0.84
                                              --------    --------   --------   --------    --------   --------
  Dividends from net investment income           (0.35)      (0.69)     (0.71)     (0.69)      (0.66)     (0.93)
  Dividends from net realized gain from
    investment transactions                         --          --         --         --       (0.03)     (0.23)
                                              --------    --------   --------   --------    --------   --------
    Total distributions                          (0.35)      (0.69)     (0.71)     (0.69)      (0.69)     (1.16)
                                              --------    --------   --------   --------    --------   --------
    Net increase (decrease) in net asset
      value                                      (0.04)      (0.32)      1.16      (1.06)       0.34      (0.32)
                                              --------    --------   --------   --------    --------   --------
NET ASSET VALUE -- END OF PERIOD              $  11.00    $  11.04   $  11.36   $  10.20    $  11.26   $  10.92
                                              ========    ========   ========   ========    ========   ========

Total Return                                      2.84%*      3.49%     18.74%     (3.23%)      9.52%      7.87%
Ratios and supplemental data:

  Net Assets, end of period (000)             $431,593    $459,247   $454,016   $391,253    $433,584   $301,841

  Ratio of expenses to average net assets          .51%*       .51%       .51%       .51%        .53%       .53%

  Ratio of net investment income to average
    net assets                                    6.29%*      6.23%      6.45%      6.46%       5.91%      8.75%

  Portfolio turnover                             41.76%*     33.75%     97.05%    111.40%     175.37%     73.75%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

See accompanying notes to financial statements.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                              -----------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                    YEARS ENDED DECEMBER 31,
                                               JUNE 30,    ----------------------------------------------------
                                                 1997        1996       1995       1994       1993       1992
                                              ----------   --------   --------   --------   --------   --------
                                              (UNAUDITED)
NET ASSET VALUE -- BEGINNING OF PERIOD         $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
  Net investment income                            0.03        0.05       0.06       0.04       0.03       0.03
  Dividends from net investment income            (0.03)      (0.05)     (0.06)     (0.04)     (0.03)     (0.03)
                                               --------    --------   --------   --------   --------   --------
  Net increase (decrease) in net asset value         --          --         --         --         --         --
                                               --------    --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD               $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                               ========    ========   ========   ========   ========   ========
Total Return                                       2.54%*      5.12%      5.66%      3.88%      2.76%      3.40%
Ratios and supplemental data:
  Net Assets, end of period (000)              $999,882    $983,529   $737,408   $828,027   $351,798   $330,011
  Ratio of expenses to average net assets           .51%*       .51%       .52%       .54%       .53%       .53%
  Ratio of net investment income to average
    net assets                                     5.09%*      5.00%      5.51%      4.00%      2.72%      3.36%

------------------------------------------------------

* Ratios are annualized for periods of less than one year. Total return is not annualized.

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to other open-end investment companies created by Nationwide Advisory Services, Inc., the Trusts investment advisor, as well as to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in five series: Small Company Fund, Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund. The Trust was amended in 1995 to create the Small Company Fund. On October 23, 1995, the Small Company Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $5,000,000, at which time the Small Company Fund became effective and sales of shares commenced.

On January 4, 1997, the Trust's registration statement as to the Nationwide Separate Account Trust Income Fund's shares became effective. The Fund has not commenced operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Securities traded on a national securities exchange are valued at the last sale price on the principal exchange, or if the securities are traded only in the over-the-counter market, they are valued at the last quoted sale price, or if there is no sale, at the quoted bid price. Securities for which market quotations are not readily available are valued at fair value, using procedures authorized by the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at prevailing exchange rates. Forward currency exchange contracts are also valued at the prevailing exchange rates.

  The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

B) MONEY MARKET

  Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS (SMALL COMPANY FUND)

Fluctuation in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

The Fund enters into forward currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net payable for foreign currency contracts purchased and sold.

At or before the closing of a forward contract, the Small Company Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

FEDERAL INCOME TAXES

The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

As of December 31, 1996, the Government Bond and Money Market Funds had net capital loss carry forwards in the amounts of $4,334,590 and $6,604, respectively, The Government Bond Fund carry forward will expire within 6 years and the Money Market Fund carry forward will expire within 7 to 8 years.

The Small Company Fund intends to elect for Federal income tax purposes to treat approximately $296,817 of net capital losses that arose during the period ended December 31, 1996 as if such losses arose on January 1, 1997.

 34              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

ORGANIZATION EXPENSES

Initial organization expenses of the Small Company Fund were paid by the advisor and will be reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the pro-rata amortization of premium or discount.

EXPENSES

Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated based on average net assets.

DIVIDENDS TO SHAREHOLDERS

A) SMALL COMPANY, CAPITAL APPRECIATION, TOTAL RETURN AND GOVERNMENT BOND

  Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

B) MONEY MARKET

  Dividends from net investment income are declared daily and paid monthly.

C) ALL FUNDS

  Net realized gains, if any, are declared and distributed at least annually.

  Dividends and distributions to shareholders are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of October 31, 1996 by the following amounts:

                                               UNDISTRIBUTED
                                        (DISTRIBUTIONS IN EXCESS OF)     DISTRIBUTIONS IN EXCESS OF
                                               NET INVESTMENT                   NET REALIZED
   10/31/96                                        INCOME                           GAIN                 CAPITAL
   ------------------                   ----------------------------    ----------------------------    ---------
   Small Company Fund                               (64,602)                        64,602                     --
   Small Company Fund                                    --                         58,538                (58,538)
   Money Market Fund                                  3,388                             --                 (3,388)

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earns an annual management fee of .5% based on the average daily net assets of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expenses (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

As investment manager for the Small Company Fund, NAS earns an annual management fee of 1.00% of average daily net assets. From such fees pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to The Dreyfus Corporation, Neuberger and Berman, L.P., Pictet International Management Limited, Strong Capital Management, Inc., Van Eck Associates Corporation and Warburg, Pincus Counsellors, Inc. based on average daily net assets of the portion of the Small Company Fund under their management. For the six months ended June 30, 1997, NAS collected $973,505 in fees from the Small Company Fund, and paid $568,368 in fees to the sub-investment advisors.

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Trust.

At a meeting of the Board of Trustees on July 18, 1997, the Board of Trustees approved the submission of several issues to shareholders of the Funds for approval at a Special Meeting of Shareholders to be held on September 26, 1997. These issues included approving a new Investment Advisory Agreement between the Trust and NAS with respect to the Capital Appreciation Fund, Total Return Fund, Government Bond Fund, and Money Market Fund, which among others, will change the fees paid by Shareholders of these Funds. The proposed Investment Advisory Agreement separates the investment advisory services provided by NAS from the basic fund administration services that NAS provides. NAS is currently compensated for these fund administration services under the current investment advisory agreement. The proposal provides for this compensation under a separate fund administration agreement (the "Fund Administration Agreement"). Under the terms of the Fund Administration Agreement, NAS would receive for its services to each Fund a fee, calculated daily and paid monthly, at an annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% on assets of $1 billion and more.

 36              NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 JUNE 30, 1997

                                  (UNAUDITED)
--------------------------------------------------------------------------------

The following are the fees to be paid to NAS by each Fund under the proposed Investment Advisory Agreement which change from those currently charged and are in addition to the fees to be charged under the Fund Administration Agreement.

FUND                            PROPOSED ADVISORY FEES
--------------                  ----------------------
Total Return Fund and           0.60% on assets up to $1 billion
Capital Appreciation Fund       0.575% on assets over $1 billion but less than $2 billion
                                0.55% on assets over $2 billion but less than $5 billion
                                0.50% for assets over $5 billion
Government Bond Fund            0.50% on assets up to $1 billion
                                0.475% on assets over $1 billion but less than $2 billion
                                0.45% on assets over $2 billion but less than $5 billion
                                0.40% for assets over $5 billion
Money Market Fund               0.40% on assets up to $1 billion
                                0.38% on assets over $1 billion but less than $2 billion
                                0.36% on assets over $2 billion but less than $5 billion
                                0.34% for assets over $5 billion

NOTE 3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $25,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus .50%. No compensating balances are required.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the six months ended June 30, 1997 are summarized as follows:

                                            SECURITIES            U.S. GOVERNMENT OBLIGATIONS
                                    ---------------------------   ---------------------------
                                     PURCHASES        SALES        PURCHASES        SALES
                                    ------------   ------------   ------------   ------------
      Small Company Fund            $165,030,082   $118,478,258   $ 24,582,236   $ 22,588,665
      Capital Appreciation Fund       79,633,624     11,632,880        --             --
      Total Return Fund               73,460,021     11,732,084     25,488,746     67,491,584
      Government Bond Fund            34,998,138     47,739,279    136,128,151    118,492,744
      Money Market Fund                  --             --          29,456,764        --

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at June 30, 1997, based on cost for Federal income tax purposes, excluding forward currency contracts for the Small Company Fund, are the following components:

                                                    GROSS          GROSS           NET
                                                  UNREALIZED     UNREALIZED     UNREALIZED
                                                    GAINS          LOSSES      APPRECIATION
                                                 ------------   ------------   ------------
      Small Company Fund                         $ 40,085,163   $ (5,526,681)  $ 34,558,482
      Capital Appreciation Fund                    91,068,806     (2,180,854)    88,887,952
      Total Return Fund                           520,525,295    (11,468,612)   509,056,683
      Government Bond Fund                          5,564,098     (1,528,581)     4,035,517

           NATIONWIDE SEPARATE ACCOUNT TRUST SEMI-ANNUAL REPORT               37

                                     PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS
(a) Financial Statements:
           Nationwide Separate Account Trust
           --Total Return Fund
           --Capital Appreciation Fund
           --Government Bond Fund
           --Money Market Fund
           --Small Company Fund

(1) Financial statements and schedules included in the Prospectuses for the Funds (except the Income Fund) (Part A):

         Financial Highlights

(2)   Financial statements and schedules included in Part B:
         Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectuses (Part A).

      (i)  Audited Financials:

           Independent Auditors' Report

           Statements of Investments as of December 31, 1996.

           Statements of Assets and Liabilities as of December 31, 1996.

           Statements of Operations for the year ended December 31, 1996.

           Statements of Changes in Net Assets for each of the years ended December 31, 1996 and 1995.

           Financial Highlights

           Notes to Financial Statements

      (ii) Unaudited Financials:

           Statements of Investments as of June 30, 1997.

           Statements of Assets and Liabilities as of June 30, 1997.

           Statements of Operations for the year ended June 30, 1997.

           Statements of Changes in Net Assets for the six months ended June 30, 1997 and the year ended December 31, 1996.

           Financial Highlights

           Notes to Financial Statements

(b)   Exhibits
         (1) Amended Declaration of Trust - previously filed with Post-Effective Amendment and hereby incorporated by reference.
         (2)      Bylaws as proposed to be amended.
         (3)      Not applicable.
         (4)      Not applicable.
         (5)      (a)      Investment Advisory Agreement for the Funds (except
                           the Small Company and Income Funds)
                  (b)      Investment Advisory Agreement for the Small Company
                           Fund. - previously filed with Post-Effective
                           Amendment to the Registration Statement, and herein
                           incorporated by reference.
                  (c)      Subadvisory Agreements for the Small Company Fund.
                           (1) Subadvisory Agreement with The Dreyfus
                           Corporation. - previously filed with Post- Effective
                           Amendment to the Registration Statement, and herein
                           incorporated by reference.
                           (2) Subadvisory Agreement with Neuberger & Berman
                           L.P. - previously filed with Post-Effective
                           Amendment to the Registration Statement, and herein
                           incorporated by reference.
                           (3) Subadvisory Agreement with Strong Capital
                           Management, Inc. - previously filed with
                           Post-Effective Amendment to the Registration
                           Statement, and herein incorporated by reference.
                           (4) Subadvisory Agreement with Van Eck Associates
                           Corporation and Pictet International Management
                           Limited. - previously filed with Post-Effective
                           Amendment to the Registration Statement, and herein
                           incorporated by reference.
                           (5) Subadvisory Agreement with Warburg, Pincus
                           Counsellors, Inc. - previously filed with
                           Post-Effective Amendment to the Registration
                           Statement, and herein incorporated by reference.
                  (d)      Investment Advisory Agreement for Income Fund.
                  (e)      Subadvisory Agreements for the Income Fund
                           (1) Subadvisory Agreement with NCM Capital Management
                           Group, Inc. - previously filed with Post-Effective
                           Amendment to the Registration Statement, and herein
                           incorporated by reference.
                           (2) Subadvisory Agreement with Smith Graham & Co.
                           Asset Managers, L.P. - previously filed with
                           Post-Effective Amendment to the Registration
                           Statement, and herein incorporated by reference.
                  (f)      Proposed Investment Advisory Agreement for Strategic
                           Growth Fund, Strategic Value Fund, Equity Income
                           Fund, High Income Bond Fund, Balanced Fund, Multi
                           Sector Bond Fund, Small Cap Value Fund, Global Equity
                           Fund, Select Advisors Mid Cap Fund (the "Subadvised
                           Funds")
                  (g)      Subadvisory Agreements for the Subadvised Funds to be
                           filed with Subsequent Post-Effective Amendment
         (6)      Not Applicable
         (7)      Not applicable.
         (8) Custody Agreement-previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.
         (9)      (a)      Fund Administration Agreement for the Funds (except
                           the Small Company and Income Fund).
                  (b)      Fund Administration Agreement for the Income Fund
                  (c)      Proposed Fund Administration Agreement for the
                           Subadvised Funds

         (10) Opinion and consent of counsel -- previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


         (11)     Auditors' Consent.
         (12)     Not applicable.
         (13)     Not applicable.

         (14)     Not applicable.
         (15)     Not applicable.
         (16) Performance Quotation Computation Schedule-previously filed with a Post-Effective Amendment, and herein incorporated by reference.
         (17)     Financial Data Schedules.
         (18)     Not applicable.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.


ITEM 26.   NUMBER OF HOLDERS OF SECURITIES

                                                     Number of Record Holders
           Title of Class                            as of June 30, 1997
           --------------------------------------------------------------

           Total Return Fund                                  2
           Government Bond Fund                               2
           Money Market Fund                                  2
           Capital Appreciation Fund                          2
           Small Company Fund                                 2
           Income Fund                                        0
           Strategic Growth Fund                              0
           Strategic Value Fund                               0
           Equity Income Fund                                 0
           High Income Bond Fund                              0
           Balanced Fund                                      0
           Multi Sector Bond Fund                             0
           Small Cap Value Fund                               0
           Global Equity Fund                                 0
           Select Advisors Mid Cap Equity Fund                0

ITEM 27. INDEMNIFICATION
         Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide VA Separate Account-A, Nationwide VA Separate Account-C, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VA Separate Account-B and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

                  Joseph J. Gasper         Director and President and  Chief Operating Officer
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Nationwide Financial Services, Inc.

                                           Director and Chairman of the Board
                                           Nationwide Investment Services Corporation

                                           Director and Vice Chairman
                                           Nationwide Financial Institution Distributors Agency, Inc.
                                           Nationwide Global Holdings, Inc.
                                           NEA Valuebuilder Investor Services, Inc.
                                           NEA Valuebuilder Investor Services of Arizona, Inc.
                                           Public Employees Benefit Services Corporation

                                           Director and President
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Investor Services, Inc.

                                           Director
                                           Affliate Agency, Inc.
                                           Affliate Agency of Ohio, Inc.
                                           Financial Horizons Distributors Agency of Alabama, Inc.
                                           Financial Horizons Distributors Agency of Ohio, Inc.
                                           Financial Horizons Distributors Agency of Oklahoma, Inc.
                                           Financial Horizons Securities Corporation
                                           Landmark Financial Services of New York, Inc.
                                           Nationwide Indemnity Company

                                           Trustee and Chairman
                                           Nationwide Asset Allocation Trust

                                           Trustee and President
                                           Nationwide Insurance Golf Charities, Inc.

                  Gordon E. McCutchan      Executive Vice President-Law and Corporate Services
                                           and Secretary
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Nationwide Financial Services, Inc.
                                           Nationwide Properties, Ltd.
                                           Nationwide Realty Investors, Ltd.
                                           NEA Valuebuilder Investor Services, Inc.
                                           NEA Valuebuilder Investor Services of Arizona, Inc.
                                           Nationwide Financial Institution Distributors Agency, Inc.
                                           Colonial County Mutual Insurance Company
                                           Gates, McDonald & Company of Nevada
                                           Gates, McDonald & Company of New York, Inc.
                                           Farmland Mutual Insurance Company
                                           Lone Star General Agency, Inc.
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Communications Inc.
                                           Employers Insurance of Wausau A Mutual Company
                                           National Premium and Benefit Administration Company
                                           Nationwide Corporation
                                           Nationwide Insurance Enterprise Foundation
                                           Nationwide Investment Services Corporation
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau Underwriters Insurance Company
                                           Wausau Service Corporation
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company

                                           Executive Vice President-Law and Corporate Services
                                           American Marine Underwriters, Inc.
                                           Employers Life Insurance Company of Wausau
                                           Pension Associations of Wausau, Inc.
                                           Public Employees Benefit Services Corporation
                                           Wausau Preferred Health Insurance Company
                                           Companies Agency, Inc.
                                           Companies Agency of Alabama, Inc.
                                           Companies Agency Insurance Services of California
                                           Companies Agency of Idaho, Inc.
                                           Companies Agency of Illinois, Inc.
                                           Companies Agency of Kentucky, Inc.
                                           Companies Agency of Massachusetts, Inc.
                                           Companies Agency of New York, Inc.
                                           Companies Agency of Pennsylvania, Inc.
                                           Companies Agency of Phoenix, Inc.
                                           Countrywide Services Corporation
                                           Wausau International Underwriters

                                           Executive Vice President-Law and Corporate Services
                                           and Director
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Investor Services, Inc.

                                           Executive Vice President-Law and Corporate Services,
                                           Secretary and Director
                                           California Cash Management Company
                                           Colonial Insurance Company of Wisconsin
                                           Gates, McDonald & Company
                                           GatesMcDonald Health Plus Inc.
                                           Nationwide Global Holdings, Inc.
                                           National Casualty Company
                                           Nationwide Cash Management Company
                                           Nationwide Indemnity Company
                                           Nationwide Community Urban Redevelopment Corporation

                                           Vice Chairman and Director
                                           Neckura Holding Company
                                           Neckura Insurance Company
                                           Neckura Life Insurance Company

                                           Secretary
                                           The Beak and Wire Corporation
                                           Affiliate Agency, Inc.
                                           Affiliate Agency of Ohio, Inc.
                                           Financial Horizons Distributors Agency of Alabama, Inc.
                                           Financial Horizons Distributors Agency of Ohio, Inc.
                                           Financial Horizons Distributors Agency of Oklahoma, Inc.
                                           Financial Horizons Securities Corporation
                                           Landmark Financial Services of New York, Inc.
                                           NEA Valuebuilder Investor Services of Alabama, Inc.
                                           NEA Valuebuilder Investor Services of Montana, Inc.
                                           NEA Valuebuilder Investor Services of Nevada, Inc.
                                           NEA Valuebuilder Investor Services of Ohio, Inc.
                                           NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                           NEA Valuebuilder Investor Services of Wyoming, Inc.

                                           Secretary and Director
                                           Nationwide Agency, Inc.
                                           Nationwide HMO, Inc.
                                           Nationwide Management Systems, Inc.

                                           Director
                                           MRM Investments, Inc.
                                           NWE, Inc.

                                           Clerk
                                           NEA Valuebuilder Services Insurance Agency, Inc.


                  Dimon R. McFerson        Chairman and Chief Executive Officer-Nationwide Insurance
                                           Enterprise and Director
                                           Nationwide Mutual Insurance Company

                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Colonial Insurance Company of Wisconsin
                                           Nationwide Communications Inc.
                                           Farmland Mutual Insurance Company
                                           Nationwide Agribusiness Insurance Company
                                           National Casualty Company
                                           Nationwide Financial Services, Inc.
                                           Nationwide Global Holdings, Inc.
                                           Nationwide Indemnity Company
                                           Nationwide Investment Services Corporation
                                           California Cash Management Company
                                           Nationwide Cash Management Company
                                           Employers Insurance of Wausau A Mutual Company
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance  Company
                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau Service Corporation
                                           Wausau General Insurance Company
                                           Wausau Business Insurance Company
                                           Wausau Underwriters Insurance Company

                                           Chairman and Chief Executive Officer - Nationwide Insurance
                                           Enterprise, President and Director
                                           Nationwide Corporation

                                           Chairman of the Board, Chairman and Chief Executive
                                           Officer-Nationwide Insurance Enterprise and Director
                                           American Marine Underwriters, Inc.
                                           Gates, McDonald and Company
                                           GatesMcDonald Health Plus, Inc.
                                           Nationwide Investor Services, Inc.
                                           Public Employees Benefit Services Corporation
                                           Companies Agency, Inc.
                                           Companies Agency of Alabama, Inc.
                                           Companies Agency Insurance Services of California
                                           Companies Agency of Idaho, Inc.
                                           Companies Agency of Illinois, Inc.
                                           Companies Agency of Kentucky, Inc.
                                           Companies Agency of Massachusetts, Inc.
                                           Companies Agency of New York, Inc.
                                           Companies Agency of Pennsylvania, Inc.
                                           Companies Agency of Phoenix, Inc.
                                           Countrywide Services Corporation
                                           Employers Life Insurance Company of Wausau
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Financial Institution Distributors Agency, Inc.
                                           Wausau International Underwriters
                                           Wausau Preferred Health Insurance Company

                                           Chairman and Director

                                           NEA Valuebuilder Investor  Services of Arizona, Inc.

                                           Trustee and Chairman
                                           Financial Horizons Investment Trust
                                           Nationwide Investing Foundation
                                           Nationwide Investing Foundation II
                                           Nationwide Separate Account Trust

                                           Chairman of the Board
                                           Nationwide Insurance Golf Charities, Inc.

                                           Chairman of the Board and Director
                                           Lone Star General Agency, Inc.
                                           Nationwide Community Urban Redevelopment Corporation
                                           NEA Valuebuilder Investor Services, Inc.
                                           Colonial County Mutual Insurance Company

                                           Director
                                           Gates, McDonald & Company of Nevada
                                           Gates, McDonald & Company of New York

                                           Chairman of the Board, Chairman and Chief Executive
                                           Officer-Nationwide Insurance Enterprise and Trustee
                                           Nationwide Insurance Enterprise Foundation

                                           Member-Board of Managers, Chairman of the Board,
                                           Chairman and Chief Executive Officer-Nationwide Insurance
                                           Enterprise
                                           Nationwide Properties, Ltd.
                                           Nationwide Realty Investors, Ltd.

                  Robert A. Oakley         Executive Vice President-Chief Financial Officer
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           American Marine Underwriters, Inc.
                                           Companies Agency, Inc.
                                           Companies Agency of Alabama, Inc.
                                           Companies Agency of Idaho, Inc.
                                           Companies Agency of Illinois, Inc.
                                           Companies Agency of Kentucky, Inc.
                                           Companies Agency of Massachusetts, Inc.
                                           Companies Agency of New York, Inc.
                                           Companies Agency of Pennsylvania, Inc.
                                           Companies Agency of Phoenix, Inc.
                                           Countrywide Services Corporation
                                           Employers Life Insurance Company of Wausau
                                           National Casualty Company
                                           National Premium and Benefit Administration Company
                                           The Beak and Wire Corporation

                                           Employers Insurance of Wausau A Mutual Company
                                           Farmland Mutual Insurance Company
                                           Nationwide Financial Institution Distributors Agency, Inc.
                                           Lone Star General Agency, Inc.
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Communications Inc.
                                           Nationwide Corporation
                                           Nationwide Financial Services, Inc.
                                           Nationwide Investment Services Corporation
                                           Nationwide Investor Services, Inc.
                                           Nationwide Insurance Enterprise Foundation
                                           Nationwide Properties, Ltd.
                                           Nationwide Realty Investors, Ltd.
                                           NEA Valuebuilder Investor Services, Inc.
                                           NEA Valuebuilder Investor Services of Arizona, Inc.
                                           Colonial County Mutual Insurance Company
                                           Pension Associates of Wausau, Inc.
                                           Public Employees Benefit Services Corporation
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Preferred Health Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company

                                           Director, Chairman of the Board
                                           Neckura Holding Company
                                           Neckura Insurance Company
                                           Neckura Life Insurance Company

                                           Executive Vice President-Chief Financial Officer and
                                           Director
                                           California Cash Management Company
                                           Colonial Insurance Company of Wisconsin
                                           Nationwide Cash Management Company
                                           Nationwide Community Urban Redevelopment Corporation
                                           Nationwide Global Holdings, Inc.
                                           MRM Investments, Inc.
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Indemnity Company

                                           Executive Vice President
                                           Companies Agency Insurance Services of California
                                           Wausau International Underwriters

                                           Director and Vice Chairman
                                           Leben Direkt Insurance Company
                                           Neckura General Insurance Company
                                           Auto Direkt Insurance Company


                                           Director

                                           NWE, Inc..
                                           Gates, McDonald & Company
                                           GatesMcDonald Health Plus Inc.


                  Robert J. Woodward, Jr.  Executive Vice President-Chief Investment Officer
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Colonial County Mutual Insurance Company
                                           Colonial Insurance Company of Wisconsin
                                           Employers Insurance of Wausau A Mutual Company
                                           Employers Life Insurance Company of Wausau
                                           Farmland Mutual Insurance Company
                                           Gates, McDonald & Company
                                           Gates McDonald Health Plus, Inc.
                                           Lone Star General Agency, Inc.
                                           National Casualty Company
                                           Nationwide Financial Services, Inc.
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Corporation
                                           Nationwide Insurance Enterprise Foundation
                                           Nationwide Investment Services Corporation
                                           Pension Associates of Wausau, Inc.
                                           Public Employees Benefit Services Corporation
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Preferred Health Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company

                                           Vice Chairman and Director
                                           Nationwide Communications Inc.

                                           Director
                                           Nationwide Global Holdings, Inc.

                                           Member-Board of Managers and Vice Chairman
                                           Nationwide Properties, Ltd.
                                           Nationwide Realty Investors, Ltd.

                                           Director and President
                                           California Cash Management Company
                                           MRM Investments, Inc.
                                           Nationwide Cash Management Company
                                           Nationwide Community Urban Redevelopment Corporation
                                           NWE, Inc.

                                           Director, Executive Vice President-Chief Investment Officer
                                           Nationwide Indemnity Company
                                           Nationwide Advisory Services, Inc.

                                           Vice Chairman and Director
                                           Nationwide Communications Inc.

                                           Director
                                           Nationwide Global Holdings, Inc.

                                           Trustee and Vice Chairman
                                           Nationwide Asset Allocation Trust

                  James F. Laird, Jr.      Vice President and General Manager and Acting Treasurer
                                           Nationwide Advisory Services, Inc.

                                           Vice President and General Manager and Acting Treasurer
                                           and Director
                                           Nationwide Investors Services, Inc.

                                           Treasurer
                                           Nationwide Investing Foundation
                                           Nationwide Separate Account Trust
                                           Nationwide Investing Foundation II
                                           Financial Horizons Investment Trust.
                                           Nationwide Asset Allocation Trust


                  W. Sidney Druen          Senior Vice President and General Counsel and
                                           Assistant Secretary
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Investors Services, Inc.
                                           Employers Insurance of Wausau A Mutual Company
                                           Employers Life Insurance Company of Wausau
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Underwriters Insurance Company
                                           Wausau Preferred Health Insurance Company
                                           Wausau Service Corporation

                                           Senior Vice President and General Counsel
                                           Affiliate Agency, Inc.
                                           Affiliate Agency of Ohio, Inc.
                                           American Marine Underwriters, Inc.
                                           The Beak and Wire Corporation
                                           California Cash Management Company
                                           Colonial County Mutual Insurance Company
                                           Colonial Insurance Company of California

                                           Farmland Mutual Insurance Company
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Financial Services, Inc.
                                           Nationwide Financial Institution Distributors Agency, Inc.
                                           Financial Horizons Distributors Agency of Alabama, Inc.
                                           Financial Horizons Distributors Agency of Ohio, Inc.
                                           Financial Horizons Distributors Agency of Oklahoma, Inc.
                                           Financial Horizons Securities Corporation
                                           Gates, McDonald & Company
                                           Gates, McDonald & Company of Nevada
                                           Gates, McDonald & Company of New York, Inc.
                                           GatesMcDonald Health Plus, Inc.
                                           Landmark Financial Services of New York, Inc.
                                           National Casualty Company
                                           Nationwide Cash Management Company
                                           Nationwide Communications Inc.
                                           Nationwide Corporation
                                           Nationwide Global Holdings, Inc.
                                           Nationwide Investment Services Corporation
                                           Companies Agency, Inc.
                                           Companies Agency Insurance Services of California
                                           Companies Agency of Alabama, Inc.
                                           Companies Agency of Idaho, Inc.
                                           Companies Agency of Illinois, Inc.
                                           Companies Agency of Kentucky, Inc.
                                           Companies Agency of Massachusetts, Inc.
                                           Companies Agency of New York, Inc.
                                           Companies Agency of Pennsylvania, Inc.
                                           Companies Agency of Phoenix, Inc.
                                           Countrywide Services Corporation
                                           Lone Star General Agency Inc.
                                           Nationwide Insurance Enterprise Foundation
                                           Nationwide Indemnity Company
                                           Nationwide Properties, Ltd.
                                           Nationwide Realty Investors, Ltd.
                                           NEA Valuebuilder Investor Services, Inc.
                                           NEA Valuebuilder Investor Services of Alabama, Inc.
                                           NEA Valuebuilder Investor Services of Arizona, Inc.
                                           NEA Valuebuilder Investor Services of Montana, Inc.
                                           NEA Valuebuilder Investor Services of Nevada, Inc.
                                           NEA Valuebuilder Investor Services of Ohio, Inc.
                                           NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                           NEA Valuebuilder Investor Services of Wyoming, Inc.
                                           NEA Valuebuilder Services Insurance Agency, Inc.
                                           MRM Investments, Inc.
                                           NWE, Inc.
                                           PEBSCO of Massachusetts Insurance Agency, Inc.
                                           Pension Associates of Wausau, Inc.
                                           Public Employees Benefit Services Corporation
                                           Public Employees Benefit Services Corporation of Alabama
                                           Public Employees Benefit Services Corporation of Arkansas
                                           Public Employees Benefit Services Corporation of Montana
                                           Public Employees Benefit Services Corporation of New Mexico
                                           Scottsdale Indemnity Company

                                           Scottsdale Insurance Company
                                           Scottsdale Surplus Lines insurance Company
                                           Wausau International Underwriters

                                           Senior Vice President and General Counsel and Director
                                           Nationwide Community Urban Redevelopment Corporation

                                           General Counsel
                                           Nationwide Insurance Golf Charities, Inc.


                  Rae Mercer Pollina       Secretary
                                           Nationwide Advisory  Services, Inc.
                                           Nationwide Investors Services, Inc.
                                           Nationwide Investing Foundation
                                           Nationwide Separate Account Trust
                                           Nationwide Investing Foundation II
                                           Financial Horizons Investment Trust
                                           Nationwide Asset Allocation Trust


                  Peter J. Neckermann      Vice President - Economic and Investment Services
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Nationwide Indemnity Company

                                           Vice President
                                           Nationwide Advisory Services, Inc.

                                           Director
                                           Leben Direkt Insurance Company
                                           Nationwide Investors Services, Inc.
                                           Neckura Holding Company

                                           Assistant Treasurer
                                           Financial Horizons Investment Trust
                                           National Casualty Company
                                           National Premium and Benefit Administration Company
                                           Nationwide Investing Foundation
                                           Nationwide Investing Foundation II
                                           Nationwide Separate Account Trust
                                           Nationwide Asset Allocation Trust


                  Edwin P. McCausland, Jr. Vice President-Fixed Income Securities
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance
                                                   Company
                                           Nationwide Life Insurance Company

                                           Nationwide Life and Annuity Insurance Company
                                           California Cash Management Company
                                           Colonial Insurance Company of Wisconsin
                                           Employers Insurance of Wausau A Mutual Company
                                           Employers Life Insurance Company of Wausau
                                           Farmland Mutual Insurance Company
                                           Financial Horizons Investment Trust
                                           Gates, McDonald & Company
                                           Gates McDonald Health Plus, Inc.
                                           National Casualty Company
                                           Nationwide Agribusiness Insurance Company
                                           Nationwide Cash Management Company
                                           Nationwide Indemnity Company
                                           Nationwide Insurance Enterprise Foundation
                                           Scottsdale Indemnity Company
                                           Scottsdale Insurance Company
                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau Business Insurance Company
                                           Wausau General Insurance Company
                                           Wausau Preferred Health Insurance Company
                                           Wausau Service Corporation
                                           Wausau Underwriters Insurance Company

                                           Vice President-Fixed Income
                                           Nationwide Advisory Services, Inc.

                                           Assistant Treasurer
                                           Nationwide Asset Allocation Trust
                                           Nationwide Investing Foundation
                                           Nationwide Investing Foundation II
                                           Nationwide Separate Account Trust


                  Joseph P. Rath           Vice President-Product and Market Compliance
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company

                                           Vice President-Compliance
                                           Nationwide Advisory Services, Inc.
                                           Nationwide Investment Services Corporation

                                           Vice President-Chief Compliance Officer
                                           Nationwide Financial Services, Inc.


                  William G. Goslee        Vice President
                                           Nationwide Advisory Services, Inc.

                                           Assistant Treasurer
                                           Nationwide Asset Allocation Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

      Farmland Mutual Insurance Company
      Nationwide Agribusiness Insurance
      Company 1963 Bell Avenue
      Des Moines, Iowa 50315-1000
      Colonial Insurance Company of Wisconsin
      3455 Mill Run Drive, 5th Floor
      Hilliard, Ohio 43026

      Employers Insurance of Wausau A Mutual Company
      2000 Westwood Drive
      Wausau, Wisconsin 54401-7881

      Scottsdale Insurance Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      National Casualty Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      Lone Star General Agency, Inc.
      P.O. Box 14700
      Austin, Texas 78761

      Auto Direkt Insurance Company
      Columbus Insurance Brokerage and Service, GMBH
      Leben Direkt Insurance Company
      Neckura General Insurance Company
      Neckura Holding Company
      Neckura Insurance Company
      Neckura Life Insurance Company
      John E. Fisher Str. 1
      61440 Oberursel/Ts.
      Germany

      Public Employees Benefit Services Corporation
      Two Nationwide Plaza
      Columbus, Ohio 43215

      Nationwide Advisory Services, Inc.
      Nationwide Investors Services, Inc.
      Three Nationwide Plaza,  Columbus, Ohio 43215

(b)   Information for the Subadvisers of the Small Company Fund

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Smaal Company Fund and the Small Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger & Berman L.P.

           Neuberger & Berman, L.P. ("Neuberger & Berman") acts as subadviser to the Small Company Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Neuberger & Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger & Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Small Company Fund, the Strategic Growth Fund and the Strategic Value Fund. Strong began conducting business in 1974, provides continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment adviser for each of the mutual funds within the Strong Family of Funds, as well as acting as dividend-disbursing agent and transfer agent for the Strong Family of Funds.

             Officers and Directors of Strong    Other Business

             Richard S. Strong                   Chairman and Director:
             Chairman, Director and              Strong Holdings, Inc.
             Chief Investment Officer            Strong Funds Distributors, Inc.
                                                 Heritage Reserve Development Corporation
                                                 Strong Family of Funds


             John Dragisic                       President and Director:
             President and Director              Strong Holdings, Inc.
                                                 Strong Family of Funds

                                                 President and Chief Executive
                                                 Officer:
                                                 (From 1987 to July 1994)
                                                 Grunau Company
                                                 Milwaukee, Wisconsin

             Lawrence A. Totsky                  Vice President of Strong (from December
             Senior Vice President               1992 to September 1994)

                                                 Vice President:
                                                 Strong Family of Funds

                                                 President:

                                                 Strong Funds Distributors, Inc.

                                                 Vice President:
                                                 Strong Holdings, Inc.


             Thomas P. Lemke                     Resident Counsel for Funds Management at J.P.
             Senior Vice President, Secretary    Morgan & Co., Inc.  (from April 1992 to September
             and General Counsel                 1994

                                                 Vice President:
                                                 Strong Family of Funds

             Thomas M. Zoeller                   Treasurer:
             Treasurer                           Strong Funds Distributors, Inc.

      (4)Van Eck Associates

      Van Eck Associates Corporation ("VEAC") acts as subadviser to the Small Company Fund and as investment adviser to a number of investment companies including Van Eck Worldwide Insurance Trust. Listed below are the officers and directors of VEAC and their positions with some of the VEAC affiliates.

         Name                            Position with Van Eck
                                         Associates Corporation


         John C. Van Eck                 Chairman of the Board

         Philip DeFeo                    President, Chief Executive
                                         Officer and Director

         Fred M. Van Eck                 Director

         Sigrid S. Van Eck               Director, Vice President &
                                                           Assistant Treasurer

         Derek S. Van Eck                Director, Executive Vice President
                                         Director, - Global Investments

         Jan F. Van Eck                  Director

         Henry J. Bingham                Executive Managing Director

         Lucille Palermo                 Associate Director, Mining
                                         Research

         William A. Trebilcock           Director, Mining Research

         Madis Senner                    Director, Global Fixed Income

         Kevin Reid                      Director, Real Estate Research

         Charles Cameron                 Director, Trading

         Michael G. Dootley              Sr. Vice President, Treasurer,
                                         Controller and Chief Financial
                                         Officer

         Bruce J. Smith                  Senior Managing Director,
                                         Portfolio Accounting

         Thaddeus Leszczynski            Vice President, General
                                         Counsel and Secretary


      (5)Pictet International Management Limited

      The information concerning Pictet International Management Limited ("PIML") and its officers and directors is incorporated by reference to the information contained under "Management of the Fund" in the Small Company Fund's prospectus and to Schedules A and D of Form ADV filed by PIML (SEC File No. 801-15143).

      (6)Warburg, Pincus Counsellors, Inc.

      Warburg, Pincus Counsellors, Inc. ("Warburg") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Warburg renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 28 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

(c)   Information for the Subadvisers of the Income Fund

      (1)      NCM Capital Management Group, Inc.

               NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships.

         MACEO K. SLOAN*
         Chairman, President & CEO and Director

                  CONXUS Communications (formerly PCS Development
                  Corporation)-Wireless Communications Chairman

                  Sloan Communications-Wireless Communications
                  Chairman & CEO

                  TIAA/CREF-Insurance
                  Director

                  Mechanics & Farmers Bank-Banking
                  Director

                  New Africa Advisers-Investment Management
                  Chairman

                  Sloan Financial Group-Holding Company
                  Chairman, President & CEO

                  Calvert New Africa Fund-Investment Management
                  Director/Portfolio Manager



         JUSTIN F. BECKETT*
         Executive Vice President and Director

                  CONXUS Communications (formerly PCS Development
                  Corporation)-Wireless Communications Director

                  New Africa Advisers-Investment Management
                  President & CEO/Director

                  Sloan Communications-Wireless Communications
                  President

                  Sloan Financial Group-Holding Company
                  Executive Vice President/Director

                  Calvert New Africa Fund-Investment Management
                  Portfolio Manager

         CLIFFORD D. MPARE*
         Director of Investments

                  New Africa Advisers-Investment Management
                  Director/Chief Investment Officer

                  Calvert New Africa Fund-Investment Management
                  Portfolio Manager

         EDITH H. NOEL*
         Corporate Secretary/Treasurer

                  Sloan Financial Group-Holding Company
                  Corporate Secretary/Treasurer

         PETER JON ANDERSON**
         Director

                  American Express Financial Corporation
                  Director and Senior Vice President

                  IDS  Advisory Group Inc.
                  Director, Chairman and CIO

                  American Express Financial Advisers
                  Senior Vice President

                  IDS International, Inc.
                  Director, Chairman and Executive Vice President

                  American Express Securities Service
                  Vice President

         MORRIS GOODWIN, JR.**
         Director

                  American Express Financial Advisors Inc.
                  Vice President and Corporate Treasurer

                  American Express Financial Corporation
                  Vice President and Corporate Treasurer

                  IDS Advisory Group Inc.
                  Vice President and Treasurer

                  IDS International, Inc.
                  Vice President and Treasurer

                  American Express Securities Service
                  Vice President and Treasurer

         *The principal business address for Messers Sloan, Beckett and Mpare and Ms. Noel is 103 West Main Street, Durham, NC., 27701

         **The principal business address for Messers. Anderson and Goodwin is IDS Tower 10, Minneapolis, MN., 55440

         (2)  Smith Graham & Co. Asset  Managers, L.P.

         Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship.

         The following is a list of the individuals who are the principal officers and management committee for Smith Graham and their principal occupations for the last two years:

         Gerald B. Smith          Chairman and Chief Executive Officer of Smith Graham

         Ladell Graham            President and Chief Investment Officer of Smith Graham

         Jamie G. House           Executive Vice President and Chief Financial Officer of Smith Graham

         Gilbert A. Carcia        Executive Vice President and Director of Marketing of Smith Graham
                                  from January 1996 to present
                                  President of Cisneros Asset Management Company until December
                                  1995

         Edward B. VanWijk        Executive Vice President-Director of Global & International
                                  Investments, July 1996 to Present
                                  Robeco Administrative MijBu Rotterdam, The Netherlands
                                  October 1989 to June 1996

(d)     Information for the Subadviser of the Strategic Growth Fund

         (1)      Strong Capital Management, Inc. - See Item 28(b)(3)

(e)      Information for the Subadviser of the Strategic Value Fund

         (1)      Schafer Capital Management, Inc.

                  Schafer Capital Management, Inc., registrant's investment adviser, also acts as investment adviser to certain other clients.

                  David K. Schafer, a director and officer of Schafer Capital Management, Inc., is also Chairman of the Board of Schafer Cullen Capital Management, Inc., 645 Fifth Ave, New York, New York 10022.

                  James D. Cullen, an officer of Schafer Capital Management Inc., is also President of Schafer Cullen Capital Management, Inc.

                  Schafer Cullen Capital Management, Inc. is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

(f) Information for the Subadviser of the Equity Income Fund and High Income Bond Fund

         (1)      Federated Investment Counseling

                  Federated Investment Counseling, the Subadviser to Nationwide Equity Income Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The Trustees of the Subadviser their position with the Subadviser and its affliates is as follows:

John F. Donahue               J. Christopher Donahue        John W. McGonigle            Mark D. Olson
---------------               ----------------------        -----------------            -------------
Board Member:                 Board Member:                 Board Member:                Board Member:
Federated Advisers            Federated Advisers            Federated Advisers           Federated Advisers
Federated Global              Federated Global Research     Federated Global Research    Federated Management
Research Corp.                 Corp.                          Corp.
Federated Management          Federated Management          Federated Management         Federated Research
Federated Research            Federated Research            Federated Research           Federated Administrative
                                                                                            Services
Federated Investment          Federated Investment          Federated Research Corp.     Federated Investment
    Counseling                    Counseling                                                 Counseling
Federated Research Corp.      Federated Research Corp.      Federated Financial          Advanced Information
                                                               Services, Inc.               Systems
Federated Investors, Inc.     Federated Investors, Inc.     Federated International      Federated Investors
                                                               Management, Ltd.
Federated Investors           Federated Investors           Federated Shareholder        Federated Shareholder
   Building Corp.                Building Corp.                Services                     Services
Federated Investors           Federated Investors           FFSI Insurance Agency,       Federated Shareholder
  Management Company            Management Company             Inc.                         Services Company
Federated Investors           Federated Investors           Federated Investment         Retirement Plan Services
                                                                Counseling                  Company of America
Federated Investors           Federated Investors           Federated Investors
Insurance, Inc.               Insurance, Inc.
                              Federated Shareholder         Federated Investors, Inc.
                                Services Company
Chairman:                     Federated Administrative      Federated Investors
                                 Services                      Building Corp.

John F. Donahue               J. Christopher Donahue        John W. McGonigle            Mark D. Olson
---------------               ----------------------        -----------------            -------------
Federated Advisers            Federated Administrative      Federated Investors
                                Services, Inc.                Insurance, Inc.

Federated Global Research     Federated Financial           Federated Investors
       Corp.                    Services, Inc.                Management Company
Federated Management          Federated International       FII Holdings, Inc.
                                Management, Ltd.
Federated Research            Federated Shareholder
                                Services                    President:
Federated Investors           FFSI Insurance Agency,        Federated Financial
                                Inc.                          Services, Inc.
Federated Research Corp.      Retirement Plan Services      Federated Investors
                                Company of America            Insurance, Inc.
Passport Research Ltd.        Edgewood Services, Inc.       Federated Investors
                                                              Management Company
                              FS Holdings, Inc.             FII Holdings, Inc.
                              Advanced Information          FFSI Insurance Agency,
                                Systems                       Inc.
                              Federated Services
                                 Company                    President & CEO:
                              Federated Bank and Trust      Federated Investors
                                                              Building Corp.

                              President, CEO & COO:
                              Federated Advisers            President & COO:
                              Federated Global Research     Federated Investors, Inc.
                                Corp.
                              Federated Management          Chairman, President &
                                                            CEO:
                              Federated Research            Federated Shareholder
                                                              Services
                              Federated Research Corp.
                                                            Exec. Vice Pres. & Sec.:
                              President & COO:              Federated Investors
                              Federated Investors

                              Chairman & CEO:
                              Federated Investors, Inc.

                              President:
                              Passport Research Ltd.

         The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Mark D. Olson is a partner with Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the Sub-Adviser are: John B. Fisher,
         President: William D. Dawson, III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski and Charles A. Ritter, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Michael P. Donnelly, Michael J. Donnelly, Linda A. Duessel, Donald T. Ellenberger, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette,

         Susan R. Hill, Stephen A. Keen, Robert K. Kinsey, Robert M. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, Christopher J. Smith, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Paige M. Wilhelm,and Jolanta M. Wysocka, Vice Presidents; Stephen A. Keen, Secretary; and Thomas R. Donahue, Treasurer. The business address of each of the Officers of the Subadviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investments advisers to other mutual funds.

(g)      Information for the Subadviser of the Balanced Fund and Multi Sector
         Bond Fund

         (1)      Salomon Brothers Asset Management, Inc.

                  The list required by this Item 28 of officers and directors of Salomon Brothers Asset Management, Inc.("SBAM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SBAM and SBAM Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32046 and 801-43335.)

(h)      Information for the Subadviser of the Small Cap Value Fund

         (1)      The Dreyfus Corporation - See Item 28(b)(1)

(i)      Information for the Subadviser of the Global Equity Fund

         (1)      J.P. Morgan Investment Management, Inc.

                  J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of
                  J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                  To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

(j)      Information for the Subadvisers of the Select Advisers Mid Cap Fund

         (1)      Pilgrim Baxter & Associates, Ltd.

                  Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                  Name and Position with Pilgrim Baxter & Associates, Ltd.        Name of Other Company
                  --------------------------------------------------------        ---------------------
                  Harold J.Baxter                                                 PBHG Fund Services
                  Director, Chairman & Chief Executive Officer                    United Asset Management Corporation
                                                                                  Newbold's Asset Management, Inc.

                  Gary L. Pilgrim                                                 PBHG Fund Services

                  Director, President, Treasurer & Chief Investment Officer

                  Brian F. Bereznak                                               PBHG Fund Services
                  Chief Operating Officer (from 1989 through 1996)

                  Eric C. Schneider                                               Newbold's Asset Management, Inc.
                  Chief Financial Officer

         (2)      Rice, Hall, James & Associates

                       Name and Position with Subadvisor:                         Other Affiliations
                       ----------------------------------                         ------------------
                       Thomas W. McDowell, Jr.                                    none
                       President, Chief Executive Officer
                       Director of RHJ

                       Samuel R. Trozzo                                           none
                       Chairman
                       Director of RHJ

                       Walter H. Beck                                             none
                       Partner
                       Director of RHJ

                       Michelle P. Connell                                        none
                       Partner

                       James D. Dickinson                                         none
                       Partner

                       Charles G. King                                            none
                       Partner

                       Mitchell S. Little                                         none
                       Partner

                       Gary S. Rice                                               none
                       Partner

                       David P. Tessmer                                           none
                       Partner
                       Director of RHJ

                       Timothy A. Todaro                                          none
                       Partner

                       Patricia A. Urbonya                                        none
                       Partner


                  (3)      First Pacific Advisers, Inc.

                           During the last two fiscal years, First Pacific Advisors, Inc., the investment subadviser to Registrant ("Subadviser"), has not engaged in any other business in a substantial nature except as investment adviser to Source Capital, Inc. ("Source"), a registered closed-end investment company; as investment adviser to FPA Capital Fund, Inc. ("Capital"), FPA New Income, Inc. ("New Income"), FPA Paramount Fund, Inc. ("Paramount"), FPA Perennial Fund, Inc. ("Perennial"), and UAM/FPA Crescent Portfolio, each a registered open-end investment company; and as investment adviser to institutional accounts. During the last two fiscal years, no director or officer of the Subadviser has engaged for his own account or in the capacity of director, officer, employee, partner or trustee, in any other business, profession, vocation or employment of a substantial nature except as set forth below.

            Name and Position with Subadviser                                Other Affliations(1)
            ---------------------------------                                ---------------------
Julio J. de Puzo, Jr.,                                      Director and/or Officer of  Source, Capital, New Income, .
Director, Principal & Chief Executive Officer               Paramount, and Perennial.

Robert L. Rodriguez,                                        Director and/or Officer of  Source, Capital, New Income, .
Director, Principal & Chief Investment Officer              Paramount, and Perennial.

William M. Samms,                                           Officer of Paramount
Director & Principal

J. Richard Atwood,                                          Officer of  Source, Capital, New Income, Paramount,
Senior Vice President, Chief Financial Officer &            and Perennial.
Treasurer

Eric S. Ende,                                               Officer of  Source, Capital, New Income, Paramount,
Senior Vice President                                       and Perennial.

Steven T. Romick,                                           Officer of Source
Senior Vice President

Andrewe C. Ward,                                            ---
Senior Vice President

Daryl A. Weber                                              ---
Senior Vice President

Christopher H. Thomas,                                      Officer of  Source, Capital, New Income, Paramount,
Vice President & Controller                                 and Perennial.

Thomas H. Aneberry,                                         ---
Vice President

Dennis M. Bryan,                                            Officer of Capital.
Vice President

Steven R. Geist,                                            Officer of Source and Perennial.
Vice President

Janet M. Pitman                                             Officer of  Source, Capital, New Income, Paramount,
Vice President                                              and Perennial.

            Name and Position with Subadviser                                Other Affliations(1)
            ---------------------------------                                ---------------------
Mary S. Thomas,                                             ---
Vice President

Sherry Sasaki,                                              Officer of  Source, Capital, New Income, Paramount,
Assistant Vice President & Secretary                        and Perennial.

Marie McAvenia                                              ---
Assistant Vice President

(1)The address of each company named is 11400 W. Olympic Boulevard, Suite 1200, Los Angeles, CA 90064

ITEM 29. PRINCIPAL UNDERWRITERS
         (a)  Not applicable.
         (b)  Not applicable.
         (c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         James F. Laird, Jr.
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

ITEM 31. MANAGEMENT SERVICES
         Not applicable.

ITEM 32. UNDERTAKINGS
         (a) The Trust undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months of the effective date of the post-effective amendment to the Registrant's Registration Statement adding the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund and Select Advisers Mid Cap Fund.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 2nd day of September 1997.

                        NATIONWIDE SEPARATE ACCOUNT TRUST

                           By: /s/ JAMES F. LAIRD, JR.
                              ------------------------
                              James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 25 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 2ND DAY OF SEPTEMBER 1997.

Signature & Title
-----------------
Principal Executive Officer

DIMON R. MCFERSON*
-----------------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
-----------------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
-----------------------------
John C. Bryant, Trustee

ROBERT M. DUNCAN*
-----------------------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
-----------------------------
Thomas J. Kerr, IV, Trustee

* By: JAMES F. LAIRD, JR.
     ------------------------
     James F. Laird, Jr., Attorney-In-Fact